UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal Income
Fund

and

Fidelity
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Fidelity Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,036.80	$ 2.46
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.90	$ 2.69
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Michigan Municipal Income Fund	.48%
Fidelity Michigan Municipal Money Market Fund	.53%

Annual Report

Performance: The Bottom Line

Fidelity Michigan Municipal Income Fund

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® MI Municipal Income Fund	3.73%	4.11%	4.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight to quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Fidelity Michigan Municipal Income Fund gained 3.73% and the Lehman Brothers Michigan Enhanced Municipal Bond Index rose 3.72%. My decision to overweight intermediate-maturity bonds, which outperformed, and underweight longer-term bonds, which lagged, aided the fund's returns. Although I emphasized intermediate securities, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no material impact on the fund's performance relative to the index. My larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality, also aided performance. Returns were further bolstered by our underweighting in uninsured health care bonds, which were some of the Michigan muni market's worst performers. In contrast, my out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of whom insure Puerto Rico securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	36.3
Escrowed/Pre-Refunded	20.3	24.7
Water & Sewer	17.9	15.8
Special Tax	7.5	7.3
Health Care	7.2	5.8
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	6.6	6.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	6.1	5.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 73.1%	AAA 73.6%
AA,A 24.8%	AA,A 22.7%
BBB 1.9%	BBB 1.2%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,087,709
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	631,088
		1,718,797
Michigan - 96.7%
Allegan Pub. School District:
5% 5/1/14 (MBIA Insured) (a)	1,570,000	1,687,797
5% 5/1/16 (MBIA Insured) (a)	1,545,000	1,670,222
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,213,982
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,503,364
5% 3/1/18 (MBIA Insured)	1,440,000	1,544,544
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	2,804,000	3,486,466
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,286,367
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (d)	1,200,000	1,269,888
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,481,800
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,133,787
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,471,024
5.25% 5/1/18	1,100,000	1,178,375
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,081,360
5% 5/1/17 (FSA Insured)	2,065,000	2,219,297
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (d)	1,755,000	1,913,775
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,747,705
5% 6/1/25 (AMBAC Insured)	1,775,000	1,854,183
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,789,135
Chelsea School District:
5% 5/1/15 (MBIA Insured) (a)	1,720,000	1,855,003
5% 5/1/18 (MBIA Insured) (a)	1,675,000	1,810,039
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (d)	1,000,000	1,069,350
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Chippewa Valley Schools: - continued
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	$ 1,125,000	$ 1,226,779
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured) (a)	1,905,000	2,067,973
5% 5/1/16 (FSA Insured) (a)	1,855,000	2,018,889
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,950,000	2,143,031
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,150,000	1,263,839
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,080,700
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,170,047
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (d)	1,120,000	1,207,349
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,220,000	1,342,183
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,369,687
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,369,687
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,250,000	1,375,188
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (d)	1,100,000	1,184,172
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,841,220
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,169,500
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,607,650
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,500,000	1,635,705
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,090,470
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,335,718
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,173,520
5% 9/30/12 (MBIA Insured)	4,765,000	5,089,401
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,663,975
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,498,697
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,964,853
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,142,012
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,137,480
5% 4/1/15 (AMBAC Insured)	3,800,000	4,070,674
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (d)	2,615,000	2,801,999
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Gen. Oblig.: - continued
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (d)	$ 1,500,000	$ 1,607,265
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (d)	1,250,000	1,339,388
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,119,100
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	5,210,837
5% 7/1/32 (FSA Insured)	535,000	548,669
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (d)	1,365,000	1,479,974
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,169,196
5% 7/1/36 (FGIC Insured)	7,800,000	8,011,770
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,434,026
4.105% 7/1/32 (FSA Insured) (b)	4,890,000	4,635,769
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,100,590
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,192,060
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,519,490
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	3,675,000	3,880,102
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,290,371
Series B, 5% 7/1/20 (MBIA Insured)	5,000,000	5,301,550
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	8,809,315
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,034,067
DeWitt Pub. Schools:
5% 5/1/15 (MBIA Insured) (a)	1,475,000	1,582,085
5% 5/1/17 (MBIA Insured) (a)	1,550,000	1,663,631
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,063,170
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,283,531
5% 5/1/28 (FSA Insured)	1,250,000	1,306,163
5% 5/1/29 (FSA Insured)	1,275,000	1,325,962
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,526,061
5% 5/1/17 (FSA Insured)	1,985,000	2,115,415
5.5% 5/1/17	1,690,000	1,800,611
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,663,434
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (d)	1,250,000	1,323,263
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	$ 4,500,000	$ 4,833,270
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,915,403
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,338,370
5% 10/1/17 (MBIA Insured)	1,320,000	1,399,649
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,093,950
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,030,000	1,126,769
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,144,359
5% 5/1/17 (FSA Insured)	1,615,000	1,735,673
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,312,838
5% 5/1/17 (FSA Insured)	1,390,000	1,489,274
5% 5/1/19 (FSA Insured)	1,205,000	1,294,845
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,438,454
5% 5/1/18 (MBIA Insured)	1,505,000	1,590,845
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,321,906
5% 5/1/17 (FSA Insured)	1,230,000	1,313,812
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,320,180
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,320,180
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,243,127
5% 5/1/24 (MBIA Insured)	1,300,000	1,369,225
5% 5/1/28 (MBIA Insured)	4,300,000	4,481,976
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured) (a)	1,315,000	1,427,275
5% 5/1/19 (FSA Insured) (a)	1,315,000	1,418,754
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,801,909
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,106,080
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,149,300
Grand Valley Michigan State Univ. Rev. Series A, 5% 12/1/19 (AMBAC Insured)	500,000	540,980
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	$ 1,950,000	$ 2,021,058
5% 5/1/32 (MBIA Insured)	1,950,000	2,014,214
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,504,395
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,174,954
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,042,900
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,074,720
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,302,025
0% 5/1/11 (FGIC Insured)	5,830,000	5,167,654
0% 5/1/12 (FGIC Insured)	1,420,000	1,208,704
5.25% 5/1/16	2,450,000	2,644,187
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,443,140
5.25% 5/1/16 (FSA Insured)	1,500,000	1,672,020
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	3,997,451
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,463,391
5.375% 1/15/12	2,505,000	2,550,315
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,417,419
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,094,610
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,094,610
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (d)	1,150,000	1,241,563
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,556,720
Lapeer Cmnty. Schools:
5% 5/1/22 (FSA Insured)	1,395,000	1,484,029
5% 5/1/37 (FSA Insured)	3,250,000	3,352,993
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (d)	1,050,000	1,137,035
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured) (a)	1,460,000	1,573,807
5% 5/1/16 (FSA Insured) (a)	1,425,000	1,545,755
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	1,050,740
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 1, 5.25% 10/15/16 (FSA Insured)	$ 5,000,000	$ 5,413,250
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (d)	3,000,000	3,179,430
Michigan Gen. Oblig.:
(Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,888,833
5.25% 9/15/21 (FSA Insured)	5,000,000	5,510,650
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,076,860
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,040,000	2,130,984
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,645,000	11,317,955
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	482,587
5.5% 3/1/14	1,300,000	1,378,299
5.5% 3/1/15	1,985,000	2,100,666
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,026,930
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (d)	2,000,000	2,199,080
Series A:
5% 11/15/09	650,000	664,703
5% 11/15/12	1,485,000	1,553,325
5% 11/15/14	1,000,000	1,053,930
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	1,945,000	2,066,135
6% 9/1/12 (Escrowed to Maturity) (d)	1,500,000	1,661,175
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,517,075
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,209,772
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,466,734
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,138,294
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,274,272
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,517,075
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,132,220
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	$ 1,000,000	$ 1,035,250
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,166,680
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,774,245
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	601,002
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (d)	1,435,000	1,567,795
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	4,500,000	4,936,725
(Sparrow Hosp. Proj.):
Series 2007, 5% 11/15/20	2,000,000	2,032,600
5% 11/15/17	535,000	557,823
5% 11/15/18	725,000	750,078
5% 11/15/19	1,000,000	1,024,200
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,616,969
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,783,479
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,233,563
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,151,341
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,139,235
7.5% 11/1/09 (AMBAC Insured)	10,000	10,035
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,918,626
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,241,870
5% 10/1/18	8,000,000	8,761,440
5% 10/1/23	5,000,000	5,187,700
5.375% 10/1/19	2,005,000	2,156,939
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,037,890
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,245,012
7% 5/1/21 (AMBAC Insured)	8,520,000	10,914,631
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	3,000,000	2,922,360
6% 6/1/48	2,000,000	1,935,440
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,630,000	$ 3,178,682
5.5% 11/1/16	3,000,000	3,398,430
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,536,450
5.25% 10/1/16 (FSA Insured)	3,000,000	3,230,100
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,393,537
Montague Pub. School District:
5.5% 5/1/16	430,000	462,112
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	475,000	514,729
5.5% 5/1/17	430,000	462,112
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	575,000	623,093
5.5% 5/1/19	430,000	462,112
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (d)	1,410,000	1,523,449
Mount Clemens Cmnty. School District 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,082,890
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,279,657
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,039,300
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	451,273
5% 11/1/20 (MBIA Insured)	490,000	524,227
5% 11/1/22 (MBIA Insured)	1,645,000	1,743,601
5% 11/1/23 (MBIA Insured)	1,290,000	1,361,479
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,667,481
5% 5/1/16 (FSA Insured)	1,475,000	1,585,212
5% 5/1/17 (FSA Insured)	3,675,000	3,946,877
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	295,414
5.5% 4/1/15 (FGIC Insured)	170,000	176,183
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,141,600
0% 5/1/13 (MBIA Insured)	1,700,000	1,397,774
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,515,000	1,633,155
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	$ 1,430,000	$ 1,538,923
5% 5/1/16 (MBIA Insured)	1,175,000	1,262,796
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,122,762
5% 5/1/16 (FSA Insured)	1,025,000	1,111,818
5.5% 5/1/14	1,000,000	1,092,210
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,099,210
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,954,914
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,279,657
5.25% 5/1/17 (Pre-Refunded to 11/1/12 @ 100) (d)	2,125,000	2,314,274
Riverview Cmnty. School District:
5% 5/1/14	905,000	980,848
5% 5/1/15	955,000	1,030,541
5% 5/1/17	1,000,000	1,066,270
5% 5/1/18	1,000,000	1,062,810
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,125,000	1,219,095
5% 5/1/19 (MBIA Insured)	1,475,000	1,611,010
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,056,820
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,987,971
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,465,657
5% 4/1/19 (AMBAC Insured)	1,475,000	1,559,842
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (d)	1,065,000	1,154,077
South Haven Pub. Schools 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,350,000	1,460,484
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,089,070
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,205,348
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,121,299
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,121,299
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,121,299
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,121,299
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	$ 1,735,000	$ 1,815,868
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured) (a)	1,765,000	1,902,582
5% 5/1/16 (FSA Insured) (a)	1,750,000	1,898,295
Troy School District:
5% 5/1/15	2,135,000	2,303,879
5% 5/1/15 (MBIA Insured)	1,000,000	1,086,710
5% 5/1/16 (MBIA Insured)	1,000,000	1,089,370
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,090,060
5% 5/1/16 (MBIA Insured)	2,000,000	2,186,220
5% 5/1/17	3,000,000	3,191,220
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (d)	380,000	415,701
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	2,250,000	2,475,023
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,106,070
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,333,183
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,059,420
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,075,840
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	855,746
Western Michigan Univ. Rev. 5% 11/15/35 (FGIC Insured)	5,435,000	5,603,431
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,082,890
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,063,550
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,022,563
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (d)	1,630,000	1,749,414
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,875,000	2,035,256
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,050,000	1,139,744
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,574,495
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,712,886
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,152,720
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	$ 2,035,000	$ 2,195,155
5% 5/1/17 (FGIC Insured)	1,500,000	1,608,120
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,137,287
		572,953,930
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/36 (FSA Insured)	5,000,000	5,521,600
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,480,986
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,643,275
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,106,710
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	2,132,480
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,400,000	594,864
0% 8/1/54 (AMBAC Insured)	3,400,000	300,152
		13,780,067
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	1,400,000	1,249,150
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,603,055
		3,852,205
TOTAL MUNICIPAL BONDS (Cost $578,966,514)		592,304,999
Municipal Notes - 1.7%
	Principal Amount	Value
Michigan - 1.7%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Van Andel Research Institute Proj.) Series 1999, 3.43%, LOC LaSalle Bank Midwest NA, VRDN (b) (Cost $10,000,000)	$ 10,000,000	$ 10,000,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $588,966,514)		602,304,999
NET OTHER ASSETS - (1.6)%		(9,672,406)
NET ASSETS - 100%		$ 592,632,593
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.0%
Escrowed/Pre-Refunded	20.3%
Water & Sewer	17.9%
Special Tax	7.5%
Health Care	7.2%
Others* (individually less than 5%)	7.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $588,966,514)		$ 602,304,999
Cash		8,150,070
Receivable for fund shares sold		935,507
Interest receivable		6,466,734
Prepaid expenses		1,800
Other receivables		71,166
Total assets		617,930,276

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 23,929,466
Payable for fund shares redeemed	130,524
Distributions payable	856,977
Accrued management fee	179,234
Other affiliated payables	152,875
Other payables and accrued expenses	48,607
Total liabilities		25,297,683

Net Assets		$ 592,632,593
Net Assets consist of:
Paid in capital		$ 579,120,882
Undistributed net investment income		59,390
Accumulated undistributed net realized gain (loss) on investments		113,836
Net unrealized appreciation (depreciation) on investments		13,338,485
Net Assets, for 50,401,517 shares outstanding		$ 592,632,593
Net Asset Value, offering price and redemption price per share ($592,632,593 ÷ 50,401,517 shares)		$ 11.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest		$ 25,308,284

Expenses
Management fee	$ 2,118,310
Transfer agent fees	456,792
Accounting fees and expenses	141,762
Custodian fees and expenses	8,207
Independent trustees' compensation	2,040
Registration fees	23,872
Audit	54,480
Legal	6,191
Miscellaneous	5,169
Total expenses before reductions	2,816,823
Expense reductions	(279,796)	2,537,027
Net investment income		22,771,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,485,051
Change in net unrealized appreciation (depreciation) on investment securities		(3,027,107)
Net gain (loss)		(1,542,056)
Net increase (decrease) in net assets resulting from operations		$ 21,229,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,771,257	$ 22,204,435
Net realized gain (loss)	1,485,051	3,038,896
Change in net unrealized appreciation (depreciation)	(3,027,107)	(1,411,938)
Net increase (decrease) in net assets resulting from operations	21,229,201	23,831,393
Distributions to shareholders from net investment income	(22,800,828)	(22,267,575)
Distributions to shareholders from net realized gain	(1,393,611)	(2,876,586)
Total distributions	(24,194,439)	(25,144,161)
Share transactions Proceeds from sales of shares	102,946,687	76,355,990
Reinvestment of distributions	15,136,531	16,630,117
Cost of shares redeemed	(94,359,092)	(85,289,779)
Net increase (decrease) in net assets resulting from share transactions	23,724,126	7,696,328
Redemption fees	4,623	1,406
Total increase (decrease) in net assets	20,763,511	6,384,966

Net Assets
Beginning of period	571,869,082	565,484,116
End of period (including undistributed net investment income of $59,390 and undistributed net investment income of $194,601, respectively)	$ 592,632,593	$ 571,869,082
Other Information Shares
Sold	8,786,044	6,468,719
Issued in reinvestment of distributions	1,291,798	1,409,257
Redeemed	(8,071,215)	(7,243,857)
Net increase (decrease)	2,006,627	634,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04
Income from Investment Operations
Net investment income B	.461	.469	.472	.491	.513
Net realized and unrealized gain (loss)	(.031)	.041	(.155)	(.026)	.180
Total from investment operations	.430	.510	.317	.465	.693
Distributions from net investment income	(.462)	(.470)	(.472)	(.490)	(.513)
Distributions from net realized gain	(.028)	(.060)	(.115)	(.085)	-
Total distributions	(.490)	(.530)	(.587)	(.575)	(.513)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.76	$ 11.82	$ 11.84	$ 12.11	$ 12.22
Total Return A	3.73%	4.41%	2.67%	3.90%	5.87%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.44%	.44%	.45%	.48%	.49%
Net investment income	3.94%	3.98%	3.94%	4.05%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,633	$ 571,869	$ 565,484	$ 559,883	$ 561,394
Portfolio turnover rate	15%	17%	23%	12%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/07	% of fund's investments 6/30/07	% of fund's investments 12/31/06
0 - 30	91.0	91.2	91.1
31 - 90	0.2	4.1	0.9
91 - 180	2.8	2.5	0.8
181 - 397	6.0	2.2	7.2
Weighted Average Maturity
	12/31/07	6/30/07	12/31/06
Fidelity Michigan Municipal Money Market Fund	25 Days	18 Days	26 Days
All Tax-Free Money Market Funds Average*	30 Days	24 Days	26 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
Variable Rate Demand Notes (VRDNs) 85.5%	Variable Rate Demand Notes (VRDNs) 83.5%
Commercial Paper (including CP Mode) 0.7%	Commercial Paper (including CP Mode) 5.4%
Tender Bonds 0.1%	Tender Bonds 1.1%
Municipal Notes 3.5%	Municipal Notes 1.8%
Other Investments 4.8%	Other Investments 4.4%
Net Other Assets 5.4%	Net Other Assets 3.8%

Current and Historical Seven-Day Yields

	12/31/07	10/1/07	7/2/07	4/2/07	1/1/07

Fidelity Michigan Muncipal Money Market Fund	2.91%	3.32%	3.26%	3.16%	3.39%

If Fidelity had not reimbursed certain fund expenses	-	-	-	-	3.38%

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 94.6%
	Principal Amount	Value
Michigan - 91.8%
Allen Park Pub. School District Participating VRDN Series ROC II R 4007, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,075,000	$ 5,075,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R 4519, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,040,000	6,040,000
Detroit City School District Participating VRDN:
ROC II R 1033, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,295,000	2,295,000
Series PA 997, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Series PT 3126, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,915,000	8,915,000
Series ROC II R 4004, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,990,000	1,990,000
Series ROC II R 9015, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,465,000	3,465,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 3.58% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Gen. Oblig. Bonds:
Series A, 5% 4/1/08 (FSA Insured)	11,775,000	11,812,714
5.5% 4/1/08 (FSA Insured) (Escrowed to Maturity) (b)(c)	1,195,000	1,200,565
Detroit Swr. Disp. Rev.:
Bonds Series C, 5% 7/1/08 (MBIA Insured)	1,015,000	1,021,363
Participating VRDN:
Series AAB 05 3, 3.48% (Liquidity Facility Bank of America NA) (a)(d)	5,700,000	5,700,000
Series GS 06 100 TP, 3.48% (Liquidity Facility DEPFA BANK PLC) (a)(d)	1,200,000	1,200,000
Series MACN 02 G, 3.5% (Liquidity Facility Bank of America NA) (a)(d)	8,520,000	8,520,000
Series Merlots 00 I, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(d)	15,500,000	15,500,000
Series Merlots 01 A103, 3.5% (Liquidity Facility Bank of New York, New York) (a)(d)	10,455,000	10,455,000
Series MS 06 2162, 3.5% (Liquidity Facility Morgan Stanley) (a)(d)	10,300,000	10,300,000
Series MT 324 3.48% (Liquidity Facility DEPFA BANK PLC) (a)(d)	14,670,000	14,670,000
Series PA 1183, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Participating VRDN:
Series PT 2595, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 4,735,000	$ 4,735,000
Series Putters 3756, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	980,000	980,000
Series ROC II R 10169, 3.55% (Liquidity Facility Citibank NA) (a)(d)	7,600,000	7,600,000
Series ROC II R 719 PB, 3.56% (Liquidity Facility Deutsche Postbank AG) (a)(d)	12,625,000	12,625,000
Series B, 3.5% (FSA Insured), VRDN (a)	11,540,000	11,540,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Series PT 2587, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	3,180,000	3,180,000
Series ROC II R 11172, 3.5% (Liquidity Facility Citibank NA) (a)(d)	7,565,000	7,565,000
Series ROC II R 9131, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,500,000	9,500,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.48% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,965,000	2,965,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.5% tender 12/6/08 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,700,000	1,700,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 3.56% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	7,000,000	7,000,000
Grand Rapids Wtr. Supply Sys. 3.37% (FGIC Insured), VRDN (a)	3,155,000	3,155,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 3.6%, LOC Comerica Bank, Detroit, VRDN (a)	2,130,000	2,130,000
Holt Pub. Schools 3.4% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	5,455,000	5,455,000
Hudsonville Pub. Schools Participating VRDN Series PT 2797, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,285,000	6,285,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.46%, VRDN (a)	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Bronson Methodist Hosp. Proj.) 5.5% 5/15/28 (Pre-Refunded to 5/15/08 @ 101) (c)	$ 9,575,000	$ 9,731,386
Kent County Arpt. Rev. Participating VRDN:
Series DB 391, 3.48% (Liquidity Facility Deutsche Bank AG) (a)(d)	9,400,000	9,400,000
Series Putters 2200, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,200,000	9,200,000
L'Anse Creuse Pub. Schools Participating VRDN Series ROC II R 12177, 3.56% (Liquidity Facility Bank of New York, New York) (a)(d)	3,750,000	3,750,000
Lakeview School District Calhoun County:
Participating VRDN Series PT 1624, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,095,000	7,095,000
Series B, 3.4% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	9,235,000	9,235,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 10/15/08 (FSA Insured)	4,150,000	4,204,142
Participating VRDN:
Series AAB 05 33, 3.49% (Liquidity Facility Bank of America NA) (a)(d)	5,995,000	5,995,000
Series EGL 06 0142, 3.56% (Liquidity Facility Citibank NA) (a)(d)	11,900,000	11,900,000
Series EGL 06 156, 3.51% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series PT 1954, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,465,000	8,465,000
Series PT 2177, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,055,000	6,055,000
Series ROC II R 2064, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,950,000	6,950,000
Series ROC II R 2111, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,120,000	5,120,000
Series ROC II R 4057, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,200,000	2,200,000
Series ROC II R 4551, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,935,000	2,935,000
Series ROC II R 550, 3.5% (Liquidity Facility Citibank NA) (a)(d)	1,985,000	1,985,000
Series ROC II R 7039, 3.56% (Liquidity Facility Citigroup, Inc.) (a)(d)	10,305,000	10,305,000
Series Solar 06 21, 3.45% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
(Facilities Prog.) Series 2005 IIA, 3.43%, LOC DEPFA BANK PLC, VRDN (a)	$ 7,320,000	$ 7,320,000
Michigan Comprehensive Trans. Rev. Bonds Series A, 5.25% 5/15/08 (FSA Insured)	6,500,000	6,537,300
Michigan Ctfs. of Prtn. Bonds 5.25% 9/1/08 (Escrowed to Maturity) (c)	5,160,000	5,221,523
Michigan Gen. Oblig.:
Bonds (Clean Michigan Initiative Prog.) Series 2001, 5% 11/1/08	3,820,000	3,875,806
Participating VRDN:
Series MS 06 1491, 3.55% (Liquidity Facility Morgan Stanley) (a)(d)	4,500,000	4,500,000
Series MT 494, 3.48% (Liquidity Facility KBC Bank NV) (a)(d)	9,400,000	9,400,000
Series Putters 2099, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	10,100,000	10,178,656
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.74% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	6,475,000	6,475,000
Series Merlots 07 C23, 3.55% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	4,895,000	4,895,000
Series MS 1280, 3.53% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,400,000	2,400,000
Series PA 1064, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
Series XII B, 3.53% (AMBAC Insured), VRDN (a)(b)	18,500,000	18,500,000
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 10249 CE, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,070,000	9,070,000
Series ROC II R 588 CE, 3.5% (Liquidity Facility Citibank NA) (a)(d)	1,670,000	1,670,000
(Health Care Equip. Ln. Prog.):
Series B, 3.49%, LOC LaSalle Bank Midwest NA, VRDN (a)	2,200,000	2,200,000
Series C, 3.49%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Hosp. Equip. Ln. Prog.) Series B, 3.49%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Munising Memorial Hosp. Assoc. Proj.) 3.47%, LOC Banco Santander SA, VRDN (a)	$ 7,800,000	$ 7,800,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 3.4% tender 3/5/08, LOC Landesbank Hessen-Thuringen, CP mode (b)	1,700,000	1,700,000
(Hunt Club Apts. Proj.) 3.49%, LOC Fannie Mae, VRDN (a)(b)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.54% (MBIA Insured), VRDN (a)(b)	2,280,000	2,280,000
Series 2004 A, 3.44% (FGIC Insured), VRDN (a)(b)	16,600,000	16,600,000
Series 2005 A, 3.46% (FSA Insured), VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 3.71% (FSA Insured), VRDN (a)(b)	10,175,000	10,175,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.64% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Series 2002 A, 3.64% (MBIA Insured), VRDN (a)(b)	4,930,000	4,930,000
Series B:
3.55% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	7,200,000	7,200,000
3.55% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	11,600,000	11,600,000
Series C, 3.46% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,750,000	9,750,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 3.5% (Liquidity Facility Bank of America NA) (a)(d)	4,995,000	4,995,000
Series MS 06 2231, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)	4,860,000	4,860,000
Series MS 718, 3.5% (Liquidity Facility Morgan Stanley) (a)(d)	6,063,500	6,063,500
Series MSTC 02 204, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
Series MT 287, 3.48% (Liquidity Facility DEPFA BANK PLC) (a)(d)	7,000,000	7,000,000
Series ROC II R 8510, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,810,000	7,810,000
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	9,300,000	9,346,571
Michigan Pub. Edl. Facilities Auth. Rev. RAN Series B, 4.5% 8/22/08, LOC Bank of New York, New York	3,945,000	3,965,182
Michigan South Central Pwr. Agcy. Supply Sys. Rev. Bonds 5% 11/1/08 (AMBAC Insured)	7,895,000	7,997,307
Michigan State Univ. Revs. Series 1998 A2, 3.4% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	21,250,000	21,250,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	$ 1,530,000	$ 1,530,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series A-1, 3.55% tender 1/3/08, CP mode (b)	5,650,000	5,650,000
Participating VRDN Series Putters 858Z, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,170,000	12,170,000
(BC&C Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.55%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	500,000	500,000
(Bosal Ind. Proj.) Series 1998, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,500,000	1,500,000
(Conti Properties LLC Proj.) Series 1997, 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,020,000	2,020,000
(Doss Ind. Dev. Co. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
(Dow Chemical Co. Proj.) 4.15%, VRDN (a)	2,000,000	2,000,000
(Fintex LLC Proj.) Series 2000, 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,065,000	1,065,000
(Future Fence Co. Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,100,000	2,100,000
(Holland Home Oblig. Group Proj.) 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.53%, LOC LaSalle Bank NA, VRDN (a)(b)	3,360,000	3,360,000
(John H. Dekker & Sons Proj.) Series 1998, 3.58%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	845,000	845,000
(K&M Engineering, Inc. Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,295,000	1,295,000
(LPB LLC Proj.) 3.75%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,900,000	1,900,000
(Majestic Ind., Inc. Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,515,000	1,515,000
(MANS Proj.) Series A, 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	145,000	145,000
(Mid-American Products, Inc. Proj.) Series 1998 3.63%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,105,000	1,105,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,530,000	1,530,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Pioneer Laboratories, Inc. Proj.) 3.49%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 2,500,000	$ 2,500,000
(S&S LLC Proj.) Series 2000, 3.41%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	1,505,000	1,505,000
(SBC Ventures LLC Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,705,000	3,705,000
(TEI Invts. LLC Proj.) Series 1997, 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	500,000	500,000
(Temperance Enterprise Proj.) Series 1996, 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,200,000	1,200,000
(The Spiratex Co. Proj.) Series 1994, 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
(The Van Andel Research Institute Proj.) Series 1999, 3.43%, LOC LaSalle Bank Midwest NA, VRDN (a)	9,400,000	9,400,000
(Trilan LLC Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,200,000	3,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.53%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	2,590,000	2,590,000
(Windcrest Properties LLC Proj.) 3.33%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,200,000	3,200,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.47%, LOC JPMorgan Chase Bank, VRDN (a)	11,975,000	11,975,000
(YMCA Metropolitan Lansing Proj.) 3.47%, LOC LaSalle Bank Midwest NA, VRDN (a)	4,700,000	4,700,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.53%, LOC Barclays Bank PLC, VRDN (a)(b)	17,895,000	17,895,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 3.65%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,800,000	3,800,000
Plymouth-Canton Cmnty. School District Participating VRDN Series Putters 582, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,870,000	5,870,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.5% (Liquidity Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000
Saline Area Schools 3.4% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	27,300,000	27,300,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.47%, LOC Comerica Bank, Detroit, VRDN (a)	$ 11,555,000	$ 11,555,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R 7521, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,630,000	2,630,000
Univ. of Michigan Univ. Rev. Series 2007 A, 3.75%, VRDN (a)	5,000,000	5,000,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC II R 4518, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,590,000	7,590,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.48%, LOC KBC Bank NV, VRDN (a)	6,400,000	6,400,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 07 0017, 3.57% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	8,600,000	8,600,000
Series EGL 07 0083, 3.62% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	4,320,000	4,320,000
Series MACN 05 T, 3.52% (Liquidity Facility Bank of America NA) (a)(b)(d)	3,640,000	3,640,000
Series MS 06 2166, 3.53% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,100,000	10,100,000
Series MS 06 2167, 3.53% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,300,000	10,300,000
Series MT 115, 3.54% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	8,835,000	8,835,000
Series MT 203, 3.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(d)	6,500,000	6,500,000
Series Putters 1081Z, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,400,000	5,400,000
Series Putters 836, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	6,045,000	6,045,000
Series ROC II R 12055, 3.63% (Liquidity Facility Citibank NA) (a)(b)(d)	9,300,000	9,300,000
Series ROC II R 12175, 3.64% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	4,950,000	4,950,000
Series ROC II R 12212, 3.64% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	6,570,000	6,570,000
Series ROC II R 353, 3.58% (Liquidity Facility Citibank NA) (a)(b)(d)	3,960,000	3,960,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 3.63%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	14,935,000	14,935,000
		998,061,015
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 2.8%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	$ 14,100,000	$ 14,167,705
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,500,000	4,500,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series ROC II R 11001 CE, 3.47% (Liquidity Facility Citibank NA) (a)(d)	12,000,000	12,000,000
		30,667,705
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $1,028,728,720)		1,028,728,720
NET OTHER ASSETS - 5.4%		58,858,777
NET ASSETS - 100%		$ 1,087,587,497
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.5% tender 12/6/08 (Liquidity Facility Bank of America NA)	12/12/06	$ 1,515,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 479,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,028,728,720)		$ 1,028,728,720
Cash		29,751,848
Receivable for investments sold		14,385,255
Receivable for fund shares sold		26,813,755
Interest receivable		6,793,672
Distributions receivable from Fidelity Central Funds		23,050
Prepaid expenses		2,883
Other receivables		253,417
Total assets		1,106,752,600

Liabilities
Payable for investments purchased	$ 10,089,077
Payable for fund shares redeemed	8,307,410
Distributions payable	24,608
Accrued management fee	312,475
Other affiliated payables	386,269
Other payables and accrued expenses	45,264
Total liabilities		19,165,103

Net Assets		$ 1,087,587,497
Net Assets consist of:
Paid in capital		$ 1,087,468,262
Undistributed net investment income		53,533
Accumulated undistributed net realized gain (loss) on investments		65,702
Net Assets, for 1,086,943,219 shares outstanding		$ 1,087,587,497
Net Asset Value, offering price and redemption price per share ($1,087,587,497 ÷ 1,086,943,219 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest		$ 32,262,138
Income from Fidelity Central Funds		479,162
Total income		32,741,300

Expenses
Management fee	$ 3,355,413
Transfer agent fees	1,389,952
Accounting fees and expenses	110,500
Custodian fees and expenses	13,922
Independent trustees' compensation	3,126
Registration fees	24,768
Audit	44,161
Legal	9,743
Miscellaneous	5,103
Total expenses before reductions	4,956,688
Expense reductions	(1,120,069)	3,836,619
Net investment income		28,904,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,066
Capital gain distributions from Fidelity Central Funds	147
Total net realized gain (loss)		105,213
Net increase in net assets resulting from operations		$ 29,009,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,904,681	$ 22,253,879
Net realized gain (loss)	105,213	41,831
Net increase in net assets resulting from operations	29,009,894	22,295,710
Distributions to shareholders from net investment income	(28,906,419)	(22,254,630)
Distributions to shareholders from net realized gain	(39,512)	-
Total distributions	(28,945,931)	(22,254,630)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,036,262,486	2,424,977,939
Reinvestment of distributions	28,533,462	21,875,678
Cost of shares redeemed	(2,842,235,428)	(2,276,982,568)
Net increase (decrease) in net assets and shares resulting from share transactions	222,560,520	169,871,049
Total increase (decrease) in net assets	222,624,483	169,912,129

Net Assets
Beginning of period	864,963,014	695,050,885
End of period (including undistributed net investment income of $53,533 and undistributed net investment income of $24,562, respectively)	$ 1,087,587,497	$ 864,963,014

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.030	.020	.007	.006
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.032	.030	.020	.007	.006
Distributions from net investment income	(.032)	(.030)	(.020)	(.007)	(.006)
Distributions from net realized gain	- D	-	- D	-	-
Total distributions	(.032)	(.030)	(.020)	(.007)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.21%	3.01%	1.99%	.73%	.63%
Ratios to Average Net Assets B, C
Expenses before reductions	.54%	.56%	.56%	.57%	.56%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.57%	.56%
Expenses net of all reductions	.42%	.41%	.46%	.55%	.55%
Net investment income	3.15%	2.97%	1.97%	.72%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,087,587	$ 864,963	$ 695,051	$ 608,121	$ 588,292

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For the Income Fund, certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on the funds' net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 589,034,189	$ 16,166,305	$ (2,895,495)	$ 13,270,810
Fidelity Michigan Municipal Money Market Fund	1,028,728,720	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Michigan Municipal Income Fund	$ -	$ 227,560
Fidelity Michigan Municipal Money Market Fund	54,058	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,800,828	$ 129,303	$ 1,264,308	$ 24,194,439
Fidelity Michigan Municipal Money Market Fund	28,906,419	-	39,512	28,945,931
December 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,267,575	$ -	$ 2,876,586	$ 25,144,161
Fidelity Michigan Municipal Money Market Fund	22,254,630	-	-	22,254,630

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $121,312,683 and $87,838,604, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$1,211

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 8,207	$ 259,720	$ 11,869
Fidelity Michigan Municipal Money Market Fund	13,922	1,104,682	1,465

Annual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984 and 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005
Vice President of Michigan Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-
present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Income and Michigan Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-
present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Michigan Municipal Income and Michigan Municipal Money Market. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present), and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-
present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-
present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Michigan Municipal Income Fund	2/11/08	02/08/08	$0	$.005

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$ 1,274,330
Fidelity Michigan Municipal Money Market Fund	$ 79,122

During fiscal year ended 2007, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 1.27% of Fidelity Michigan Municipal Income Fund and 32.54% of Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MIR-UANN-0208
1.787737.104

Fidelity®
Minnesota Municipal Income
Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® MN Municipal Income Fund	3.19%	3.83%	4.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Minnesota Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight to quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Fidelity Minnesota Municipal Income Fund gained 3.19% and the Lehman Brothers Minnesota Enhanced Municipal Bond Index rose 3.82%. A key factor behind the fund's underperformance of the index was my comparatively large stake in lower-quality investment-grade securities, particularly those from the health care and utilities segments. Initially, lower-quality investment-grade bonds performed well amid robust demand for higher-yielding bonds. However, they detracted from performance in the second half as investors sought out the highest-quality bonds. We also lost a bit of ground by owning a small stake in out-of-index Puerto Rico bonds, which are free from state and federal income taxes and lagged due to concerns over the U.S. territory's fiscal challenges. In contrast, my larger-than-index stake in bonds that were prerefunded worked to the fund's advantage. The process of prerefunding bolstered these bonds because their maturity shortened and their credit quality improved. Performance also was boosted by my decision to modestly overweight intermediate-maturity bonds, as they outpaced longer-term bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Actual	$ 1,000.00	$ 1,030.90	$ 2.51
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.74	$ 2.50

* Expenses are equal to the Fund's annualized expense ratio of .49%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

Annual Report

Investment Changes

Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	31.2
Health Care	16.7	18.9
Escrowed/Pre-Refunded	16.6	18.2
Electric Utilities	16.3	15.5
Transportation	6.3	4.8
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	6.1	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	6.0	5.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 56.7%	AAA 55.2%
AA,A 34.3%	AA,A 34.8%
BBB 5.1%	BBB 5.2%
BB and Below 0.7%	BB and Below 0.7%
Not Rated 1.7%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 995,610
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	425,000	436,118
		1,431,728
Minnesota - 95.4%
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,961,479
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,528,846
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,393,601
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,346,080
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,372,720
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,305,696
Centennial Independent School District #12 Series A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	480,000	508,944
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,123,860
5.25% 10/1/25	1,955,000	2,038,127
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) 5.25% 2/15/28	2,350,000	2,364,500
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev.:
(Benedictine Health Ctr. Proj.) 5.5% 11/1/17	290,000	283,739
(Benedictine Health Ctr. Proj.) 5.7% 11/1/22	385,000	372,626
(Benedictine Health Ctr. Proj.) 5.875% 11/1/33	750,000	694,268
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	2,000,000	2,160,080
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,428,773
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,079,016
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,293,566
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (c)	$ 1,970,000	$ 2,112,707
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,214,589
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,321,833
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,351,274
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,067,920
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,018,320
Maple Grove Health Care Sys. Rev.:
5.25% 5/1/24	1,500,000	1,541,070
5.25% 5/1/25	2,000,000	2,051,760
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Oblig. Group Proj.):
5.875% 12/1/29	800,000	814,104
6% 12/1/19	2,915,000	3,053,288
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,913,783
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (c)	2,500,000	2,665,750
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,135,729
Series A:
5% 1/1/21 (AMBAC Insured)	5,000,000	5,316,250
5% 1/1/35 (AMBAC Insured)	8,500,000	8,685,980
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,514,580
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,401,854
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,027,620
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,299,113
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev. (Cap. Appreciation) 0% 9/1/08 (MBIA Insured)	4,600,000	4,506,022
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,574,029
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (c)	2,655,000	2,979,653
(Fairview Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,257,815
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,280,870
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	$ 2,000,000	$ 2,134,640
5% 2/1/15 (MBIA Insured)	1,020,000	1,077,610
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (c)	1,305,000	1,338,108
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	95,099
Minnesota Gen. Oblig.:
5% 8/1/16	3,500,000	3,710,945
5% 8/1/18	10,775,000	11,474,509
5% 6/1/21	8,585,000	9,256,175
5% 11/1/24	9,155,000	9,640,673
5.25% 8/1/13	545,000	560,996
5.5% 6/1/17	2,150,000	2,264,187
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	614,472
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,489,111
5% 3/1/22	2,535,000	2,713,616
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,013,920
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,078,380
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,045,260
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
5.25% 10/1/21	8,450,000	8,939,086
5.25% 10/1/22	1,000,000	1,060,990
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	620,190
5.6% 6/1/15	615,000	647,613
5.65% 6/1/16	625,000	656,200
5.7% 6/1/17	900,000	950,868
5.75% 6/1/18	975,000	1,031,228
5.75% 6/1/19	1,050,000	1,110,554
5.8% 6/1/20	1,000,000	1,058,820
5.875% 6/1/22	2,425,000	2,571,810
Minnesota State Colleges & Univs. Board of Trustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,583,914
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,176,010
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured)	$ 1,525,000	$ 1,676,600
5% 8/1/17 (FSA Insured)	1,575,000	1,725,208
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,061,560
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,037,830
5.375% 1/1/14 (FSA Insured)	8,400,000	8,722,056
Northfield Hosp. Rev.:
5.375% 11/1/26	1,000,000	939,630
5.5% 11/1/16	1,025,000	1,053,690
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	2,625,000	2,756,933
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,246,622
Series B, 5% 2/1/13	2,000,000	2,063,140
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	756,691
5% 1/1/13 (AMBAC Insured)	800,000	860,592
5% 1/1/15 (AMBAC Insured)	715,000	762,719
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	900,000	941,769
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,627,048
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,536,766
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,076,205
5% 2/1/17 (FSA Insured)	2,535,000	2,658,531
5% 2/1/18 (FSA Insured)	2,520,000	2,635,996
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	2,000,000	2,030,760
5% 12/1/30	2,000,000	2,092,080
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,820,334
5% 11/15/36	2,000,000	1,987,780
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,050,290
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	417,576
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	$ 7,020,000	$ 7,458,469
5.875% 5/1/30 (FSA Insured)	4,000,000	4,260,920
6.25% 5/1/20 (FSA Insured)	2,760,000	2,965,565
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,006,530
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,241,580
Saint Michael Independent School District #885 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,831,650
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.):
5% 5/15/16	345,000	349,212
5.25% 5/15/17	325,000	332,846
5.25% 5/15/36	1,000,000	951,840
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,194,463
5% 11/15/16 (MBIA Insured)	2,000,000	2,154,120
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	1,997,360
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,060,000	1,108,537
Series A, 5% 2/1/17 (FSA Insured)	220,000	233,116
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,110,567
5% 2/1/17 (FSA Insured)	1,300,000	1,400,126
5% 2/1/18 (FSA Insured)	395,000	417,239
Series C, 5% 2/1/21	1,000,000	1,041,430
Saint Paul Port Auth. 5% 3/1/37	1,500,000	1,555,695
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,921,440
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/12	410,000	408,991
5% 8/1/13	430,000	427,098
5% 8/1/14	455,000	449,472
5% 8/1/15	480,000	470,798
5% 8/1/16	500,000	486,060
Series 2003 11, 5.25% 12/1/20	3,000,000	3,211,770
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
Series 2003 12:
5.125% 12/1/27	$ 5,000,000	$ 5,218,300
5.25% 12/1/18	3,685,000	3,949,141
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,428,826
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,097,739
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,046,410
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation):
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	8,176,911
Series A, 0% 1/1/19 (MBIA Insured)	5,210,000	3,236,035
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,825,771
Series A:
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,103,790
5.25% 1/1/16 (AMBAC Insured)	4,450,000	4,936,430
5.25% 1/1/17 (AMBAC Insured)	2,000,000	2,225,580
Spring Lake Park Independent School District #16:
Series A, 5% 2/1/29 (FSA Insured)	4,000,000	4,178,080
Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,227,218
5% 2/1/16 (MBIA Insured)	2,230,000	2,373,567
5% 2/1/17 (MBIA Insured)	2,400,000	2,543,088
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,018,320
Univ. of Minnesota Spl. Purp. Rev. 5% 8/1/29	4,000,000	4,169,760
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	426,144
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,517,889
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,591,831
Wayzata Independent School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,088,897
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,092,120
5% 1/1/30 (MBIA Insured)	3,000,000	3,090,720
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,220,000	1,341,488
		333,706,173
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Z, 6.25% 7/1/15 (MBIA Insured)	$ 1,000,000	$ 1,157,020
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (c)	3,700,000	3,930,029
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,035,560
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	639,744
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,000,000	524,880
0% 8/1/54 (AMBAC Insured)	3,000,000	264,840
		7,552,073
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	800,000	713,800
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/25	1,250,000	1,228,550
		1,942,350
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $339,446,834)	344,632,324
NET OTHER ASSETS - 1.5%	5,253,797
NET ASSETS - 100%	$ 349,886,121
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.7%
Health Care	16.7%
Escrowed/Pre-Refunded	16.6%
Electric Utilities	16.3%
Transportation	6.3%
Others* (individually less than 5%)	10.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $339,446,834)		$ 344,632,324
Cash		946,779
Receivable for fund shares sold		413,380
Interest receivable		5,185,248
Prepaid expenses		1,070
Other receivables		36,431
Total assets		351,215,232

Liabilities
Payable for fund shares redeemed	$ 611,411
Distributions payable	476,321
Accrued management fee	106,327
Other affiliated payables	88,209
Other payables and accrued expenses	46,843
Total liabilities		1,329,111

Net Assets		$ 349,886,121
Net Assets consist of:
Paid in capital		$ 343,950,964
Undistributed net investment income		202,045
Accumulated undistributed net realized gain (loss) on investments		547,622
Net unrealized appreciation (depreciation) on investments		5,185,490
Net Assets, for 31,183,083 shares outstanding		$ 349,886,121
Net Asset Value, offering price and redemption price per share ($349,886,121 ÷ 31,183,083 shares)		$ 11.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest		$ 14,988,808

Expenses
Management fee	$ 1,250,431
Transfer agent fees	256,375
Accounting fees and expenses	88,465
Custodian fees and expenses	4,765
Independent trustees' compensation	1,202
Registration fees	29,579
Audit	53,487
Legal	8,132
Miscellaneous	3,072
Total expenses before reductions	1,695,508
Expense reductions	(189,014)	1,506,494
Net investment income		13,482,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,199,967
Change in net unrealized appreciation (depreciation) on investment securities		(4,844,039)
Net gain (loss)		(2,644,072)
Net increase (decrease) in net assets resulting from operations		$ 10,838,242

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,482,314	$ 13,616,629
Net realized gain (loss)	2,199,967	2,077,750
Change in net unrealized appreciation (depreciation)	(4,844,039)	(1,933,906)
Net increase (decrease) in net assets resulting from operations	10,838,242	13,760,473
Distributions to shareholders from net investment income	(13,466,081)	(13,592,533)
Distributions to shareholders from net realized gain	(1,552,055)	(1,917,084)
Total distributions	(15,018,136)	(15,509,617)
Share transactions Proceeds from sales of shares	62,036,921	39,438,182
Reinvestment of distributions	10,831,672	11,156,135
Cost of shares redeemed	(54,759,035)	(55,909,894)
Net increase (decrease) in net assets resulting from share transactions	18,109,558	(5,315,577)
Redemption fees	1,002	3,930
Total increase (decrease) in net assets	13,930,666	(7,060,791)

Net Assets
Beginning of period	335,955,455	343,016,246
End of period (including undistributed net investment income of $202,045 and undistributed net investment income of $105,307, respectively)	$ 349,886,121	$ 335,955,455
Other Information Shares
Sold	5,515,057	3,470,661
Issued in reinvestment of distributions	963,195	981,407
Redeemed	(4,869,940)	(4,923,898)
Net increase (decrease)	1,608,312	(471,830)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.42	$ 11.62	$ 11.69	$ 11.62
Income from Investment Operations
Net investment income B	.444	.459	.460	.458	.467
Net realized and unrealized gain (loss)	(.090)	.004	(.162)	(.012)	.133
Total from investment operations	.354	.463	.298	.446	.600
Distributions from net investment income	(.444)	(.458)	(.460)	(.459)	(.464)
Distributions from net realized gain	(.050)	(.065)	(.038)	(.057)	(.066)
Total distributions	(.494)	(.523)	(.498)	(.516)	(.530)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.22	$ 11.36	$ 11.42	$ 11.62	$ 11.69
Total Return A	3.19%	4.15%	2.61%	3.92%	5.27%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.44%	.47%	.48%	.49%	.49%
Net investment income	3.95%	4.04%	3.99%	3.95%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,886	$ 335,955	$ 343,016	$ 355,461	$ 343,880
Portfolio turnover rate	11%	15%	15%	12%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures transactions and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,915,558
Unrealized depreciation	(1,780,910)
Net unrealized appreciation (depreciation)	5,134,648
Undistributed ordinary income	67,495
Undistributed long-term capital gain	535,394
Cost for federal income tax purposes	$ 339,497,676

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 13,466,081	$ 13,592,533
Long-term Capital Gains	1,552,055	1,917,084
Total	$ 15,018,136	$ 15,509,617

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,664,831 and $35,403,549, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $715 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $4,765, $170,915 and $13,334 respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Minnesota Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Minnesota Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Minnesota Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Minnesota Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Minnesota Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Minnesota Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Minnesota Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Minnesota Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Minnesota Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Minnesota Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Minnesota Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Minnesota Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Minnesota Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Minnesota Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Minnesota Municipal Income Fund voted to pay on February 11, 2008, to shareholders of record at the opening of business on February 8, 2008, a distribution of $0.02 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $2,190,770, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends were free from federal income tax, and 3.26% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MNF-UANN-0208
1.787738.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Municipal Income
Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

On September 19, 2007, shareholders of Fidelity® Florida Municipal Income Fund approved the merger of Florida Muni Income into Fidelity Municipal Income Fund. The merger was completed on October 19, 2007.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	3.13%	4.41%	5.27%

$10,000 Over 10 Years

Let's say, hypothetically, that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight to quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Fidelity Municipal Income Fund gained 3.13% and the Lehman Brothers 3 Plus Year Municipal Bond Index rose 3.19%. One primary factor aiding the fund's returns was my decision to underweight discount bonds - which are securities that trade below face value, or "par" - while overweighting intermediate-maturity premium bonds, which trade above par and generally outpaced discounts throughout much of the period. My larger-than-index stake in bonds that were prerefunded also worked to the fund's advantage. The process of prerefunding bolstered the bonds because it shortened their maturities and their credit quality improved. My larger-than-index stake in lower-quality investment-grade securities proved modestly detrimental overall. Initially, this positioning was a plus because lower-quality investment-grade bonds performed well amid robust demand for higher-yielding bonds. However, they detracted from performance in the final months of the period as the subprime mortgage market meltdown and credit contagion increasingly prompted investors to seek out the highest-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Actual	$ 1,000.00	$ 1,031.60	$ 2.36
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.89	$ 2.35

* Expenses are equal to the Fund's annualized expense ratio of .46%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.2	14.1
Illinois	13.1	14.1
California	12.6	13.9
Texas	11.3	11.1
Florida	7.9	2.5
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	38.0
Transportation	11.3	9.3
Electric Utilities	10.3	11.0
Water & Sewer	9.8	9.5
Special Tax	9.5	9.8
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	7.1	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	7.3	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 67.6%	AAA 67.7%
AA,A 25.2%	AA,A 26.1%
BBB 5.6%	BBB 5.0%
BB and Below 0.6%	BB and Below 0.2%
Not Rated 1.0%	Not Rated 1.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,103
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,714
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	5,500	5,921
		10,738
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series A-2, 5% 6/1/12 (h)	1,000	1,045
Series A-3:
5% 6/1/10 (h)	3,500	3,606
5% 6/1/12 (h)	5,000	5,227
		9,878
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series A, 5% 1/1/21	2,000	2,060
Series B, 4.315% 1/1/37 (f)	3,000	2,640
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/15 (FSA Insured)	1,815	1,964
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (h)	2,000	2,081
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (f)(h)	5,500	5,630
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,795
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (i)	2,000	2,412
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000	2,076
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/21	3,500	3,651
5.5% 12/1/29	2,000	2,070
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (i)	3,250	3,570
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,520	2,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	$ 1,225	$ 1,314
5% 6/1/31 (AMBAC Insured)	2,025	2,096
		35,989
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,685
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	2,445	2,553
		9,238
California - 12.6%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,395
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,470
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	8,200	8,999
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,492
0% 10/1/17 (MBIA Insured)	2,050	1,358
0% 10/1/18 (MBIA Insured)	1,675	1,055
0% 10/1/22 (MBIA Insured)	5,000	2,517
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	220
5% 3/1/15	7,000	7,554
5% 8/1/19	34,110	36,124
5% 8/1/20	15,000	15,782
5% 11/1/23	5,000	5,168
5% 11/1/24	1,600	1,645
5% 3/1/26	5,100	5,195
5% 6/1/27 (AMBAC Insured)	4,100	4,272
5% 9/1/27	10,500	10,684
5% 2/1/31 (MBIA Insured)	4,500	4,626
5% 9/1/31	24,500	24,756
5% 12/1/31 (MBIA Insured)	5,595	5,787
5% 9/1/32	24,995	25,238
5% 8/1/33	9,725	9,804
5% 9/1/33	20,200	20,382
5% 8/1/35	17,750	17,872
5% 9/1/35	27,200	27,407
5% 11/1/37	10,000	10,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.125% 11/1/24	$ 4,300	$ 4,427
5.125% 2/1/26	2,500	2,566
5.25% 2/1/15	10,000	10,816
5.25% 2/1/15	8,300	8,977
5.25% 2/1/16	4,300	4,633
5.25% 2/1/19	5,620	6,008
5.25% 2/1/20	2,000	2,129
5.25% 2/1/24	4,000	4,188
5.25% 2/1/27 (MBIA Insured)	3,700	3,888
5.25% 2/1/28	8,500	8,841
5.25% 11/1/28	4,485	4,672
5.25% 2/1/33	16,300	16,796
5.25% 12/1/33	160	166
5.5% 4/1/28	10	11
5.5% 4/1/30	5	5
5.5% 11/1/33	39,600	42,296
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	411
5% 11/15/13	1,000	1,057
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	172	98
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (f)(h)	1,000	995
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,318
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,009
Series 2005 H:
5% 6/1/16	6,000	6,381
5% 6/1/17	5,000	5,278
5% 6/1/18	10,300	10,806
Series 2005 J, 5% 1/1/17	6,000	6,356
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,666
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,000
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (f)	700	708
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (f)	$ 3,500	$ 3,496
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	9,400	9,692
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	4,400	4,548
Encinitas Union School District:
0% 8/1/20 (MBIA Insured)	3,500	1,998
0% 8/1/21 (MBIA Insured)	2,810	1,512
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,137
0% 1/15/27 (b)	2,500	2,217
5% 1/15/16 (MBIA Insured)	2,800	2,914
5.75% 1/15/40	6,300	6,327
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (i)	310	312
Series A:
5% 6/1/45	30,195	28,641
5% 6/1/45 (FGIC Insured)	5,370	5,393
Series A1, 5% 6/1/33	3,005	2,598
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,058
5% 9/1/19 (AMBAC Insured)	2,545	2,680
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	4,000	4,160
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,105
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,210
Los Angeles Unified School District:
Series A, 5.5% 7/1/15 (MBIA Insured)	6,155	6,791
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,738
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	5,970	6,227
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (i)	2,240	2,451
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,520
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	2,320	2,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/19 (AMBAC Insured)	$ 3,015	$ 3,270
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	2,795	2,889
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,045	3,039
Port of Oakland Rev.:
Series B, 5% 11/1/19 (MBIA Insured)	7,000	7,635
Series C, 5% 11/1/18 (MBIA Insured)	7,075	7,759
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/25 (FSA Insured)	10,000	11,545
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,700	2,789
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) 5% 11/15/18 (MBIA Insured)	3,495	3,804
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,169
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,711
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,038
Series B, 0% 9/1/22 (FGIC Insured)	1,500	747
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,200	2,345
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,214
5.5% 5/15/16 (AMBAC Insured)	1,170	1,280
5.5% 5/15/17 (AMBAC Insured)	1,235	1,351
5.5% 5/15/19 (AMBAC Insured)	1,375	1,502
5.5% 5/15/22 (AMBAC Insured)	370	403
5.5% 5/15/23 (AMBAC Insured)	380	414
5.5% 5/15/23 (Pre-Refunded to 5/15/12 @ 101) (i)	645	712
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,100
5.5% 5/15/17 (AMBAC Insured)	2,545	2,806
Series K:
5% 5/15/17 (MBIA Insured)	2,815	3,055
5% 5/15/19 (MBIA Insured)	5,170	5,559
5% 5/15/20 (MBIA Insured)	10,000	10,705
5% 5/15/22	1,000	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/30 (FGIC Insured)	$ 1,495	$ 1,534
Washington Township Health Care District Rev. Series A:
5% 7/1/18	1,185	1,231
5% 7/1/27	1,840	1,840
		647,109
Colorado - 2.3%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,664
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (i)	32,610	17,057
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,126
5% 9/1/22	1,500	1,504
(Volunteers of America Care Proj.) Series A, 5.3% 7/1/37	2,600	2,220
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (i)	5,040	5,659
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (i)	2,700	3,044
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,601
0% 1/1/10 (MBIA Insured)	1,500	1,398
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	34,849
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (i)	32,490	16,835
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (i)	7,900	5,330
Denver City & County Arpt. Rev. Series E, 5% 11/15/32 (AMBAC Insured)	5,000	5,141
Denver Health & Hosp. Auth. Healthcare Rev. Series A:
5% 12/1/13	3,005	3,017
6.25% 12/1/33 (Pre-Refunded to 12/1/14 @ 100) (i)	2,000	2,340
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,663
5.75% 12/15/22 (FGIC Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/15 (MBIA Insured)	$ 3,600	$ 2,654
0% 9/1/20 (MBIA Insured)	12,100	6,855
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (i)	1,000	1,086
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (i)	1,000	1,086
		118,229
District Of Columbia - 1.2%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,400
Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,451
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,220
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	23,535	25,723
		59,794
Florida - 7.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (i)	650	673
6.05% 11/15/16 (Escrowed to Maturity) (i)	6,230	6,989
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,759
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/24 (AMBAC Insured)	1,365	1,426
5% 7/1/25 (AMBAC Insured)	3,540	3,687
Broward County Arpt. Sys. Rev. Series 1, 5.75% 10/1/12 (AMBAC Insured) (h)	1,210	1,301
Broward County Gen. Oblig. (Parks & Land Preservation Proj.):
5% 1/1/24	1,000	1,046
5% 1/1/25	1,000	1,044
Broward County School Board Ctfs. of Prtn.:
Series A:
5% 7/1/17 (FGIC Insured)	3,660	3,926
5% 7/1/19 (FGIC Insured)	3,700	3,939
5.25% 7/1/20 (MBIA Insured)	3,000	3,164
5.25% 7/1/16 (MBIA Insured)	6,060	6,452
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275	2,426
5.5% 10/1/12 (MBIA Insured)	1,460	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cap. Projs. Fin. Auth. Student Hsg. Rev.: - continued
5.5% 10/1/13 (MBIA Insured)	$ 1,265	$ 1,361
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765	2,818
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (h)	5,000	5,057
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640	1,746
5.25% 10/1/22 (MBIA Insured)	1,725	1,832
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,064
5.25% 1/1/36 (FGIC Insured)	1,310	1,378
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,213
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050	3,481
Florida Board of Ed.:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,040	5,167
Series 2003 J, 5% 6/1/31	2,500	2,584
Series 2006 A, 5% 6/1/32	1,100	1,127
Series B:
5% 6/1/33	6,950	7,184
5.5% 6/1/15 (FGIC Insured)	3,655	3,973
5.5% 6/1/16 (FGIC Insured)	2,825	3,068
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000	1,078
Florida Board of Ed. Pub. Ed. Series 2004 A, 5% 6/1/31	1,240	1,286
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,161
5% 10/1/17	2,130	2,259
Florida Dept. of Envir. Protection Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000	6,492
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,614
5% 7/1/18	3,320	3,553
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	5,295	5,476
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (i)	3,000	3,852
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950	2,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	$ 1,010	$ 1,086
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5.25% 6/1/19	2,375	2,391
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (f)	21,245	21,244
Series A:
5% 11/15/15	1,000	1,063
5% 11/15/17	1,200	1,266
5% 11/15/22	1,000	1,029
Series B:
5% 11/15/15	1,000	1,063
5% 11/15/16	1,190	1,262
Series G:
5% 11/15/14	1,330	1,408
5% 11/15/15	1,000	1,063
5% 11/15/16	1,050	1,120
5.125% 11/15/17	2,845	3,044
5.125% 11/15/18	1,000	1,065
5.125% 11/15/19	2,000	2,119
5% 11/15/30 (MBIA Insured)	4,050	4,079
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,014
5% 7/1/18	2,125	2,203
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000	5,029
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,104
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,810	4,902
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870	6,313
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250	13,175
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (i)	1,945	2,095
Series 3A, 5% 10/1/41 (FSA Insured)	18,800	19,292
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500	1,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	$ 1,000	$ 1,070
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	5,025	5,153
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265	1,364
Melbourne Arpt. Rev.:
6.75% 10/1/08 (MBIA Insured) (h)	275	282
6.75% 10/1/09 (MBIA Insured) (h)	350	369
6.75% 10/1/10 (MBIA Insured) (h)	170	184
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000	5,132
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,576
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,022
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	1,000	1,056
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,379
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	3,052
Series C, 5.125% 11/15/24	1,450	1,475
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	12,005	12,176
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,316
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	4,565	4,694
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/17 (AMBAC Insured) (e)	3,500	3,743
5% 8/1/18 (AMBAC Insured) (e)	4,000	4,275
5% 8/1/20 (AMBAC Insured) (e)	2,500	2,646
5% 8/1/21 (AMBAC Insured) (e)	5,095	5,368
5% 8/1/22 (AMBAC Insured) (e)	3,325	3,486
Series B:
5%, tender 5/1/11 (MBIA Insured) (f)	10,600	11,047
5.5%, tender 5/1/11 (MBIA Insured) (f)	5,400	5,712
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000	1,076
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (f)(h)	2,250	2,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	$ 1,350	$ 1,426
5.25% 12/1/37 (AMBAC Insured)	1,365	1,438
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series A, 6.25% 10/1/18 (MBIA Insured)	4,500	5,343
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (h)	80	80
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,800	2,883
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,275	1,850
5% 8/1/16 (MBIA Insured)	2,940	3,150
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,079
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190	1,285
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,159
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,101
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,230
5% 10/1/35 (FSA Insured)	5,000	5,181
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200	2,450
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000	2,060
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015	2,081
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700	3,984
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,767
5% 7/1/20 (MBIA Insured)	1,745	1,843
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400	1,525
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,223
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	3,152
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045	1,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	$ 2,150	$ 2,312
5.375% 10/1/18 (AMBAC Insured)	2,465	2,651
5.375% 10/1/19 (AMBAC Insured)	2,650	2,850
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,179
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (f)	3,000	2,994
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (f)	3,000	2,984
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (FGIC Insured)	1,805	1,920
5% 10/1/35 (FGIC Insured)	3,275	3,336
5.25% 10/1/34 (FGIC Insured)	2,000	2,083
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,929
5.25% 7/1/16 (AMBAC Insured)	2,830	3,061
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,038
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,315
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,063
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,058
		405,484
Georgia - 2.8%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/20	2,000	2,172
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	39,647
5% 11/1/43 (FSA Insured)	57,750	59,393
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,758
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	4,665	2,529
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	153
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,521
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.25% 9/15/19	8,120	8,254
5.25% 9/15/20	2,500	2,532
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (i)	$ 5,615	$ 3,044
Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	2,600	1,410
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	17,000	9,217
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,629
		144,259
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605	621
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,772
Series 2000 B, 8% 7/1/11 (FGIC Insured) (h)	9,250	10,480
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (h)	1,690	1,772
5% 7/1/13 (MBIA Insured) (h)	1,000	1,055
5% 7/1/14 (MBIA Insured) (h)	1,140	1,207
5% 7/1/15 (MBIA Insured) (h)	1,430	1,516
5.25% 7/1/18 (MBIA Insured) (h)	3,205	3,439
		22,241
Illinois - 13.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	995
0% 1/1/22 (FGIC Insured)	1,950	1,012
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	3,200	2,202
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	13,480
0% 1/1/15 (FGIC Insured)	20,000	15,142
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,066
5% 1/1/33 (AMBAC Insured)	3,510	3,609
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,727
Series 2004 A, 5% 1/1/34 (FSA Insured)	25,225	25,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5% 1/1/42 (AMBAC Insured)	$ 565	$ 574
5.25% 1/1/22 (MBIA Insured)	2,085	2,196
5.25% 1/1/29 (FSA Insured)	435	457
5.25% 1/1/33 (MBIA Insured)	2,150	2,215
5.5% 1/1/38 (MBIA Insured)	5,620	5,883
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (i)	160	172
Series C:
5% 1/1/35 (MBIA Insured)	5,700	5,869
5.5% 1/1/40 (FGIC Insured)	5,520	5,831
5.7% 1/1/30 (FGIC Insured)	5,760	6,125
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (h)	2,910	2,928
5.25% 1/1/14 (MBIA Insured) (h)	3,060	3,078
6% 1/1/08 (MBIA Insured) (h)	2,170	2,170
6% 1/1/10 (MBIA Insured) (h)	2,435	2,451
6.125% 1/1/11 (MBIA Insured) (h)	2,580	2,597
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,900
5.25% 1/1/19 (AMBAC Insured)	1,780	1,916
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (h)	10,000	10,412
Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	10,770	10,890
5.6% 1/1/10 (AMBAC Insured)	4,500	4,509
6.25% 1/1/09 (AMBAC Insured) (h)	6,040	6,110
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,118
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,024
5.25% 1/1/19 (FGIC Insured)	3,000	3,203
5.25% 1/1/20 (FGIC Insured)	2,195	2,338
5.5% 1/1/19 (FGIC Insured)	475	502
5.5% 1/1/20 (FGIC Insured)	490	518
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (i)	11,670	12,374
5.5% 1/1/17 (Escrowed to Maturity) (i)	1,135	1,202
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,536
5% 6/1/21 (AMBAC Insured)	2,600	2,783
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	5,290
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series B:
5% 11/15/17 (MBIA Insured)	$ 4,180	$ 4,560
5% 11/15/19 (MBIA Insured)	2,600	2,817
5.25% 11/15/26 (MBIA Insured)	2,700	2,857
5.25% 11/15/28 (MBIA Insured)	1,400	1,477
Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,685
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,504
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	197
5.25% 1/1/16 (Pre-Refunded to 1/1/12 @ 100) (i)	815	876
5.25% 1/1/22	380	400
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,466
5% 7/1/18 (AMBAC Insured)	1,450	1,534
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (f)(h)	5,600	5,594
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,100
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,834
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (i)	24,975	12,570
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,039
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,798
5.5% 9/1/19	4,405	4,761
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	5,740	5,902
(Univ. of Chicago Proj.):
Series 2005 A:
5.25% 7/1/41	755	785
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (i)	305	329
Series A, 5.125% 7/1/38	1,585	1,608
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (f)	3,860	3,972
Illinois Fin. Auth. Rev. (Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,259
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$ 2,260	$ 2,419
5.25% 12/1/20 (FSA Insured)	2,000	2,131
5.375% 12/1/14 (FSA Insured)	5,000	5,433
5.375% 7/1/15 (MBIA Insured)	3,700	3,980
5.5% 4/1/16 (FSA Insured)	1,300	1,402
5.5% 8/1/16 (MBIA Insured)	13,000	14,079
5.5% 4/1/17 (MBIA Insured)	7,065	7,379
5.5% 8/1/17 (MBIA Insured)	7,500	8,112
5.5% 2/1/18 (FGIC Insured)	1,000	1,074
5.5% 8/1/18 (MBIA Insured)	5,000	5,410
5.6% 4/1/21 (MBIA Insured)	7,500	7,846
5.75% 12/1/18 (MBIA Insured)	1,200	1,277
Series 2006, 5.5% 1/1/31	3,000	3,493
5.7% 4/1/16 (MBIA Insured)	7,350	7,716
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,195
7% 5/15/22	5,000	5,207
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,501
6% 7/1/33	3,775	3,938
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,355
7% 4/1/14	1,500	1,722
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (i)	5,025	5,569
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (i)	6,955	7,513
6.75% 2/15/15 (Escrowed to Maturity) (i)	1,000	1,068
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	5,000	5,102
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,874
Illinois Sales Tax Rev. First Series, 6% 6/15/20	4,600	4,891
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	5,800	6,082
Series 2006 A2, 5% 1/1/31 (FSA Insured)	77,425	81,028
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,700	2,456
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300: - continued
0% 12/1/21 (AMBAC Insured)	$ 5,000	$ 2,685
6.5% 1/1/20 (AMBAC Insured)	7,865	9,698
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,518
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (f)	2,100	2,100
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,199
5.625% 3/1/21 (AMBAC Insured)	2,505	2,763
5.75% 3/1/19 (AMBAC Insured)	2,240	2,510
Madison County Cmnty. United School District #007 Series A, 5% 12/1/17 (FSA Insured)	1,290	1,418
McHenry & Kane Counties Cmnty. Consolidated School District #158 0% 1/1/19 (FGIC Insured)	3,000	1,857
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	29,006
Series 2002 B, 0% 6/15/20 (MBIA Insured) (b)	2,000	1,751
Series A:
0% 6/15/15 (FGIC Insured)	15,000	11,128
0% 6/15/19 (FGIC Insured)	3,305	1,999
0% 6/15/19 (MBIA Insured)	2,935	1,795
0% 6/15/20 (FGIC Insured)	3,470	1,989
5% 12/15/28 (MBIA Insured)	2,000	2,046
5.25% 12/15/10 (AMBAC Insured)	12,950	13,078
6.65% 6/15/12 (FGIC Insured)	250	251
Series 1996 A, 0% 6/15/24 (MBIA Insured)	3,060	1,421
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (i)	4,155	3,428
0% 6/15/13 (FGIC Insured)	5,575	4,529
Series A, 0% 12/15/19 (MBIA Insured)	2,115	1,263
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,069
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,256
5% 11/15/14	1,000	1,043
5% 11/15/18	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	$ 15,100	$ 15,453
Univ. of Illinois Univ. Revs.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,747
0% 4/1/17 (MBIA Insured)	16,270	11,131
0% 4/1/20 (MBIA Insured)	8,000	4,690
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	3,200	2,144
		672,352
Indiana - 2.1%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	2,835	3,060
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,647
5.25% 7/15/25 (FSA Insured)	1,720	1,820
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	4,130
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,423
5.25% 7/15/17 (MBIA Insured)	1,885	2,052
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,628
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,976
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	21,355
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,048
5% 2/1/20 (MBIA Insured)	1,635	1,720
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (h)	7,350	7,429
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (f)(h)	3,000	2,960
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,105
5% 2/15/15	1,500	1,566
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,835
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Proj.) Series A-1, 5% 5/1/13	3,000	3,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	$ 2,500	$ 2,559
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	4,580
0% 6/1/18 (AMBAC Insured)	1,700	1,088
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	645	653
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (h)	1,525	1,602
5% 1/1/17 (AMBAC Insured) (h)	1,700	1,779
5.25% 1/1/14 (AMBAC Insured) (h)	2,675	2,846
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
5.9% 12/1/24 (h)	10,000	10,512
5.95% 12/1/29 (h)	2,000	2,035
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (f)	4,400	4,518
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,119
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.):
5.7% 9/1/37 (d)	2,000	1,803
5.75% 9/1/42 (d)	1,000	897
Wayne Township Marion County School Bldg. Corp. 5.5% 1/15/31 (MBIA Insured)	5,560	5,973
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,478
5% 7/15/18 (FSA Insured)	1,500	1,601
Zionsville Cmnty. Schools Bldg. 5% 7/15/20 (FSA Insured)	1,945	2,121
		110,099
Iowa - 0.3%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,081
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (i)	1,280	1,384
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Hosp. Facilities Rev.: - continued
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (i)	$ 1,000	$ 1,081
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (i)	10,000	10,610
		15,237
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,748
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,385
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,247
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,393
		8,773
Kentucky - 0.5%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,560
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	16,560
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (h)	1,545	1,587
5.5% 7/1/10 (FSA Insured) (h)	3,800	3,964
		26,671
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,183
Louisiana Gen. Oblig. Series 2003 A, 5% 5/1/20 (FGIC Insured)	1,500	1,570
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/20 (CIFG North America Insured)	1,000	1,065
5% 7/1/21 (CIFG North America Insured)	1,000	1,059
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/19 (FGIC Insured)	1,000	1,102
5.375% 6/1/32 (FGIC Insured)	1,900	2,028
5.5% 6/1/41 (FGIC Insured)	15,500	16,604
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (h)	$ 1,420	$ 1,478
Series 2007 B2, 5% 1/1/16 (FSA Insured) (h)	1,000	1,043
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	15,636
0% 9/1/11 (AMBAC Insured)	3,080	2,688
0% 9/1/13 (AMBAC Insured)	3,350	2,683
0% 9/1/14 (AMBAC Insured)	3,165	2,423
5% 12/1/29 (MBIA Insured)	4,690	4,816
5.25% 12/1/24 (MBIA Insured)	3,450	3,639
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	963
		68,304
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	3,000	3,177
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	9,326
		12,503
Maryland - 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,146
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,107
5% 6/1/16 (CIFG North America Insured)	1,000	1,094
5% 6/1/19 (CIFG North America Insured)	1,500	1,595
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,605	1,727
5.75% 7/1/13 (Escrowed to Maturity) (i)	995	1,070
(Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	2,700	2,791
		15,530
Massachusetts - 5.9%
Massachusetts Bay Trans. Auth. Series B, 6.2% 3/1/16	3,800	4,332
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.25% 7/1/30	580	597
Massachusetts Edl. Fing. Auth. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (h)	2,295	2,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev.: - continued
Series B Issue E:
6.05% 7/1/08 (AMBAC Insured) (h)	$ 170	$ 170
6.15% 7/1/10 (AMBAC Insured) (h)	70	70
6.25% 7/1/11 (AMBAC Insured) (h)	40	40
6.3% 7/1/12 (AMBAC Insured) (h)	40	40
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,350
Massachusetts Gen. Oblig.:
Series A, 3.861% 5/1/37 (FGIC Insured) (f)	7,000	6,343
Series C:
5% 8/1/37 (AMBAC Insured)	36,700	38,463
5.25% 8/1/22 (FSA Insured)	7,700	8,427
5.25% 8/1/23 (FSA Insured)	3,600	3,922
5.25% 8/1/24 (FSA Insured)	9,000	9,761
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (j)	3,685	3,695
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,520	1,616
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,890	1,892
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,242
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,600
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,710	5,830
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/09	21,800	20,708
0% 8/1/10	2,000	1,828
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (i)	3,010	3,045
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (h)	2,000	2,098
5.5% 1/1/14 (AMBAC Insured) (h)	2,540	2,652
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	16,000	15,726
5% 8/15/23 (FSA Insured)	29,965	31,612
5% 8/15/26 (FSA Insured)	10,000	10,457
5% 8/15/30 (FSA Insured)	30,000	31,350
5% 8/15/37 (AMBAC Insured)	15,900	16,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	$ 14,400	$ 14,793
Sr. Series A:
5% 1/1/37 (MBIA Insured)	10,000	10,016
5.125% 1/1/23 (MBIA Insured)	7,950	8,042
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	8,370	8,387
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	92
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,455
		300,633
Michigan - 1.5%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,327
Clarkston Cmnty. Schools 5% 5/1/09 (FSA Insured) (e)	3,470	3,542
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	20,700	21,262
Detroit Wtr. Supply Sys. Rev.:
Series A, 5.25% 7/1/16 (MBIA Insured)	1,685	1,854
5.25% 7/1/15 (MBIA Insured)	2,380	2,611
DeWitt Pub. Schools 5% 5/1/21 (MBIA Insured) (e)	1,650	1,742
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,329
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,534
Lapeer Cmnty. Schools 5% 5/1/33 (FSA Insured)	3,400	3,516
Lincoln Consolidated School District 5% 5/1/13 (FSA Insured) (e)	1,470	1,574
Michigan Hosp. Fin. Auth. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (i)	4,750	4,782
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (i)	4,000	4,047
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (i)	420	443
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,107
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	5,000	4,871
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,199
6.25% 1/1/09	400	411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Three Rivers Cmnty. Schools:
5% 5/1/12 (FSA Insured) (e)	$ 1,575	$ 1,672
5% 5/1/13 (FSA Insured) (e)	1,715	1,836
5% 5/1/21 (FSA Insured) (e)	1,710	1,827
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,161
		74,647
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
5% 5/1/20	1,000	1,028
5% 5/1/21	1,500	1,532
5.25% 5/1/28	3,500	3,538
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,053
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A:
5% 1/1/22 (AMBAC Insured)	5,000	5,274
5% 1/1/35 (AMBAC Insured)	4,500	4,598
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23 (Pre-Refunded to 11/15/12 @ 100) (i)	6,000	6,734
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	396
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,054
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
5.25% 5/15/18	1,650	1,678
5.25% 5/15/23	2,000	1,977
5.25% 5/15/36	4,250	4,045
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	1,997
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,833
5.25% 12/1/19	2,850	3,053
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	5,525	5,771
		53,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	$ 3,005	$ 3,130
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,613
		5,743
Missouri - 0.5%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,346
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,942
Series 2003 A:
5.125% 1/1/19	5,000	5,315
5.25% 1/1/18	1,280	1,374
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	12,100	12,627
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (h)	40	40
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (h)	3,500	3,673
		27,317
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (f)	10,755	10,863
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.) Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (i)	2,005	2,111
6.875% 6/1/20 (Escrowed to Maturity) (i)	1,255	1,321
6.875% 6/1/20 (Escrowed to Maturity) (i)	3,870	4,074
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,073
		20,442
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
3.743% 12/1/10 (f)	2,500	2,445
3.933% 12/1/17 (f)	7,900	7,412
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/18 (FSA Insured)	5,965	6,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	$ 6,900	$ 7,100
5% 2/1/46	10,000	10,210
		33,703
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (h)	4,310	4,558
5.375% 7/1/19 (AMBAC Insured) (h)	1,100	1,156
5.375% 7/1/21 (AMBAC Insured) (h)	1,600	1,667
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,723
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,686
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,911
0% 7/1/13 (FSA Insured)	4,590	3,733
0% 7/1/14 (FSA Insured)	3,000	2,332
		26,766
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (f)(h)	6,100	6,093
New Jersey - 1.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,799
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,313
5.125% 3/1/30	5,000	5,248
5.25% 3/1/21 (MBIA Insured)	2,800	3,018
5.25% 3/1/23	4,500	4,844
5.25% 3/1/25	9,900	10,555
5.25% 3/1/26	11,305	12,010
Series 2005 P, 5.125% 9/1/28	2,445	2,567
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,505
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	$ 3,235	$ 3,437
5.25% 8/1/19 (FGIC Insured)	2,735	2,905
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,993
		74,909
New Mexico - 0.4%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (h)	2,500	2,554
6.75% 7/1/09 (AMBAC Insured) (h)	1,150	1,204
6.75% 7/1/10 (AMBAC Insured) (h)	1,700	1,822
6.75% 7/1/12 (AMBAC Insured) (h)	1,935	2,163
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (h)	5,000	5,091
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,147
		18,981
New York - 13.2%
Buffalo Muni. Wtr. Fin. Auth. Series B:
5% 7/1/14 (FSA Insured) (e)	1,810	1,958
5% 7/1/15 (FSA Insured) (e)	2,295	2,497
5% 7/1/16 (FSA Insured) (e)	400	436
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15 (FSA Insured)	7,870	8,739
5.75% 5/1/18 (FSA Insured)	3,460	3,774
5.75% 5/1/21 (FSA Insured)	1,575	1,717
5.75% 5/1/23 (FSA Insured)	1,750	1,907
Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,758
5.75% 5/1/18 (FSA Insured)	14,720	16,495
5.75% 5/1/20 (FSA Insured)	8,000	8,955
5.75% 5/1/21 (FSA Insured)	3,845	4,290
5.75% 5/1/22 (FSA Insured)	1,000	1,112
5.75% 5/1/23 (FSA Insured)	3,000	3,331
5.75% 5/1/24 (FSA Insured)	3,000	3,330
5.75% 5/1/25 (FSA Insured)	3,400	3,765
5.75% 5/1/26 (FSA Insured)	5,200	5,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 22,600	$ 22,780
5% 2/15/47 (FGIC Insured)	13,100	13,301
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,219
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,697
Series B, 5% 12/1/35	2,000	2,044
Series C, 5% 9/1/35	4,000	4,090
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,149
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,155
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	454
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,702
Series 2005 G:
5% 8/1/15	1,500	1,617
5.25% 8/1/16	3,525	3,866
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,982
Series B, 5.75% 8/1/14	2,000	2,179
Series D1, 5.125% 12/1/22	5,000	5,317
Series J, 5.5% 6/1/19	5,195	5,607
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	1,175	1,182
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,900	4,189
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	5,325	5,479
5% 3/1/36 (MBIA Insured)	5,240	5,392
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (h)	3,100	3,140
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,423
Series 2003 E, 5% 6/15/34	11,120	11,402
Series 2005 D:
5% 6/15/37	2,800	2,889
5% 6/15/38	15,600	16,099
5% 6/15/39	3,540	3,651
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A, 5.125% 6/15/34 (MBIA Insured)	$ 13,800	$ 14,284
Series B, 5.125% 6/15/31	8,045	8,271
Series G, 5.125% 6/15/32	2,000	2,052
New York City Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,604
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,169
Series A:
5.5% 11/1/26 (c)	5,050	5,433
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (i)	80	85
6% 11/1/28 (c)	7,775	8,503
Series B:
5% 8/1/32	14,715	15,198
5.25% 8/1/19	2,000	2,149
5.25% 2/1/29 (c)	13,000	13,723
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,218
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,489
5.75% 7/1/13	8,750	9,433
Series C, 7.5% 7/1/10 (FGIC Insured)	13,655	14,442
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	2,190	2,248
(New York Univ. Hosp. Ctr. Proj.):
Series A:
5% 7/1/14	1,895	1,899
5% 7/1/16	1,000	990
Series B, 5.25% 7/1/24	2,400	2,273
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,572
5.875% 5/15/17 (FGIC Insured)	6,865	7,972
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (i)	690	865
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,305
Series A, 5% 7/1/15	3,000	2,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	$ 3,800	$ 3,946
Series F:
4.875% 6/15/18	4,205	4,270
4.875% 6/15/20	8,500	8,625
5% 6/15/15	3,015	3,069
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,757
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,080	1,082
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,182
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,019
5.25% 1/1/27 (FSA Insured)	12,500	13,386
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,408
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (MBIA Insured)	460	597
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (h)	19,765	19,501
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (i)	7,265	7,723
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,993
5.25% 6/1/22 (AMBAC Insured)	3,850	4,080
5.5% 6/1/14	10,500	10,773
5.5% 6/1/15	37,645	39,236
5.5% 6/1/17	4,100	4,314
5.5% 6/1/18 (MBIA Insured)	2,000	2,145
5.5% 6/1/19	2,300	2,472
Series C1:
5.5% 6/1/14	9,900	10,157
5.5% 6/1/15	11,700	12,194
5.5% 6/1/16	3,820	4,024
5.5% 6/1/17	11,500	12,100
5.5% 6/1/18	20,000	21,309
5.5% 6/1/19	10,800	11,608
5.5% 6/1/20	2,700	2,902
5.5% 6/1/20 (FGIC Insured)	5,050	5,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/22	$ 10,115	$ 10,775
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,675	4,858
Series 2005 A, 5.125% 1/1/22	4,000	4,173
Series A, 5% 1/1/32 (MBIA Insured)	470	482
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (i)	2,000	2,260
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (i)	4,000	4,629
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (i)	9,495	9,899
		678,380
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (h)	3,400	3,459
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (h)	10,275	11,549
		15,008
North Carolina - 2.3%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,930
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	4,000	4,205
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,746
5.25% 6/1/18 (AMBAC Insured)	1,620	1,738
5.25% 6/1/19 (AMBAC Insured)	1,540	1,651
5.25% 6/1/22 (AMBAC Insured)	1,620	1,728
5.25% 6/1/23 (AMBAC Insured)	1,620	1,717
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5% 10/1/41	1,000	1,036
5.125% 10/1/41	1,195	1,225
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,903
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,097
5.75% 1/1/26	4,000	4,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B, 7% 1/1/08	$ 10,060	$ 10,060
Series C, 5.25% 1/1/09	2,500	2,543
Series D:
5.375% 1/1/10	4,525	4,662
6.7% 1/1/19	5,000	5,277
6.75% 1/1/26	7,000	7,357
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,117
5% 2/1/20	1,500	1,587
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
5% 10/1/20	1,225	1,287
5% 10/1/21	5,690	5,949
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	4,000	3,656
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,004
5.125% 1/1/17 (MBIA Insured)	15,350	15,671
5.125% 1/1/17 (MBIA Insured)	16,000	16,346
		118,605
North Dakota - 0.6%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,093
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,735
5.25% 7/1/15	1,300	1,334
		33,162
Ohio - 1.5%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	15,000	14,258
5.875% 6/1/47	13,000	12,400
6.5% 6/1/47	16,900	17,320
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	$ 1,225	$ 1,228
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,189
6% 12/1/19 (Escrowed to Maturity) (i)	5,095	5,460
6% 12/1/26 (Escrowed to Maturity) (i)	10,000	10,710
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,056
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (i)	1,165	1,274
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,831
		74,973
Oklahoma - 0.5%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (i)	2,080	1,823
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,250
5.5% 10/1/22 (FGIC Insured)	2,845	3,105
5.5% 10/1/23 (FGIC Insured)	3,005	3,265
5.5% 10/1/24 (FGIC Insured)	3,175	3,439
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.):
5% 2/15/14	1,675	1,763
6% 2/15/29	3,755	3,850
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,754
		23,249
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,608
Clackamas County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,244
5.25% 6/1/24 (FSA Insured)	2,605	2,917
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/08	480	492
8% 7/15/09	540	552
8% 7/15/10	605	618
8% 7/15/11	385	393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 2,040
5.5% 6/15/21 (FSA Insured)	1,060	1,222
		14,086
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (h)	3,000	3,151
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,478
5.5% 3/1/25 (FSA Insured)	1,400	1,529
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,170
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,465
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,988
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,347
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,367
6.1% 6/1/12 (AMBAC Insured)	3,000	3,320
6.125% 6/1/14 (AMBAC Insured)	5,230	5,967
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (i)	11,455	9,341
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (i)	2,000	2,274
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (h)	8,700	9,089
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (f)(h)	5,600	5,612
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (f)(h)	5,000	4,970
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,893
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 54A, 5.375% 10/1/28 (h)	25	25
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	$ 4,695	$ 4,837
Series 17, 5.375% 7/1/20 (FSA Insured)	4,000	4,306
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	10,900	11,273
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,081
		95,542
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,557
5.75% 7/1/19 (FGIC Insured)	3,240	3,613
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,304
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,178
Series C, 5.25% 1/1/15 (h)	5,000	5,150
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (f)	4,600	5,023
5.75%, tender 7/1/17 (f)	8,500	9,063
Series N:
5.5% 7/1/21	5,000	5,218
5.5% 7/1/22	3,250	3,377
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	20,300	3,552
0% 8/1/54 (AMBAC Insured)	51,800	4,573
		50,608
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,740
5% 5/15/13 (FSA Insured)	4,000	4,289
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,893
5.25% 9/15/16 (AMBAC Insured)	1,815	1,979
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Rev.: - continued
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/18 (AMBAC Insured)	$ 1,005	$ 1,086
5.5% 9/15/24 (AMBAC Insured)	3,400	3,697
		14,684
South Carolina - 0.8%
Greenville County School District Installment Purp. Rev. 5% 12/1/11	3,750	3,966
Greenwood Fifty School Facilities Installment:
5% 12/1/18	3,930	4,222
5% 12/1/19	2,375	2,540
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,136
5% 11/1/19	1,000	1,032
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,642
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (i)	1,250	1,431
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,277
5.375% 1/1/23 (FSA Insured)	1,025	1,100
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	999
5% 4/1/24	4,000	3,766
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (i)	4,000	4,539
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,352
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,663
Series A, 5% 1/1/36 (MBIA Insured)	5,000	5,153
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18	1,000	1,083
5% 12/1/19	2,080	2,242
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,169
		43,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	$ 1,000	$ 1,136
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,587
5% 12/15/13	8,000	8,144
5% 12/15/14	3,870	3,927
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,611
5.75% 1/1/14 (MBIA Insured)	2,000	2,229
7.25% 1/1/10 (MBIA Insured)	2,660	2,860
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,353
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (h)	1,500	1,547
6.25% 2/15/10 (MBIA Insured) (h)	1,000	1,051
6.25% 2/15/11 (MBIA Insured) (h)	1,415	1,514
Series B, 6.5% 2/15/09 (MBIA Insured) (h)	500	517
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,153
		41,493
Texas - 11.3%
Abilene Independent School District:
5% 2/15/16	2,035	2,223
5% 2/15/18	2,000	2,138
5% 2/15/23	3,205	3,373
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	3,100	3,296
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	2,775	2,886
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,831
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,286
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,531
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,335
5.75% 1/1/34	1,500	1,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
0% 5/15/17 (FGIC Insured)	$ 9,200	$ 6,188
0% 5/15/18 (FGIC Insured)	5,000	3,191
Austin Wtr. & Wastewtr. Sys. Rev. Series A, 5% 5/15/31 (AMBAC Insured)	4,690	4,847
Bastrop Independent School District:
5.25% 2/15/37	2,700	2,860
5.25% 2/15/42	5,000	5,285
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	236
Birdville Independent School District 0% 2/15/13	13,690	11,390
Boerne Independent School District 5.25% 2/1/35	11,000	11,482
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,823
5% 8/1/20 (AMBAC Insured)	1,780	1,898
Clint Independent School District:
5.5% 8/15/19	200	217
5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (i)	855	937
5.5% 8/15/20	210	228
5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100) (i)	900	986
5.5% 8/15/21	220	239
5.5% 8/15/21 (Pre-Refunded to 8/15/12 @ 100) (i)	955	1,047
Conroe Independent School District 0% 2/15/11	1,500	1,349
Coppell Independent School District 0% 8/15/20	2,000	1,156
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,691
5.25% 7/15/19 (FSA Insured)	4,000	4,447
Corsicana Independent School District 5.125% 2/15/34	3,325	3,456
Crowley Independent School District 5.25% 8/1/33	4,000	4,252
Cypress-Fairbanks Independent School District Series A:
0% 2/15/12	20,900	18,091
0% 2/15/13	6,425	5,345
0% 2/15/14	11,475	9,149
0% 2/15/16	9,700	7,029
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A:
5.25% 11/1/10 (MBIA Insured) (h)	2,150	2,237
5.25% 11/1/12 (MBIA Insured) (h)	5,820	6,157
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (h)	2,665	2,787
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (h)	2,625	2,750
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (h)	4,325	4,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	$ 2,960	$ 3,160
Denton Independent School District 5% 8/15/33	11,120	11,367
DeSoto Independent School District 0% 8/15/20	3,335	1,924
Duncanville Independent School District 5.65% 2/15/28	30	32
El Paso Independent School District 5.25% 8/15/31	2,270	2,410
Freer Independent School District 5.25% 8/15/37	4,215	4,476
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,121
5% 8/15/26	3,765	3,939
5.375% 8/15/17	2,715	2,905
Gainesville Independent School District 5.25% 2/15/36	1,900	2,010
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,401
Grand Prairie Independent School District:
Series A, 5% 2/15/20	2,000	2,159
0% 2/15/16	3,775	2,740
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,693
5.25% 4/15/16 (MBIA Insured)	1,680	1,807
5.25% 4/15/17 (MBIA Insured)	2,295	2,466
5.25% 4/15/18 (MBIA Insured)	1,915	2,057
5.25% 4/15/19 (MBIA Insured)	1,000	1,071
5.25% 4/15/20 (MBIA Insured)	1,565	1,671
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	106
5.5% 8/15/35	45	47
6% 8/15/16	35	37
Harris County Gen. Oblig.:
Series 1996, 0% 10/1/13 (MBIA Insured)	5,550	4,491
0% 10/1/14 (MBIA Insured)	11,000	8,518
0% 8/15/25 (MBIA Insured)	3,000	1,305
0% 8/15/28 (MBIA Insured)	5,000	1,840
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	880	919
7.4% 2/15/10 (Escrowed to Maturity) (i)	295	305
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (h)	2,000	2,100
5.625% 7/1/21 (FSA Insured) (h)	3,350	3,509
Houston Independent School District 0% 8/15/13	9,835	8,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	$ 1,995	$ 2,145
0% 2/15/16	3,000	2,182
0% 2/15/17	3,480	2,410
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	3,197
0% 8/15/12	5,105	4,336
0% 8/15/13	3,610	2,945
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,654
0% 8/15/11	4,170	3,682
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,349
Kermit Independent School District 5.25% 2/15/37	4,130	4,375
Killeen Independent School District:
5.25% 2/15/17	2,105	2,228
5.25% 2/15/18	1,325	1,401
Kingsville Independent School District 5.25% 2/15/37	3,650	3,867
La Joya Independent School District 5.25% 2/15/23	2,940	3,139
Lamar Consolidated Independent School District 5% 2/15/18	2,000	2,171
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	4,000	4,244
Lewisville Independent School District 5% 8/15/16	305	319
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	8,615	9,114
Little Elm Independent School District 5.5% 8/15/21	60	64
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	1,565	1,591
5.25% 1/1/15 (Escrowed to Maturity) (i)	6,260	6,942
5.25% 5/15/18 (AMBAC Insured)	1,875	2,020
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (i)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	5,495	5,622
5.25% 5/15/18 (AMBAC Insured)	1,000	1,077
5.25% 5/15/19 (AMBAC Insured)	1,000	1,074
5.25% 5/15/20 (AMBAC Insured)	2,000	2,141
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,437
Mansfield Independent School District 5.5% 2/15/18	40	43
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mesquite Independent School District 5.375% 8/15/11	$ 395	$ 400
Midlothian Independent School District 0% 2/15/10	1,525	1,421
Midway Independent School District 0% 8/15/19	3,600	2,191
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	537
Series B, 5%, tender 9/1/10 (FSA Insured) (f)	3,700	3,859
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,389
5.5% 8/15/25 (FGIC Insured)	1,675	1,821
New Caney Independent School District 5.25% 2/15/37	5,000	5,310
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (Escrowed to Maturity) (i)	5,215	5,889
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,195
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,590
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	4,000	4,113
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,385
Series 2005 A, 5% 1/1/35 (FSA Insured)	2,890	2,976
Pampa Independent School District 5% 8/15/36	1,190	1,237
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,081
Prosper Independent School District:
5.125% 8/15/30	3,110	3,250
5.375% 8/15/37	15,255	16,472
5.75% 8/15/29	1,250	1,372
Robstown Independent School District 5.25% 2/15/29	3,165	3,335
Rockdale Independent School District 5.25% 2/15/37	5,100	5,357
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	32
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,795
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (f)(h)	16,000	15,321
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (h)	2,510	2,646
5% 7/1/17 (FSA Insured) (h)	2,765	2,906
5% 7/1/17 (FSA Insured) (h)	2,385	2,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev.: - continued
5.25% 7/1/19 (FSA Insured) (h)	$ 2,635	$ 2,803
5.25% 7/1/20 (FSA Insured) (h)	3,215	3,415
5.25% 7/1/20 (FSA Insured) (h)	2,775	2,937
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,124
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (i)	25	27
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,588
6.5% 5/15/10 (Escrowed to Maturity) (i)	440	474
San Marcos Consolidated Independent School District:
5% 8/1/17	1,175	1,256
5% 8/1/19	1,450	1,538
5% 8/1/22	1,680	1,769
5% 8/1/23	1,760	1,846
Seminole Independent School District Series A:
5% 2/15/19	2,780	2,993
5% 2/15/20	2,985	3,211
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,124
5.25% 2/15/22 (AMBAC Insured)	1,090	1,179
5.25% 2/15/30 (AMBAC Insured)	1,800	1,902
Socorro Independent School District 5.375% 8/15/18	60	64
South San Antonio Independent School District:
5% 8/15/17	1,025	1,076
5% 8/15/35	2,000	2,066
Spring Branch Independent School District 5.375% 2/1/18	1,250	1,320
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (h)	6,655	6,965
Series A, 5% 8/1/19	2,200	2,388
5.75% 8/1/26	3,320	3,586
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,775
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,806
0% 2/1/14 (MBIA Insured)	6,910	5,501
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,096
5.75% 8/15/38 (AMBAC Insured)	27,550	29,900
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,194
5.625% 7/15/21	5,900	6,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	$ 4,930	$ 5,279
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (i)	1,000	1,118
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (i)	6,225	6,919
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (i)	6,155	2,114
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (i)	2,980	1,254
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (i)	2,985	959
0% 2/15/33	6,985	2,051
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,172
5.75% 8/15/34	3,000	3,293
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	64
5.5% 2/15/20 (FSA Insured)	65	69
Wylie Independent School District 0% 8/15/20	1,790	1,035
		582,665
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (i)	9,205	9,410
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (i)	2,975	3,440
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,858
5.25% 4/1/17 (FSA Insured)	4,335	4,639
		21,347
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,324
6.125% 12/1/27 (AMBAC Insured)	8,600	9,302
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,207
		16,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (f)(h)	$ 3,900	$ 3,898
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,420	1,567
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,363
6% 2/15/13 (AMBAC Insured)	1,460	1,630
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (h)	1,890	1,891
		11,349
Washington - 4.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	3,500	3,628
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	7,200	4,825
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (f)(h)	2,430	2,573
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,818
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,192
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	8,000	8,708
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	30,862
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (h)	1,590	1,682
5.25% 1/1/20 (FGIC Insured) (h)	1,760	1,849
5.25% 1/1/23 (FGIC Insured) (h)	2,055	2,132
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,094
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,798
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,302
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (h)	1,500	1,617
5.75% 11/1/14 (FGIC Insured) (h)	3,055	3,289
5.75% 11/1/16 (FGIC Insured) (h)	2,250	2,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	$ 1,875	$ 2,009
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,220
5.75% 12/1/21 (MBIA Insured)	2,000	2,220
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,145
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	7,070	7,400
5.25% 1/1/26 (FSA Insured)	15,800	16,383
Series B, 5% 7/1/28 (FSA Insured)	7,800	8,136
Series E, 5% 1/1/29 (MBIA Insured)	3,090	3,210
Series R 97A:
0% 7/1/17	7,045	4,731
0% 7/1/19 (MBIA Insured)	9,100	5,512
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,803
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. (Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,020
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (i)	1,350	1,202
5.4% 7/1/12	56,550	61,322
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,403
0% 7/1/10 (MBIA Insured)	2,800	2,569
		228,060
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,265	5,435
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,109
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,092
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,523
5.5% 8/15/16	1,545	1,585
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (i)	$ 14,250	$ 15,672
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (i)	4,300	4,811
		33,227
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (i)	4,685	5,166
TOTAL MUNICIPAL BONDS (Cost $5,050,315)		5,138,729
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.49% (a)(g) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,050,454)		5,138,868
NET OTHER ASSETS - 0.0%		1,889
NET ASSETS - 100%		$ 5,140,757
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,700,000 or 0.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,695,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,474
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 5
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.0%
Transportation	11.3%
Electric Utilities	10.3%
Water & Sewer	9.8%
Special Tax	9.5%
Health Care	7.0%
Escrowed/Pre-Refunded	5.6%
Others* (individually less than 5%)	6.5%
100.0%
*Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,050,315)	$ 5,138,729
Fidelity Central Funds (cost $139)	139
Total Investments (cost $5,050,454)		$ 5,138,868
Receivable for fund shares sold		2,735
Interest receivable		69,563
Prepaid expenses		15
Other receivables		220
Total assets		5,211,401

Liabilities
Payable to custodian bank	$ 2,284
Payable for investments purchased Regular delivery	10,001
Delayed delivery	36,652
Payable for fund shares redeemed	10,710
Distributions payable	8,216
Accrued management fee	1,568
Other affiliated payables	1,146
Other payables and accrued expenses	67
Total liabilities		70,644

Net Assets		$ 5,140,757
Net Assets consist of:
Paid in capital		$ 5,044,441
Undistributed net investment income		3,898
Accumulated undistributed net realized gain (loss) on investments		4,004
Net unrealized appreciation (depreciation) on investments		88,414
Net Assets, for 408,746 shares outstanding		$ 5,140,757
Net Asset Value, offering price and redemption price per share ($5,140,757 ÷ 408,746 shares)		$ 12.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 217,556
Income from Fidelity Central Funds		5
Total income		217,561

Expenses
Management fee	$ 17,610
Transfer agent fees	3,716
Accounting fees and expenses	651
Custodian fees and expenses	68
Independent trustees' compensation	17
Registration fees	159
Audit	86
Legal	31
Miscellaneous	40
Total expenses before reductions	22,378
Expense reductions	(980)	21,398
Net investment income		196,163
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,462
Change in net unrealized appreciation (depreciation) on investment securities		(82,162)
Net gain (loss)		(50,700)
Net increase (decrease) in net assets resulting from operations		$ 145,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 196,163	$ 190,305
Net realized gain (loss)	31,462	41,962
Change in net unrealized appreciation (depreciation)	(82,162)	(22,071)
Net increase (decrease) in net assets resulting from operations	145,463	210,196
Distributions to shareholders from net investment income	(195,674)	(189,630)
Distributions to shareholders from net realized gain	(26,148)	(43,709)
Total distributions	(221,822)	(233,339)
Share transactions Proceeds from sales of shares	924,844	681,749
Net asset value of shares issued in exchange for the net assets of Fidelity Florida Municipal Income Fund (note 10)	386,208	-
Reinvestment of distributions	146,309	157,888
Cost of shares redeemed	(926,342)	(806,663)
Net increase (decrease) in net assets resulting from share transactions	531,019	32,974
Redemption fees	43	18
Total increase (decrease) in net assets	454,703	9,849

Net Assets
Beginning of period	4,686,054	4,676,205
End of period (including undistributed net investment income of $3,898 and undistributed net investment income of $3,035, respectively)	$ 5,140,757	$ 4,686,054
Other Information Shares
Sold	73,296	53,337
Issued in exchange for the shares of Fidelity Florida Municipal Income Fund (note 10)	30,482	-
Issued in reinvestment of distributions	11,598	12,364
Redeemed	(73,559)	(63,411)
Net increase (decrease)	41,817	2,290

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.82	$ 13.09	$ 13.18	$ 13.22
Income from Investment Operations
Net investment income B	.514	.529	.549	.571	.585
Net realized and unrealized gain (loss)	(.125)	.068	(.080)	.035	.162
Total from investment operations	.389	.597	.469	.606	.747
Distributions from net investment income	(.514)	(.527)	(.547)	(.571)	(.585)
Distributions from net realized gain	(.065)	(.120)	(.192)	(.125)	(.202)
Total distributions	(.579)	(.647)	(.739)	(.696)	(.787)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.77	$ 12.82	$ 13.09	$ 13.18
Total Return A	3.13%	4.78%	3.66%	4.73%	5.80%
Ratios to Average Net Assets C,E
Expenses before reductions	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.44%	.45%	.45%	.47%	.47%
Net investment income	4.08%	4.15%	4.22%	4.36%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 5,141	$ 4,686	$ 4,676	$ 4,630	$ 4,784
Portfolio turnover rate D	22%F	25%	25%	20%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales, futures and options transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 123,783
Unrealized depreciation	(34,747)
Net unrealized appreciation (depreciation)	89,036
Undistributed ordinary income	262
Undistributed long-term capital gain	4,150

Cost for federal income tax purposes	$ 5,049,832

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 195,674	$ 189,630
Long-term Capital Gains	26,148	43,709
Total	$ 221,822	$ 233,339

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,196,592 and $1,081,577, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $68 and $912, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Merger Information.

On October 19, 2007 the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Florida Municipal Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders of Fidelity Florida Municipal Income Fund on September 19, 2007.The acquisition was accomplished by an exchange of 30,482 shares of the Fund for 34,459 shares then outstanding (valued at $11.21 per share) of Fidelity Florida Municipal Income Fund. The reorganization qualified as a tax-free

Annual Report

10. Merger Information - continued

reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Florida Municipal Income Fund's net assets, including $5,165 of unrealized appreciation, were combined with the Fund's net assets of $4,779,414 for total net assets after the acquisition of $5,165,622.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-
present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-
2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Municipal Income Fund voted to pay on February 11, 2008, to shareholders of record at the opening of business on February 8, 2008, a distribution of $.011 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $30,730,596, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.72% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

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Annual Report

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Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Fidelity Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 1,038.10	$ 2.47
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.90	$ 2.64
Hypothetical A	$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Ohio Municipal Income Fund	.48%
Fidelity Ohio Municipal Money Market Fund	.52%

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® OH Municipal Income Fund	3.59%	4.22%	4.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Lower-quality municipals came under pressure as high-yield funds experienced outflows. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Fidelity Ohio Municipal Income Fund gained 3.59%, the Lehman Brothers Ohio 4 Plus Year Enhanced Modified Municipal Bond Index - which became the fund's new supplemental benchmark on November 1, 2007 - rose 3.78% and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index advanced 3.55%. Compared with the new index - which more accurately reflects the types of securities in which the fund invests - my decision to overweight intermediate-maturity bonds, which outperformed, and underweight longer-term bonds, which lagged, aided the fund's returns. Although I emphasized intermediate securities, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. This overall duration strategy had no other material impact on the fund's performance relative to the index. My larger-than-index stake in bonds that were prerefunded during the period, a process that shortened their maturity and improved their credit quality, aided performance as well. Returns also were bolstered by our underweighting in uninsured health care bonds, which were some of the Ohio muni market's worst performers. In contrast, my out-of-index stake in insured Puerto Rico bonds - which are free from state and federal taxes - detracted as they declined amid worries over the U.S. territory's worsening credit and concerns about muni bond insurers, some of which insure Puerto Rico securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.9	39.8
Water & Sewer	12.5	13.0
Education	11.6	12.7
Escrowed/Pre-Refunded	11.5	12.8
Special Tax	7.5	4.5
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	7.7	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	6.9	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 71.0%	AAA 67.4%
AA,A 23.3%	AA,A 29.3%
BBB 4.4%	BBB 2.6%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 995,610
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	482,295
		1,477,905
Ohio - 92.6%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,003,500
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,567,020
5% 1/1/15	1,300,000	1,361,646
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,356,088
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,603,192
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,735,624
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/13	2,000,000	2,056,720
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,310,401
Brookville Local School District 5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (d)	1,000,000	1,089,990
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	4,000,000	3,802,120
6.5% 6/1/47	5,800,000	5,944,072
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,105,000	2,386,270
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,348,045
Butler County Gen. Oblig. 5.25% 12/1/16 (Pre-Refunded to 12/1/13 @ 100) (d)	1,820,000	2,008,024
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,642,832
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,094,738
Canal Winchester Local School District:
5% 12/1/18 (MBIA Insured)	1,030,000	1,100,205
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (d)	1,005,000	1,103,972
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,059,372
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,618,800
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District: - continued
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (d)	$ 2,000,000	$ 2,206,620
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,345,630
Cincinnati City School District Ctfs. Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,044,710
Cincinnati Gen. Oblig. 5.375% 12/1/20 (Pre-Refunded to 12/1/10 @ 100) (d)	2,000,000	2,126,700
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,613,175
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,737,615
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,230,108
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,280,557
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,345,097
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,091,596
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,406,575
5.25% 12/1/19 (FSA Insured)	1,045,000	1,131,662
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,998,694
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,299,263
0% 11/15/11 (MBIA Insured)	2,395,000	2,088,153
0% 11/15/10 (Escrowed to Maturity) (d)	1,250,000	1,138,800
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,612,408
5% 6/1/34 (FGIC Insured)	5,000,000	5,140,450
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,587,274
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,096
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,437,850
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (d)	3,780,000	4,209,673
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,109,336
0% 10/1/12 (MBIA Insured)	1,405,000	1,187,422
5% 12/1/19	3,000,000	3,284,880
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	$ 5,000,000	$ 5,121,050
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,387,756
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,164,550
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,432,660
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,504,947
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,175,097
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,285,080
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,630,676
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,067,800
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,129,540
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,085,300
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,111,167
5% 12/1/18 (FGIC Insured)	1,075,000	1,138,941
5% 12/1/19 (FGIC Insured)	2,190,000	2,312,640
5% 12/1/19 (FGIC Insured)	1,130,000	1,193,280
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,148,891
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,988,388
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,772,335
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,904,498
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	999,830
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,216,665
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,062,110
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,065,100
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,238,297
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,377,200
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,481,998
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kettering City School District 5.25% 12/1/31 (FSA Insured)	$ 4,250,000	$ 4,740,408
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,452,906
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,103,460
0% 12/1/16 (FSA Insured)	1,200,000	839,568
5.25% 12/1/15 (Pre-Refunded to 12/1/14 @ 100) (d)	1,000,000	1,113,670
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,031,910
5.5% 2/15/11	1,875,000	1,951,481
5.5% 2/15/12	1,000,000	1,052,070
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,856,938
5% 12/1/28 (Pre-Refunded to 6/1/14 @ 100) (d)	5,135,000	5,607,471
Lorain County Gen. Oblig. 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,196,368
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,212,550
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,101,740
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,260,828
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,180,440
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	320,000	312,106
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	250,000	244,935
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	370,000	360,743
4.75% 12/1/47 (XL Cap. Assurance, Inc. Insured)	1,000,000	989,360
Middletown City School District:
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (d)	1,175,000	1,280,738
5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (d)	1,110,000	1,209,889
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,391,182
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,555,040
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,639,701
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,212,940
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,371,688
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	$ 2,075,000	$ 2,267,705
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,078,620
(Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,613,301
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,058,406
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,397,524
(Mental Health Cap. Facilities Proj.) Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (d)	2,670,000	2,888,726
Series 2002 B, 5.25% 11/1/20	2,520,000	2,687,580
Series 2005 B, 5% 5/1/16	1,000,000	1,096,870
Series A, 5.5% 9/15/16	11,060,000	11,915,928
Series D, 5% 3/1/24	3,415,000	3,576,803
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (d)	2,000,000	2,195,240
6.5% 10/1/20	2,335,000	2,838,986
6.125% 10/1/15	2,000,000	2,310,660
6.25% 10/1/16	2,500,000	2,943,650
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,060,910
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,325,481
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,293,149
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,689,155
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	2,974,770
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,187,300
Series B, 5.25% 6/1/16	5,000,000	5,404,550
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,927,587
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	3,540,000	3,705,637
5% 12/1/18 (MBIA Insured)	1,980,000	2,093,177
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	$ 2,610,000	$ 2,944,733
5.25% 12/1/18	2,610,000	2,952,771
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,768,494
5.25% 12/1/15	2,200,000	2,431,528
5.5% 6/1/17	3,960,000	4,525,250
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,869,440
5% 12/1/17	3,765,000	4,050,764
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,405,075
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,423,716
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,367,800
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,385,307
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,303,522
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,287,124
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,140,000
5.25% 12/1/19	1,975,000	2,241,092
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (d)	1,055,000	1,182,222
5% 12/1/30 (FSA Insured)	4,025,000	4,195,902
5% 12/1/30 (Pre-Refunded to 6/1/16 @ 100) (d)	1,320,000	1,454,006
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,056,930
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (d)	1,000,000	1,121,310
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,885,028
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,079,292
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,070,814
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	530,265
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (d)	1,000,000	1,093,870
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/30	$ 330,000	$ 346,701
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,106,120
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,256,049
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,042,420
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,514,044
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,133,588
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (d)	3,440,000	3,805,672
Sugarcreek Local School District (School Impt. Proj.) 5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (d)	1,030,000	1,122,690
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,774,626
5.25% 12/1/21	1,740,000	1,871,387
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,173,280
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,184,792
5% 11/15/30 (MBIA Insured)	3,500,000	3,628,730
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,456,465
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,109,121
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,393,440
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,057,370
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,535,992
5% 6/1/19 (AMBAC Insured)	1,520,000	1,610,410
Warren County Gen. Oblig.:
6.1% 12/1/12	380,000	407,356
6.65% 12/1/11	220,000	236,221
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,093,284
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,462,148
5% 5/1/18 (MBIA Insured)	1,440,000	1,525,464
5% 5/1/19 (MBIA Insured)	1,515,000	1,601,446
		392,904,687
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 5.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/33 (FSA Insured) (a)	$ 10,000,000	$ 11,033,700
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,157,020
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	2,725,000	2,894,604
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15 (FSA Insured)	1,800,000	2,020,320
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,435,460
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,038,010
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,066,240
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	419,904
0% 8/1/54 (AMBAC Insured)	2,400,000	211,872
		21,277,130
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	1,100,000	981,475
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	509,565
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,991,840
		3,482,880
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $410,764,734)	419,142,602
NET OTHER ASSETS - 1.2%	5,257,586
NET ASSETS - 100%	$ 424,400,188
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	37.9%
Water & Sewer	12.5%
Education	11.6%
Escrowed/Pre-Refunded	11.5%
Special Tax	7.5%
Health Care	6.7%
Others* (individually less than 5%)	12.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $410,764,734)		$ 419,142,602
Cash		3,950,305
Receivable for investments sold		10,305,296
Receivable for fund shares sold		625,635
Interest receivable		3,001,907
Prepaid expenses		1,304
Other receivables		86,053
Total assets		437,113,102

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 10,962,350
Payable for fund shares redeemed	967,519
Distributions payable	498,724
Accrued management fee	128,512
Other affiliated payables	108,740
Other payables and accrued expenses	47,069
Total liabilities		12,712,914

Net Assets		$ 424,400,188
Net Assets consist of:
Paid in capital		$ 415,768,520
Undistributed net investment income		12,104
Accumulated undistributed net realized gain (loss) on investments		241,696
Net unrealized appreciation (depreciation) on investments		8,377,868
Net Assets, for 36,884,826 shares outstanding		$ 424,400,188
Net Asset Value, offering price and redemption price per share ($424,400,188 ÷ 36,884,826 shares)		$ 11.51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest		$ 18,180,769

Expenses
Management fee	$ 1,538,468
Transfer agent fees	320,228
Accounting fees and expenses	108,841
Custodian fees and expenses	6,298
Independent trustees' compensation	1,489
Registration fees	19,887
Audit	53,824
Legal	2,919
Miscellaneous	3,736
Total expenses before reductions	2,055,690
Expense reductions	(163,311)	1,892,379
Net investment income		16,288,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,262,031
Futures contracts	58,925
Swap Agreements	42,500
Total net realized gain (loss)		1,363,456
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,974,587)
Futures contracts	205
Total change in net unrealized appreciation (depreciation)		(2,974,382)
Net gain (loss)		(1,610,926)
Net increase (decrease) in net assets resulting from operations		$ 14,677,464

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,288,390	$ 16,563,469
Net realized gain (loss)	1,363,456	5,031,324
Change in net unrealized appreciation (depreciation)	(2,974,382)	(3,467,937)
Net increase (decrease) in net assets resulting from operations	14,677,464	18,126,856
Distributions to shareholders from net investment income	(16,287,205)	(16,558,868)
Distributions to shareholders from net realized gain	(1,822,045)	(3,971,411)
Total distributions	(18,109,250)	(20,530,279)
Share transactions Proceeds from sales of shares	60,633,272	44,437,006
Reinvestment of distributions	12,953,540	14,914,786
Cost of shares redeemed	(67,634,796)	(59,920,439)
Net increase (decrease) in net assets resulting from share transactions	5,952,016	(568,647)
Redemption fees	1,969	906
Total increase (decrease) in net assets	2,522,199	(2,971,164)

Net Assets
Beginning of period	421,877,989	424,849,153
End of period (including undistributed net investment income of $12,104 and undistributed net investment income of $175,678, respectively)	$ 424,400,188	$ 421,877,989
Other Information Shares
Sold	5,290,193	3,827,254
Issued in reinvestment of distributions	1,129,372	1,285,302
Redeemed	(5,911,725)	(5,176,446)
Net increase (decrease)	507,840	(63,890)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03
Income from Investment Operations
Net investment income B	.444	.459	.476	.496	.507
Net realized and unrealized gain (loss)	(.040)	.050	(.135)	.026	.166
Total from investment operations	.404	.509	.341	.522	.673
Distributions from net investment income	(.444)	(.459)	(.476)	(.497)	(.508)
Distributions from net realized gain	(.050)	(.110)	(.185)	(.145)	(.095)
Total distributions	(.494)	(.569)	(.661)	(.642)	(.603)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.51	$ 11.60	$ 11.66	$ 11.98	$ 12.10
Total Return A	3.59%	4.47%	2.90%	4.44%	5.72%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.45%	.45%	.47%	.49%	.50%
Net investment income	3.88%	3.96%	4.00%	4.13%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,400	$ 421,878	$ 424,849	$ 423,597	$ 431,039
Portfolio turnover rate	22%	19%	23%	26%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/07	% of fund's investments 6/30/07	% of fund's investments 12/31/06
0 - 30	82.9	83.9	85.7
31 - 90	4.7	4.8	2.3
91 - 180	5.2	3.7	2.7
181 - 397	7.2	7.6	9.3
Weighted Average Maturity
	12/31/07	6/30/07	12/31/06
Fidelity Ohio Municipal Money Market Fund	36 Days	35 Days	38 Days
Ohio Tax-Free Money Market Average *	37 Days	36 Days	39 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
Variable Rate Demand Notes (VRDNs) 82.0%	Variable Rate Demand Notes (VRDNs) 81.1%
Commercial Paper (including CP Mode) 0.6%	Commercial Paper (including CP Mode) 1.0%
Tender Bonds 1.3%	Tender Bonds 0.8%
Municipal Notes 13.3%	Municipal Notes 13.5%
Other Investments 3.4%	Other Investments 0.2%
Net Other Assets** (0.6)%	Net Other Assets 3.4%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	12/31/07	10/1/07	7/2/07	4/2/07	1/1/07
Fidelity Ohio Municipal Money Market Fund	2.94%	3.31%	3.25%	3.29%	3.41%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 100.6%
	Principal Amount	Value
Ohio - 100.5%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.79%, tender 2/15/08 (b)	$ 7,631,000	$ 7,631,000
Avon Local School District BAN (School Construction Proj.) 4.125% 1/11/08	1,510,000	1,510,197
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.47%, LOC Nat'l. City Bank Cleveland, VRDN (b)	12,640,000	12,640,000
Buckeye Tobacco Settlement Fing. Auth. Participating VRDN:
Series MS 2142, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	13,000,000	13,000,000
Series MS 2251, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	11,500,000	11,500,000
Butler County Gen. Oblig. BAN:
4.05% 9/7/08	3,650,000	3,661,800
4.25% 8/7/08	4,135,000	4,147,149
Butler County Hosp. Facilities Rev. Participating VRDN Series ROC II R 11006, 3.55% (Liquidity Facility Citibank NA) (b)(d)	6,665,000	6,665,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.6%, LOC Nat'l. City Bank Cleveland, VRDN (b)	2,730,000	2,730,000
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN:
Series PT 02 1587, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,385,000	6,385,000
Series PT 1615, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,535,000	5,535,000
Cincinnati Wtr. Sys. Rev. Participating VRDN:
Series Putters 2345, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,595,000	1,595,000
Series ROC II R 7528, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,600,000	2,600,000
Clark County Gen. Oblig. BAN 4% 5/8/08	1,000,000	1,000,941
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 3.55%, LOC KeyBank NA, VRDN (b)(c)	1,235,000	1,235,000
Cleveland Wtrwks. Rev. Participating VRDN Series ROC II R 9191, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,700,000	3,700,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/18/08	2,180,000	2,190,384
Columbus City School District:
Participating VRDN:
Series 1488, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,330,000	3,330,000
Series Putters 2336, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,375,000	5,375,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District: - continued
BAN 3.75% 12/11/08	$ 4,000,000	$ 4,021,913
Columbus Gen. Oblig.:
Bonds 5.25% 1/1/08	1,000,000	1,000,000
Participating VRDN Series Putters 162, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130,000	5,130,000
Columbus Reg'l. Arpt. Auth. Rev. Participating VRDN Series Putters 2353, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,705,000	11,705,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 3.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,870,000	4,870,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 3.54%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	3,350,000	3,350,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.48%, LOC KeyBank NA, VRDN (b)	4,255,000	4,255,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,880,000	12,880,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(c)	915,000	915,000
(Pubco Corp. Proj.) Series 2001, 3.54%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,970,000	1,970,000
(The Great Lakes Brewing Co. Proj.) 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	7,600,000	7,600,000
Cuyahoga County Rev. Bonds (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2004 B2, 3.15% tender 3/5/08, CP mode	7,000,000	7,000,000
Cuyahoga Falls Gen. Oblig. BAN 3.75% 12/11/08	8,000,000	8,030,625
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.5%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,755,000	6,755,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.64% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2007 B, 3.64% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2007 C, 3.64% (Deutsche Post AG Guaranteed), VRDN (b)(c)	24,000,000	24,000,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,425,000	3,425,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Delaware Gen. Oblig. BAN:
3.75% 12/11/08	$ 15,000,000	$ 15,065,683
4% 5/8/08	9,900,000	9,911,006
Dublin City School District BAN 4% 10/16/08	2,627,623	2,638,803
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 3.35%, LOC Fannie Mae, VRDN (b)(c)	4,350,000	4,350,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 3.68%, LOC KeyBank NA, VRDN (b)	11,500,000	11,500,000
Series 2007B, 3.68%, LOC KeyBank NA, VRDN (b)	31,700,000	31,700,000
Grove City Gen. Oblig. BAN 4% 3/14/08	9,530,240	9,537,750
Hamilton City School District Participating VRDN Series Putters 1766, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,245,000	4,245,000
Hamilton County Health Care Facilities Rev. 3.45%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,855,000	3,855,000
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 2007 N, 3.42%, LOC JPMorgan Chase Bank, VRDN (b)	6,000,000	6,000,000
Series M, 3.43%, LOC JPMorgan Chase Bank, VRDN (b)	4,000,000	4,000,000
Hamilton County Sales Tax Rev. Participating VRDN:
Series ROC II R 7062, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,995,000	4,995,000
Series ROC II R 8075, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,485,000	3,485,000
Hamilton Gen. Oblig. BAN 4% 9/11/08	12,960,000	12,981,674
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,870,000	7,870,000
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,260,000	2,260,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	660,000	660,000
(Norshar Co. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,610,000	2,610,000
Lebanon Gen. Oblig. BAN 4.25% 5/30/08	5,270,000	5,281,890
Lorain County Gen. Oblig. BAN 4.5% 8/15/08	2,200,000	2,210,249
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.55%, LOC KeyBank NA, VRDN (b)(c)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 4.125% 6/5/08	7,670,000	7,684,030
Mason Gen. Oblig. BAN 4.25% 3/13/08	2,600,000	2,602,959
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 1,230,000	$ 1,230,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,030,000	14,030,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	2,415,000	2,415,000
(Kettering Affiliated Proj.) 3.47%, LOC JPMorgan Chase Bank, VRDN (b)	9,000,000	9,000,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Putters 1887, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,160,000	11,160,000
Ohio Air Quality Participating VRDN Series LB 06 47, 3.69% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	9,990,000	9,990,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series MS 1219, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	3,500,000	3,500,000
Series PA 1415 R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,200,000	6,200,000
(AK Steel Corp. Proj.) Series A, 3.55%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.75%, VRDN (b)	7,800,000	7,800,000
3.85%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
(FirstEnergy Corp. Proj.) Series A, 3.52%, LOC Wachovia Bank NA, VRDN (b)(c)	8,100,000	8,100,000
Series A, 3.43%, LOC Barclays Bank PLC, VRDN (b)(c)	8,000,000	8,000,000
Ohio Bldg. Auth.:
Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/08 (FSA Insured)	3,000,000	3,042,492
(Adult Correctional Bldg. Fund Prog.) Series A, 4.9% 10/1/08	4,370,000	4,416,155
Participating VRDN:
Series Putters 790, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,320,000	5,320,000
Series Putters 793, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,055,000	2,055,000
Ohio Consolidated Pub. Impt. Participating VRDN Series EC 1139, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,790,000	11,790,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.:
Bonds:
(Higher Ed. Cap. Facilities Proj.) Series A, 5.125% 2/1/08	$ 4,710,000	$ 4,715,635
(Hwy. Cap. Impts. Buckeye Savers Prog.) Series K, 4% 5/1/08	1,450,000	1,451,538
Series A:
5% 6/1/08	5,500,000	5,533,184
5% 8/1/08	4,750,000	4,790,374
Series G, 5% 5/1/08	5,000,000	5,025,958
Participating VRDN:
Series EC 1073, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,440,000	1,440,000
Series EC 1074, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,200,000	3,200,000
Series PT 1831, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,330,000	5,330,000
Series Putters 1295, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,625,000	4,625,000
Series Putters 1394, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,135,000	5,135,000
Series Putters 2127, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,675,000	5,675,000
Series ROC II R 9144, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,500,000	4,500,000
Ohio Higher Ed. Participating VRDN Series ROC II R 11009, 3.5% (Liquidity Facility Citibank NA) (b)(d)	7,875,000	7,875,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series ROC II R 12113, 3.55% (Liquidity Facility Citigroup, Inc.) (b)(d)	25,020,000	25,020,000
Series UBS 07 1033, 3.5% (Liquidity Facility Bank of New York, New York) (b)(d)	9,100,000	9,100,000
(Ashland Univ. Proj.) 3.47%, LOC KeyBank NA, VRDN (b)	16,410,000	16,410,000
(Pooled Fing. Prog.):
Series 1996, 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,200,000	1,200,000
Series 1997, 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,290,000	5,290,000
Series 1998, 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,130,000	7,130,000
Series 1999, 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,530,000	7,530,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Northwestern Ohio Proj.) 3.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	$ 9,750,000	$ 9,750,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 3.54% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	6,140,000	6,140,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 06 A2, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York) (b)(c)(d)(e)	8,260,000	8,260,000
Participating VRDN:
Series BA 01 I, 3.52% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,600,000	2,600,000
Series BA 98 B, 3.52% (Liquidity Facility Bank of America NA) (b)(c)(d)	11,795,000	11,795,000
Series BA 98 Q, 3.57% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,120,000	4,120,000
Series LB 03 L46J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,995,000	3,995,000
Series Merlots 00 A1, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,460,000	2,460,000
Series Merlots 01 A78, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,255,000	1,255,000
Series Merlots 02 A34, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	990,000	990,000
Series Merlots 05 A16, 3.55% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,400,000	4,400,000
Series Merlots 07 C89, 3.55% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	6,840,000	6,840,000
Series PT 228, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,745,000	2,745,000
Series PT 582, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	7,025,000	7,025,000
Series Putters 1334, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	9,820,000	9,820,000
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 3.57% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	2,000,000	2,000,000
Series 2005 B2, 3.39% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	6,630,000	6,630,000
Series B, 3.53% (Liquidity Facility Citibank NA), VRDN (b)(c)	22,000,000	22,000,000
Series B, 3.54% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series F, 3.53% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	$ 4,000,000	$ 4,000,000
Series H, 3.53% (Liquidity Facility KBC Bank NV), VRDN (a)(b)(c)	27,630,000	27,624,733
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.5%, LOC Charter One Bank NA, VRDN (b)(c)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 3.64%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	465,000	465,000
Series C, 3.64%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
Series D, 3.64%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
(Pine Crossing Apts. Proj.) 3.52%, LOC LaSalle Bank NA, VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.52%, LOC Fannie Mae, VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.52%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	8,700,000	8,700,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Bonds Series L, 3.6% 3/1/08 (c)	2,400,000	2,400,044
Participating VRDN:
Series Putters 1549, 3.54% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,530,000	7,530,000
Series Putters PA 1422R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,500,000	9,500,000
Series 06N, 3.39% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	5,780,000	5,780,000
Series 2006 I, 3.53% (Liquidity Facility Citibank NA), VRDN (b)(c)	4,000,000	4,000,000
Series 2006 J, 3.53% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)(c)	12,000,000	12,000,000
Series 2007 J, 3.57% (Liquidity Facility KBC Bank NV), VRDN (b)(c)	9,100,000	9,100,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 3.85%, VRDN (b)(c)	21,100,000	21,100,000
Series 1999, 3.85% (BP PLC Guaranteed), VRDN (b)(c)	1,100,000	1,100,000
Series 2000, 3.85% (BP PLC Guaranteed), VRDN (b)(c)	9,475,000	9,475,000
3.85% (BP PLC Guaranteed), VRDN (b)(c)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Solid Waste Rev.: - continued
(BP Products NA, Inc. Proj.):
Series B, 3.85% (BP PLC Guaranteed), VRDN (b)(c)	$ 6,800,000	$ 6,800,000
3.85% (BP PLC Guaranteed), VRDN (b)(c)	3,950,000	3,950,000
(Republic Svcs., Inc. Proj.) 3.72%, VRDN (b)(c)	7,700,000	7,700,000
Ohio Tpk. Cmnty. Tpk. Rev. Participating VRDN Series BS 00 104, 3.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,210,000	1,210,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN:
Series EC 1140, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,395,000	5,395,000
Series EC 1153, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,795,000	6,795,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.35%, LOC Bank of America NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,520,000	4,520,000
(FirstEnergy Corp. Proj.):
Series A, 3.43%, LOC Barclays Bank PLC, VRDN (a)(b)(c)	37,500,000	37,499,999
3.38%, LOC Wachovia Bank NA, VRDN (b)(c)	11,200,000	11,200,000
Series A, 3.47%, LOC Barclays Bank PLC, VRDN (b)(c)	11,600,000	11,600,000
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4% 11/6/08	1,165,000	1,169,286
4% 11/6/08	2,753,000	2,763,129
Pickerington Gen. Oblig. BAN 4.375% 3/5/08	8,632,500	8,647,785
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,610,000	1,610,000
Powell Gen. Oblig. BAN 4.5% 4/24/08	3,400,000	3,408,785
Richland County Gen. Oblig. BAN Series C, 4.5% 7/30/08	4,000,000	4,016,024
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 3.52%, LOC KeyBank NA, VRDN (b)	4,330,000	4,330,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,095,000	2,095,000
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 3.67% (CIFG North America Insured), VRDN (b)	32,355,000	32,355,000
Shaker Heights Gen. Oblig. Bonds 3.75% 10/31/08	6,845,000	6,860,351
St. Marys City School District BAN 3.75% 6/10/08	3,660,000	3,670,614
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.55%, LOC KeyBank NA, VRDN (b)(c)	1,740,000	1,740,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.48%, LOC KeyBank NA, VRDN (b)	$ 4,430,000	$ 4,430,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,875,000	1,875,000
3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,200,000	1,200,000
(Kaiser Dev. Proj.) 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	540,000	540,000
(Keltec, Inc. Proj.) Series 1987, 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	40,000	40,000
(Mannix Co. Proj.) Series 1987, 3.85%, LOC JPMorgan Chase Bank, VRDN (b)(c)	220,000	220,000
(Sigma Properties Proj.) Series 2000 B, 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,400,000	1,400,000
(Triumph Hldgs. Proj.) 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,055,000	1,055,000
Sylvania Gen. Oblig. BAN 4% 4/17/08	4,500,000	4,504,697
Toledo City School District Participating VRDN Series Putters 655, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,695,000	1,695,000
Toledo Gen. Oblig. BAN 3.8% 5/29/08	10,770,000	10,782,867
Trumbull County BAN 4% 3/27/08	7,300,000	7,304,916
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,820,000	2,820,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,800,000	6,800,000
Univ. of Akron Gen. Receipts 3.48% (FGIC Insured), VRDN (b)	16,040,000	16,040,000
Univ. of Cincinnati Gen. Receipts BAN 4.5% 1/24/08	10,000,000	10,004,600
Univ. of Toledo Gen. Receipts 3.78% (FGIC Insured), VRDN (b)	11,300,000	11,300,000
Upper Arlington BAN 4.25% 1/7/08	3,972,000	3,972,377
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.48%, LOC Nat'l. City Bank Cleveland, VRDN (b)	4,385,000	4,385,000
West Chester Township Gen. Oblig. BAN 4.125% 4/2/08	5,000,000	5,006,248
West Clermont Local School District BAN 4% 8/5/08	6,000,000	6,029,571
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,765,000	1,765,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Wood County Indl. Dev. Rev.: - continued
(Dowa THT America, Inc. Proj.) Series 1999, 3.5%, LOC Comerica Bank, Detroit, VRDN (b)(c)	$ 3,585,000	$ 3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 3.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,000,000	4,000,000
		1,223,879,415
Puerto Rico - 0.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	918,000	918,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,224,797,415)		1,224,797,415
NET OTHER ASSETS - (0.6)%		(7,545,630)
NET ASSETS - 100%		$ 1,217,251,785
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,260,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 06 A2, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York)	9/4/07	$ 8,260,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 79,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,224,797,415)		$ 1,224,797,415
Cash		18,553,668
Receivable for fund shares sold		16,220,339
Interest receivable		9,103,068
Distributions receivable from Fidelity Central Funds		31,117
Prepaid expenses		3,404
Other receivables		286,187
Total assets		1,268,995,198

Liabilities
Payable for investments purchased Regular delivery	$ 15,001
Delayed delivery	34,875,410
Payable for fund shares redeemed	16,003,304
Distributions payable	20,887
Accrued management fee	367,261
Other affiliated payables	412,486
Other payables and accrued expenses	49,064
Total liabilities		51,743,413

Net Assets		$ 1,217,251,785
Net Assets consist of:
Paid in capital		$ 1,217,099,070
Undistributed net investment income		84,365
Accumulated undistributed net realized gain (loss) on investments		68,350
Net Assets, for 1,217,086,815 shares outstanding		$ 1,217,251,785
Net Asset Value, offering price and redemption price per share ($1,217,251,785 ÷ 1,217,086,815 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest		$ 37,502,012
Income from Fidelity Central Funds		79,997
Total income		37,582,009

Expenses
Management fee	$ 3,842,438
Transfer agent fees	1,426,940
Accounting fees and expenses	120,881
Custodian fees and expenses	16,438
Independent trustees' compensation	3,578
Registration fees	28,547
Audit	44,667
Legal	7,278
Miscellaneous	5,579
Total expenses before reductions	5,496,346
Expense reductions	(1,177,104)	4,319,242
Net investment income		33,262,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,117
Capital gain distributions from Fidelity Central Funds	233
Total net realized gain (loss)		68,350
Net increase in net assets resulting from operations		$ 33,331,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,262,767	$ 25,274,135
Net realized gain (loss)	68,350	17,473
Net increase in net assets resulting from operations	33,331,117	25,291,608
Distributions to shareholders from net investment income	(33,265,909)	(25,274,018)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,050,431,976	2,254,001,151
Reinvestment of distributions	32,818,742	25,013,218
Cost of shares redeemed	(2,822,514,413)	(2,124,486,464)
Net increase (decrease) in net assets and shares resulting from share transactions	260,736,305	154,527,905
Total increase (decrease) in net assets	260,801,513	154,545,495

Net Assets
Beginning of period	956,450,272	801,904,777
End of period (including undistributed net investment income of $84,365 and undistributed net investment income of $81,157, respectively)	$ 1,217,251,785	$ 956,450,272

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.030	.020	.008	.006
Distributions from net investment income	(.032)	(.030)	(.020)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.22%	3.01%	1.99%	.76%	.64%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.54%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.52%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.41%	.40%	.43%	.53%	.53%
Net investment income	3.17%	2.98%	1.98%	.77%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,217,252	$ 956,450	$ 801,905	$ 770,058	$ 687,760

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For the Income Fund, certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures and options transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 410,895,191	$ 9,649,182	$ (1,401,771)	$ 8,247,411
Fidelity Ohio Municipal Money Market Fund	1,224,797,415	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Ohio Municipal Income Fund	$ 7,408	$ 271,812
Fidelity Ohio Municipal Money Market Fund	85,116	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 16,287,205	$ 362,829	$ 1,459,216	$ 18,109,250
Fidelity Ohio Municipal Money Market Fund	33,265,909	-	-	33,265,909
December 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 16,558,868	$ -	$ 3,971,411	$ 20,530,279
Fidelity Ohio Municipal Money Market Fund	25,274,018	-	-	25,274,018

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $96,483,358 and $92,532,696, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds' pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Annual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 888

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Ohio Municipal Income Fund	$ 6,298	$ 145,084	$ 11,929
Fidelity Ohio Municipal Money Market Fund	16,438	1,150,250	10,416

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Trustee of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Ohio Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Ohio Municipal Money Market and Ohio Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present), and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Ohio Municipal Income Fund	02/11/08	02/08/08	-	$0.008

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$1,277,919
Fidelity Ohio Municipal Money Market Fund	$64,729

During fiscal year ended 2007, 100% of each fund's income dividends were free from federal income tax, and 3.73% and 45.66% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-UANN-0208
1.787739.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Fidelity® Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,036.50	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.54
HypotheticalA	$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	.49%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity PA Municipal Income Fund	3.94%	4.01%	4.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight-to-quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Fidelity Pennsylvania Municipal Income Fund gained 3.94%, while the Lehman Brothers Pennsylvania Enhanced Municipal Bond Index rose 3.95%. Compared with the index, my focus on higher-quality bonds helped bolster returns, with most of the benefit coming in the second half of the period when investors gravitated toward higher-quality securities. Advantageous yield-curve positioning - which refers to my decision to overweight intermediate-maturity bonds and underweight longer-term bonds relative to the index - was another factor aiding the fund's returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. My larger-than-index stake in bonds that were prerefunded, which affords them the highest credit quality available, also worked to our advantage. In contrast, my stake in insured Puerto Rico bonds - which are free from state and federal taxes - proved detrimental. They faltered in response to worries over the U.S. territory's deteriorating credit and concerns about muni bond insurers, some of which insure Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.6	30.8
Escrowed/Pre-Refunded	14.7	14.6
Transportation	12.3	13.0
Education	11.3	12.7
Health Care	10.1	11.7
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	5.7	5.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	5.9	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 79.0%	AAA 73.9%
AA,A 14.5%	AA,A 24.1%
BBB 5.2%	BBB 3.8%
BB and Below 0.6%	BB and Below 1.9%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets * (3.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 333,502
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,506,624
5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,095,630
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,239,100
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	738,360
		6,579,714
Pennsylvania - 96.1%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,818,578
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,673,192
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,106,980
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,201,030
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,263,910
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,744,319
5.25% 3/1/32	2,000,000	2,065,380
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	95,000	101,545
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,016,180
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,612,012
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4.05% 5/1/08	1,425,000	1,423,076
5% 5/1/09	1,475,000	1,484,101
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/09	1,750,000	1,750,823
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	2,996,760
Allegheny County Sanitation Auth. Swr. Rev.:
Series A, 5% 12/1/30 (MBIA Insured)	3,725,000	3,850,123
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.: - continued
0% 12/1/12 (Escrowed to Maturity) (c)	$ 2,260,000	$ 1,907,011
5.5% 12/1/30 (MBIA Insured)	305,000	325,087
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,688,025
6% 3/1/31 (FSA Insured)	1,975,000	2,214,726
Bristol Borough School District 5.25% 3/1/31 (Pre-Refunded to 9/1/15 @ 100) (c)	5,495,000	6,143,685
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,947,904
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,503,757
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,729,200
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,359,750
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,132,160
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,128,120
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,816,108
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,471,489
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,386,000
6% 11/15/30	3,620,000	3,924,008
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	869,913
5% 12/15/10	905,000	910,638
Series B, 5% 12/15/08	800,000	802,912
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,608,875
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,309,016
East Stroudsburg Area School District:
Series A, 7.5% 9/1/22 (FGIC Insured)	1,000,000	1,284,540
7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,594,690
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	$ 2,700,000	$ 3,355,533
7.75% 4/1/25 (FSA Insured)	875,000	1,091,510
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,783,660
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,199,539
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,369,647
5% 3/15/23 (FSA Insured)	1,765,000	1,880,025
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	757,163
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	659,777
Lancaster County Hosp. Auth. Rev. 5% 11/1/20	1,065,000	1,098,665
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	2,000,680
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,421,269
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,502,202
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,153,920
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,011,930
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,313,052
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,138,830
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	913,510
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,525,000	1,671,553
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,918,003
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,441,306
6.375% 11/1/41 (b)	1,300,000	1,358,149
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	$ 3,500,000	$ 3,507,805
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,682,200
5.25% 2/1/14	125,000	133,580
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,334,816
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,564,600
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,114,490
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,223,650
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,041,520
5.25% 8/1/11 (FSA Insured)	1,000,000	1,040,260
Series 2001 A:
6% 1/15/22	400,000	424,632
6% 1/15/31	1,000,000	1,058,940
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	525,165
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 54A, 5.375% 10/1/28 (b)	20,000	20,057
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,170,331
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,476,526
Pennsylvania State Univ.:
Series 2007 B, 5.25% 8/15/21	3,095,000	3,487,539
Series B:
5.25% 8/15/17	1,150,000	1,291,071
5.25% 8/15/18	1,360,000	1,525,811
5% 9/1/29	1,550,000	1,622,137
5% 9/1/35	4,485,000	4,655,161
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A:
5% 12/1/25 (AMBAC Insured)	7,345,000	7,736,121
5% 12/1/26 (AMBAC Insured)	3,500,000	3,676,260
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,164,540
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	$ 3,770,000	$ 3,871,111
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (FGIC Insured)	1,500,000	1,601,550
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,514,420
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,800,000	2,884,476
Series 17, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,906,226
Series 18:
5.25% 8/1/17	1,500,000	1,615,500
5.25% 8/1/19	1,000,000	1,072,210
5.25% 8/1/20	1,000,000	1,071,610
Series A1:
5.25% 9/1/17	3,665,000	3,961,425
5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	3,340,000	3,595,911
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	3,000,000	3,102,690
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,595,942
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,015,730
5.5% 5/15/08	1,000,000	1,008,700
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,700,013
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	896,400
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,140,320
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,026,930
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (c)	1,565,000	1,698,964
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	1,978,470
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,081,046
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,285,658
5.5% 6/1/17 (FSA Insured)	2,125,000	2,399,465
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	$ 400,000	$ 408,388
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	720,000	776,153
5% 7/1/35 (FSA Insured)	4,130,000	4,273,352
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,204,990
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,313,369
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,739,266
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,647,381
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,226,140
5.25% 9/1/16 (FSA Insured)	3,000,000	3,351,090
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,216,695
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,444,930
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	847,552
5.375% 4/1/17 (FSA Insured)	830,000	885,743
5.375% 4/1/18 (FSA Insured)	875,000	932,706
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,998,725
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,982,812
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,242,511
0% 8/1/16 (Escrowed to Maturity) (c)	2,955,000	2,132,594
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,728,755
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,982,050
0% 8/15/20 (FGIC Insured)	2,500,000	1,413,850
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,714,800
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,125,843
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	$ 3,235,000	$ 2,707,436
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,096,380
		303,101,036
Puerto Rico - 1.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,065,660
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	535,630
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,542,825
		3,144,115
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $304,977,670)	313,158,367
NET OTHER ASSETS - 0.7%	2,304,475
NET ASSETS - 100%	$ 315,462,842
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.6%
Escrowed/Pre-Refunded	14.7%
Transportation	12.3%
Education	11.3%
Health Care	10.1%
Water & Sewer	9.4%
Electric Utilities	9.1%
Others* (individually less than 5%)	2.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $304,977,670)		$ 313,158,367
Cash		211,159
Receivable for fund shares sold		616,885
Interest receivable		4,108,150
Prepaid expenses		960
Other receivables		33,833
Total assets		318,129,354

Liabilities
Payable for fund shares redeemed	$ 2,038,137
Distributions payable	403,816
Accrued management fee	96,040
Other affiliated payables	81,729
Other payables and accrued expenses	46,790
Total liabilities		2,666,512

Net Assets		$ 315,462,842
Net Assets consist of:
Paid in capital		$ 307,385,888
Undistributed net investment income		47,896
Accumulated undistributed net realized gain (loss) on investments		(151,639)
Net unrealized appreciation (depreciation) on investments		8,180,697
Net Assets, for 29,405,601 shares outstanding		$ 315,462,842
Net Asset Value, offering price and redemption price per share ($315,462,842 ÷ 29,405,601 shares)		$ 10.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007
Investment Income
Interest		$ 13,418,746

Expenses
Management fee	$ 1,121,391
Transfer agent fees	236,698
Accounting fees and expenses	79,331
Custodian fees and expenses	4,505
Independent trustees' compensation	1,080
Registration fees	17,262
Audit	53,341
Legal	2,730
Miscellaneous	2,717
Total expenses before reductions	1,519,055
Expense reductions	(114,037)	1,405,018
Net investment income		12,013,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,229,199
Futures contracts	(155,020)
Total net realized gain (loss)		1,074,179
Change in net unrealized appreciation (depreciation) on investment securities		(1,361,473)
Net gain (loss)		(287,294)
Net increase (decrease) in net assets resulting from operations		$ 11,726,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,013,728	$ 12,342,025
Net realized gain (loss)	1,074,179	1,278,730
Change in net unrealized appreciation (depreciation)	(1,361,473)	(1,344,663)
Net increase (decrease) in net assets resulting from operations	11,726,434	12,276,092
Distributions to shareholders from net investment income	(12,001,160)	(12,336,853)
Distributions to shareholders from net realized gain	(1,298,961)	(310,486)
Total distributions	(13,300,121)	(12,647,339)
Share transactions Proceeds from sales of shares	60,277,345	37,832,845
Reinvestment of distributions	9,041,059	8,726,545
Cost of shares redeemed	(57,957,753)	(47,247,313)
Net increase (decrease) in net assets resulting from share transactions	11,360,651	(687,923)
Redemption fees	2,924	142
Total increase (decrease) in net assets	9,789,888	(1,059,028)

Net Assets
Beginning of period	305,672,954	306,731,982
End of period (including undistributed net investment income of $47,896 and undistributed net investment income of $16,649, respectively)	$ 315,462,842	$ 305,672,954
Other Information Shares
Sold	5,643,658	3,522,178
Issued in reinvestment of distributions	845,339	811,737
Redeemed	(5,426,350)	(4,399,396)
Net increase (decrease)	1,062,647	(65,481)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07
Income from Investment Operations
Net investment income B	.419	.433	.440	.454	.463
Net realized and unrealized gain (loss)	(.005)	(.009)	(.148)	.006	.091
Total from investment operations	.414	.424	.292	.460	.554
Distributions from net investment income	(.419)	(.433)	(.439)	(.452)	(.462)
Distributions from net realized gain	(.045)	(.011)	(.073)	(.048)	(.102)
Total distributions	(.464)	(.444)	(.512)	(.500)	(.564)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.78	$ 10.80	$ 11.02	$ 11.06
Total Return A	3.94%	4.02%	2.70%	4.28%	5.11%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.46%	.42%	.45%	.49%	.50%
Net investment income	3.92%	4.03%	4.02%	4.14%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,463	$ 305,673	$ 306,732	$ 297,621	$ 292,019
Portfolio turnover rate	19%	19%	26%	14%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/07	% of fund's investments 6/30/07	% of fund's investments 12/31/06
0 - 30	85.5	93.7	93.0
31 - 90	1.5	0.4	1.0
91 - 180	6.5	0.8	2.6
181 - 397	6.5	5.1	3.4
Weighted Average Maturity
	12/31/07	6/30/07	12/31/06
Fidelity Pennsylvania Municipal Money Market Fund	31 Days	25 Days	19 Days
Pennsylvania Tax-Free Money Market Funds Average *	23 Days	26 Days	25 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
Variable Rate Demand Notes (VRDNs) 84.3%	Variable Rate Demand Notes (VRDNs) 89.7%
Commercial Paper (including CP Mode) 2.3%	Commercial Paper (including CP Mode) 0.4%
Tender Bonds 3.8%	Tender Bonds 2.2%
Municipal Notes 4.8%	Municipal Notes 2.3%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 1.0%
Other Investments 3.5%	Other Investments 2.3%
Net Other Assets 1.3%	Net Other Assets 2.1%

Current and Historical Seven-Day Yields

	12/31/07	10/1/07	7/2/07	4/2/07	1/1/07
Fidelity Pennsylvania Municipal Money Market Fund	2.96%	3.36%	3.29%	3.23%	3.45%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount	Value
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.47%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 5,300,000	$ 5,300,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series Clipper 06 13, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	10,050,000	10,050,000
Series MT 508, 3.54% (Liquidity Facility DEPFA BANK PLC) (b)(c)(e)	8,300,000	8,300,000
Series MT 518, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	8,560,000	8,560,000
Series PT 3891, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	5,500,000	5,500,000
Series PT 3965, 3.54% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(e)	3,990,000	3,990,000
Series Putters 3743, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(e)	3,185,000	3,185,000
Allegheny County Arpt. Rev. Participating VRDN:
Series PA 567, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	1,510,000	1,510,000
Series PT 4209, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	3,405,000	3,405,000
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,350,000	3,350,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (b)	6,200,000	6,200,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	1,300,000	1,300,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 3.8%, tender 7/1/08, LOC PNC Bank NA, Pittsburgh (b)	2,375,000	2,375,000
(Doren, Inc. Proj.) Series 1997 C, 3.64%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,000,000	1,000,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,865,000	1,865,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series MS 60 2147, 3.53% (Liquidity Facility Morgan Stanley) (b)(e)	6,300,000	6,300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.21%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 3,200,000	$ 3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.55%, LOC Wachovia Bank NA, VRDN (b)(c)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(c)	1,960,000	1,960,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	3,215,000	3,215,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.5%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	11,725,000	11,725,000
Series 1998 A2, 3.58%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.48% (FGIC Insured), VRDN (b)	3,725,000	3,725,000
Chester County Inter Unit 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,630,000	1,630,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.54%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	5,900,000	5,900,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 3.63%, VRDN (b)	6,700,000	6,700,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 3.75% (BP PLC Guaranteed), VRDN (b)	2,200,000	2,200,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 3.49% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	8,450,000	8,450,000
East Stroudsburg Area School District Participating VRDN Series MS 06 2184, 3.5% (Liquidity Facility Morgan Stanley) (b)(e)	1,920,000	1,920,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 3.5% (Liquidity Facility Citibank NA) (b)(e)	3,430,000	3,430,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.47%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,475,000	4,475,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 3.72%, LOC BNP Paribas SA, VRDN (b)(c)	6,175,000	6,175,000
Lackawanna County Gen. Oblig. Participating VRDN Series MS 06 2183, 3.5% (Liquidity Facility Morgan Stanley) (b)(e)	4,230,000	4,230,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 3.42% (MBIA Insured), VRDN (b)	1,210,000	1,210,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 3.47%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 7,000,000	$ 7,000,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 3.55%, LOC Wachovia Bank NA, VRDN (b)(c)	800,000	800,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.57%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,905,000	1,905,000
Series C, 3.57%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,000,000	1,000,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 3.2% tender 4/3/08, LOC BNP Paribas SA, CP mode	9,100,000	9,100,000
North Pennsylvania Wtr. Auth. Wtr. Rev. 3.48% (FGIC Insured), VRDN (b)	6,000,000	6,000,000
Northampton County Gen. Purp. College Rev. RAN 3.35% 12/1/08	6,300,000	6,300,000
Northampton County Indl. Dev. Auth. Rev. (Binney & Smith, Inc. Proj.) Series 1997 A, 3.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,922,000	2,922,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (b)(c)	6,900,000	6,900,000
(Amtrak Proj.) Series B, 3.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	22,910,000	22,910,000
(FirstEnergy Corp. Proj.) Series A, 3.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	13,000,000	13,000,000
(Shippingport Proj.) Series A, 3.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,100,000	6,100,000
(York Wtr. Co. Proj.) Series B, 3.47% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	10,275,000	10,275,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 3.15% 4/4/08, CP	7,000,000	7,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 3.48%, LOC Citizens Bank of Pennsylvania, VRDN (b)(c)	6,000,000	6,000,000
(Solar Innovations, Inc. Proj.) 3.52%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	7,000,000	7,000,000
(Westrum Hanover, LP Proj.) 3.48%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 3.48%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	11,535,000	11,535,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1999 C4, 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	$ 600,000	$ 600,000
Series 2002 B6, 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	700,000	700,000
Series 2004 D2, 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,800,000	1,800,000
Series 2004 D6, 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,300,000	2,300,000
Series B5, 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 3.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,700,000	6,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.15%, VRDN (b)(c)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.385%, VRDN (b)(c)	1,600,000	1,600,000
Series B, 3.6% (Sunoco, Inc. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Pennsylvania Gen. Oblig.:
Bonds:
Second Series, 5.25% 10/15/08	2,300,000	2,334,469
Series ROC II R 11056, 3.05%, tender 3/18/08 (Liquidity Facility Citibank NA) (b)(e)(f)	3,700,000	3,700,000
Participating VRDN:
Series EC 1166, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,200,000	6,200,000
Series Floaters 2223, 3.5% (Liquidity Facility Morgan Stanley) (b)(e)	5,400,000	5,400,000
Series Floaters 2235, 3.5% (Liquidity Facility Morgan Stanley) (b)(e)	7,100,000	7,100,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.45% (AMBAC Insured), VRDN (b)(c)	17,500,000	17,500,000
Series 1988 B, 3.45% (AMBAC Insured), VRDN (b)(c)	15,420,000	15,420,000
Series 1988 C, 3.45% (AMBAC Insured), VRDN (a)(b)(c)	52,550,000	52,549,999
Series 1988 E, 3.45% (AMBAC Insured), VRDN (b)(c)	10,100,000	10,100,000
3.45% (AMBAC Insured), VRDN (b)(c)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds (Trustees of the Univ. of Pennsylvania Proj.) 5.5% 7/15/38 (Pre-Refunded to 7/15/08 @ 100) (d)	1,175,000	1,186,605
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	$ 8,590,000	$ 8,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Point Park College Proj.) 3.38%, tender 11/1/08, LOC PNC Bank NA, Pittsburgh (b)	1,000,000	1,000,000
Series Z, 5% 6/15/08 (MBIA Insured)	3,915,000	3,944,295
Participating VRDN Series MS 00 1412, 3.5% (Liquidity Facility Morgan Stanley) (b)(e)	4,600,000	4,600,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	2,500,000	2,500,000
Series LB 06 P35, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	1,715,000	1,715,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series Merlots 07 C50, 3.75%, tender 2/20/08 (Liquidity Facility Bank of New York, New York) (b)(c)(e)(f)	7,055,000	7,055,000
Participating VRDN:
Series BA 07 1008, 3.51% (Liquidity Facility Bank of America NA) (b)(c)(e)	7,500,000	7,500,000
Series Merlots 06 B15, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	4,215,000	4,215,000
Series MS 06 2158, 3.55% (Liquidity Facility Morgan Stanley) (b)(c)(e)	1,500,000	1,500,000
Series MT 474, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	7,040,000	7,040,000
Series PT 890, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	270,000	270,000
Series Putters 1213 B, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	1,605,000	1,605,000
Series Putters 152, 3.54% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	6,120,000	6,120,000
Series Putters 2138, 3.54% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	6,600,000	6,600,000
Series ROC II R 10209, 3.58% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	4,590,000	4,590,000
Series UBS 07 1041Z, 3.53% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	7,000,000	7,000,000
Series 2004 82B, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(c)	18,685,000	18,685,000
Series 2007 100C, 3.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Indl. Dev. Auth. Rev. Bonds 6% 7/1/08 (AMBAC Insured)	$ 3,000,000	$ 3,032,640
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 3.51% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	5,300,000	5,300,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.5% (Liquidity Facility Morgan Stanley) (b)(e)	2,129,000	2,129,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2001 U, 3.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	7,000,000	7,000,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series DB 378, 3.51% (Liquidity Facility Deutsche Bank AG) (b)(c)(e)	5,065,000	5,065,000
Series MS 06 2157, 3.53% (Liquidity Facility Morgan Stanley) (b)(c)(e)	4,000,000	4,000,000
Series PT 3077, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	1,960,000	1,960,000
Series Putters 2260Z, 3.54% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,800,000	2,800,000
Series 2005 C, 3.55% (MBIA Insured), VRDN (b)(c)	17,200,000	17,200,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(e)	4,400,000	4,400,000
Series PA 882, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	2,200,000	2,200,000
Series Putters 217, 3.54% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	7,715,000	7,715,000
Philadelphia Auth. for Indl. Dev. Rev.:
Participating VRDN Series MT 340, 3.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	9,810,000	9,810,000
(New Courtland Elder Services Proj.) 3.67%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,900,000	3,900,000
Philadelphia Gas Works Rev. Bonds:
First Series B, 5% 7/1/28 (Pre-Refunded to 7/1/08 @ 100) (d)	5,500,000	5,533,427
Series A, 5.5% 7/1/08 (FSA Insured)	1,235,000	1,246,053
Philadelphia Gen. Oblig.:
Bonds 5% 8/1/08 (CIFG North America Insured)	2,585,000	2,607,842
Series 2007 B, 3.53% (FSA Insured), VRDN (b)	10,000,000	10,000,000
TRAN Series A, 4.5% 6/30/08	6,300,000	6,325,080
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Bonds Series A, 5% 5/15/08 (FSA Insured)	$ 5,000,000	$ 5,023,480
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.49% (Liquidity Facility Deutsche Bank AG) (b)(c)(e)	3,370,000	3,370,000
Philadelphia School District TRAN Series A, 4.5% 6/27/08, LOC Bank of America NA	9,000,000	9,033,027
Philadelphia Wtr. Participating VRDN Series ROC II RR 682, 3.55% (Liquidity Facility Citibank NA) (b)(e)	2,600,000	2,600,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(e)	2,300,000	2,300,000
Pittsburgh Urban Redev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 996, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	5,685,000	5,685,000
Sayre Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R 11029 CE, 3.5% (Liquidity Facility Citibank NA) (b)(e)	9,000,000	9,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.78%, LOC Dexia Cr. Local de France, VRDN (b)(c)	3,930,000	3,930,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.47%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,615,000	3,615,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	5,900,000	5,911,167
		688,564,084
Puerto Rico - 3.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,500,000	8,500,000
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	7,000,000	7,033,613
Puerto Rico Pub. Bldg. Auth. Rev. Participating VRDN Series MS 787, 3.51% (Liquidity Facility Morgan Stanley) (b)(e)	7,300,000	7,300,000
		22,833,613
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $711,397,697)		711,397,697
NET OTHER ASSETS - 1.3%		9,016,776
NET ASSETS - 100%		$ 720,414,473
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,755,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Gen. Oblig. Bonds Series ROC II R 11056, 3.05%, tender 3/18/08 (Liquidity Facility Citibank NA)	6/6/07	$ 3,700,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 3.75%, tender 2/20/08 (Liquidity Facility Bank of New York, New York)	6/12/07 - 9/12/07	$ 7,055,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 191,494

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $711,397,697)		$ 711,397,697
Cash		2,938,171
Receivable for investments sold		16,763,990
Receivable for fund shares sold		11,365,750
Interest receivable		4,422,067
Distributions receivable from Fidelity Central Funds		20,332
Other receivables		174,508
Total assets		747,082,515

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 19,500,583
Payable for fund shares redeemed	6,848,806
Distributions payable	25,296
Accrued management fee	292,630
Other affiliated payables	727
Total liabilities		26,668,042

Net Assets		$ 720,414,473
Net Assets consist of:
Paid in capital		$ 720,277,812
Undistributed net investment income		85,431
Accumulated undistributed net realized gain (loss) on investments		51,230
Net Assets, for 720,244,775 shares outstanding		$ 720,414,473
Net Asset Value, offering price and redemption price per share ($720,414,473 ÷ 720,244,775 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007
Investment Income
Interest		$ 22,553,557
Income from Fidelity Central Funds		191,494
Total income		22,745,051

Expenses
Management fee	$ 3,152,695
Independent trustees' compensation	2,153
Total expenses before reductions	3,154,848
Expense reductions	(623,813)	2,531,035
Net investment income		20,214,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,110
Capital gain distributions from Fidelity Central Funds	120
Total net realized gain (loss)		51,230
Net increase in net assets resulting from operations		$ 20,265,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,214,016	$ 13,880,659
Net realized gain (loss)	51,230	13,270
Net increase in net assets resulting from operations	20,265,246	13,893,929
Distributions to shareholders from net investment income	(20,213,270)	(13,880,912)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,164,843,353	1,357,859,696
Reinvestment of distributions	19,877,983	13,678,174
Cost of shares redeemed	(2,003,595,434)	(1,258,701,495)
Net increase (decrease) in net assets and shares resulting from share transactions	181,125,902	112,836,375
Total increase (decrease) in net assets	181,177,878	112,849,392

Net Assets
Beginning of period	539,236,595	426,387,203
End of period (including undistributed net investment income of $85,431 and undistributed net investment income of $78,162, respectively)	$ 720,414,473	$ 539,236,595

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.030	.020	.008	.006
Distributions from net investment income	(.032)	(.030)	(.020)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.25%	3.05%	2.02%	.81%	.65%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.40%	.38%	.41%	.48%	.49%
Net investment income	3.20%	3.02%	2.02%	.80%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 720,414	$ 539,237	$ 426,387	$ 331,836	$ 294,312

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For the Income Fund, certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on the funds' net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 305,217,623	$ 8,596,110	$ (655,366)	$ 7,940,744
Fidelity Pennsylvania Municipal Money Market Fund	711,397,697	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Pennsylvania Municipal Income Fund	$ -	$ 62,798	$ -
Fidelity Pennsylvania Municipal Money Market Fund	86,156	31,228	-

The tax character of distributions paid was as follows:

	December 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 12,001,160	$ 141,061	$ 1,157,900	$ 13,300,121
Fidelity Pennsylvania Municipal Money Market Fund	20,213,270	-	-	20,213,270
	December 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 12,336,853	$ -	$ 310,486	$ 12,647,339
Fidelity Pennsylvania Municipal Money Market Fund	13,880,912	-	-	13,880,912

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $70,831,246 and $57,661,197, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 644

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,505	$ 109,530	$ 2

In addition, through an arrangement with the Money Market fund's custodian and transfer agent, $623,813 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are and into deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Capital Gains

Fidelity Pennsylvania Municipal Income Fund	02/11/08	02/08/08	$.003

Fidelity Pennsylvania Municipal Money Market Fund	02/11/08	02/08/08	$0.0001

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$ 895,300
Fidelity Pennsylvania Municipal Money Market Fund	$ 46,509

During fiscal year ended 2007, 100% of each fund's income dividends were free from federal income tax, and 12.99% of Fidelity Pennsylvania Municipal Income Fund and 70.89% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-UANN-0208
1.787740.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Short-Intermediate
Municipal Income Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Short-Intermediate Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Short-Intermediate Municipal Income	4.43%	2.65%	3.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Short-Intermediate Municipal Income on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Short-Intermediate Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight-to-quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Short-Intermediate Municipal Income returned 4.43%, while the Lehman Brothers 1-6 Year Municipal Bond Index rose 4.96%. The fund benefited from advantageous yield-curve positioning - which refers to how I allocated investments across bonds of various maturities in my investment universe. Specifically, overweighting bonds with maturities in the two- to three-year range and de-emphasizing bonds with maturities between five and six years worked in our favor as the shorter-term bonds outperformed. Although I emphasized bonds of various maturities at different points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, overweighting lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality assets.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,033.90	$ 3.69
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.67
Class T
Actual	$ 1,000.00	$ 1,033.00	$ 3.74
Hypothetical A	$ 1,000.00	$ 1,021.53	$ 3.72
Class B
Actual	$ 1,000.00	$ 1,029.40	$ 7.16
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 7.12
Class C
Actual	$ 1,000.00	$ 1,029.00	$ 7.62
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,034.20	$ 2.46
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class
Actual	$ 1,000.00	$ 1,035.00	$ 2.62
Hypothetical A	$ 1,000.00	$ 1,022.63	$ 2.60
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.73%
Class B	1.40%
Class C	1.49%
Short-Intermediate Municipal Income	.48%
Institutional Class	.51%

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	17.7	16.1
Texas	11.1	11.2
California	9.8	8.5
Illinois	7.7	9.0
New Jersey	5.4	6.6
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.3	40.3
Escrowed/Pre-Refunded	14.8	14.7
Special Tax	11.1	9.1
Electric Utilities	8.8	9.0
Health Care	5.1	6.3
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	3.6	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	2.9	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 51.2%	AAA 51.8%
AA,A 41.7%	AA,A 37.8%
BBB 4.5%	BBB 6.1%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.1%	Not Rated 3.6%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,106
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,494
5% 11/15/11	1,000	1,038
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,159
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,201
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,222
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	504
5% 12/1/10	855	863
5% 12/1/12	750	754
		16,746
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,436
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,684
		6,120
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,552
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,150
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,125
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	3,000	3,010
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	660
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,578
		20,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 9.8%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	$ 11,470	$ 12,637
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,460
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,872
5.25% 7/1/13	2,400	2,622
5.25% 7/1/13 (MBIA Insured)	2,900	3,171
California Gen. Oblig.:
5% 2/1/10	2,000	2,072
5% 2/1/11	4,000	4,198
5% 2/1/11	2,525	2,650
5% 10/1/11	1,650	1,747
5% 2/1/12	1,650	1,749
5% 3/1/12	15,000	15,911
5% 9/1/12	1,700	1,813
5% 10/1/12	12,600	13,453
5% 11/1/13	10,000	10,762
5.125% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	1,000	1,045
5.25% 9/1/10	18,550	19,506
5.25% 2/1/11	6,775	7,160
5.5% 3/1/11 (FGIC Insured)	3,210	3,425
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,756
6.5% 9/1/10	1,760	1,904
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,039
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (d)	2,100	2,155
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,451
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,400	1,398
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,609
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,427
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,265
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,700	4,318
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	$ 8,433	$ 8,677
Series K:
5% 5/15/09	1,000	1,028
5% 5/15/10	4,955	5,174
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	3,170	3,194
		165,739
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,317
Series F, 5% 11/15/12	1,225	1,281
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	614
		4,212
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,356
Series F, 5% 12/1/11	23,100	24,598
		29,954
District Of Columbia - 0.3%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	935
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,031
Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,048
		5,014
Florida - 4.6%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,874
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,200
Florida Gen. Oblig. 6.375% 7/1/13	8,020	9,159
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.): - continued
Series A, 5% 11/15/10	$ 1,000	$ 1,031
Series B, 5% 11/15/08	800	813
Series G:
5% 11/15/08	420	427
5% 11/15/09	435	445
5% 11/15/10	400	413
5% 11/15/11	700	727
Series I, 5%, tender 11/16/09 (d)	4,700	4,822
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,369
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,652
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,032
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,160
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,500	1,563
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,195
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,583
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (d)	9,000	9,547
5.5% 12/1/11 (FGIC Insured)	3,470	3,740
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,516
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (d)	2,000	1,996
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (d)	1,000	995
		77,809
Georgia - 3.0%
Carroll County School District 5% 4/1/11	8,000	8,442
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,673
Henry County School District Series A, 5% 4/1/10	26,475	27,543
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	4,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Walton County:
5% 1/1/10 (FGIC Insured)	$ 2,000	$ 2,071
5% 1/1/11 (FGIC Insured)	3,000	3,150
		49,952
Hawaii - 2.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,234
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,238
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	182
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,183
		36,837
Illinois - 7.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,569
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,072
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,263
5% 1/1/11 (AMBAC Insured)	3,625	3,784
Chicago O'Hare Int'l. Arpt. Rev.:
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,229
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,996
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,185
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,035
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,639
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,067
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(f)	2,200	2,198
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,814
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,996
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (d)	12,800	12,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (d)	$ 3,250	$ 3,279
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,843
4.05%, tender 7/1/09 (d)	7,000	7,083
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,013
5% 10/1/11	1,450	1,518
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,612
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,210
5.5% 8/1/10	1,495	1,580
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,471
Series A, 5% 10/1/09	2,600	2,684
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,057
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	701
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,068
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,811
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,454
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,752
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,427
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,482
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,153
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,617
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,323
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	$ 1,360	$ 1,437
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,315
		129,877
Indiana - 2.7%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,051
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,923
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,031
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,812
5.25% 7/10/11 (FSA Insured)	2,295	2,442
5.25% 1/10/12 (FSA Insured)	1,355	1,451
5% 1/15/10 (FSA Insured)	1,835	1,901
5% 1/15/11 (FSA Insured)	1,910	2,005
5% 1/15/12 (FSA Insured)	1,990	2,113
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,999
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,683
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,469
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,445
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,054
5.25% 7/15/11 (MBIA Insured)	1,020	1,082
5.25% 1/15/12 (MBIA Insured)	1,045	1,113
5.25% 7/15/12 (MBIA Insured)	1,075	1,152
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,730
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,826
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,705
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 1,600	$ 1,643
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,124
5.25% 7/15/11 (MBIA Insured)	1,125	1,196
5.25% 1/15/12 (MBIA Insured)	1,150	1,227
		45,228
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	567
5.25% 11/15/12	680	717
		1,284
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,204
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,199
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,581
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	2,700	2,713
		7,554
Maryland - 1.6%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	721
5% 7/1/11 (AMBAC Insured)	1,985	2,099
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	601
Maryland Gen. Oblig. Series B, 5.25% 2/15/12	20,000	21,576
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,605
		26,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 5.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	$ 1,000	$ 1,041
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,210
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,854
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,700
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,318
6% 2/1/10	2,500	2,642
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,659
Series 2001 A, 5.5% 1/1/11	5,000	5,323
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,198
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,709
5.5% 11/1/10 (FSA Insured)	10,000	10,636
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,049
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,543
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,387
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,365
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,990
		83,624
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/12 (MBIA Insured) (c)	1,590	1,685
Chelsea School District 5% 5/1/13 (MBIA Insured) (c)	1,750	1,870
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (c)	3,000	3,184
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	$ 10,620	$ 10,874
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,120
4.105% 7/1/32 (FSA Insured) (d)	4,105	3,892
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured) (c)	1,280	1,326
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured) (c)	1,305	1,386
5% 5/1/13 (FSA Insured) (c)	1,305	1,397
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured) (c)	1,485	1,576
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,817
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,580
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,054
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,258
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,277
		39,583
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthpartners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,211
5.25% 12/1/10	500	513
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	252
5% 5/15/10	200	203
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	405	402
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	989
		3,876
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(f)	1,100	1,090
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	$ 1,000	$ 1,021
5% 8/15/11	1,000	1,035
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,256
		5,606
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	6,600	6,662
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,480
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,943
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,504
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,057
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,002
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,151
		14,799
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	5,675	5,732
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,697
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,728
		10,425
Nevada - 2.3%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,763
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,263
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	$ 3,230	$ 3,416
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,700
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,121
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,262
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,381
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,109
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	714
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,234
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,511
		39,334
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,500	2,497
3.5%, tender 2/1/09 (d)(f)	2,000	1,996
		4,493
New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,259
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,222
6.375% 11/1/11 (MBIA Insured)	7,470	8,260
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,397
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,380
6% 1/1/11 (MBIA Insured)	21,785	23,467
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,804
6.5% 6/15/11 (MBIA Insured)	5,000	5,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,641
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,337
		90,279
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,309
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,211
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	1,900	1,903
		3,114
New York - 17.7%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,241
5% 1/1/12	1,175	1,245
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,531
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,612
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,441
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 G, 5.5% 8/1/10	2,720	2,871
Series 2003 F, 5.5% 12/15/11	8,315	8,961
Series 2004 G, 5% 8/1/09	8,000	8,244
Series 2005 C, 5% 8/1/12	19,770	20,996
Series 2005 D, 5% 8/1/12	4,925	5,230
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,538
Series 2005 K:
5% 8/1/11	7,120	7,510
5% 8/1/12	4,360	4,630
Series 2005 O, 5% 6/1/12	7,500	7,952
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,089
Series E, 5% 8/1/12	5,000	5,310
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,062
Subseries 2005 F1, 5% 9/1/15	3,560	3,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	$ 10,000	$ 10,702
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	3,500	3,765
6% 11/1/28 (b)	44,300	48,444
Series B:
5% 11/1/11	13,680	14,549
5.25% 2/1/29 (b)	3,100	3,273
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,424
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,773
5.75% 7/1/13 (AMBAC Insured)	1,000	1,080
Series C, 7.5% 7/1/10	12,415	13,130
Series B, 5.25%, tender 5/15/12 (d)	13,000	13,918
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	21,112
New York Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,092
5% 11/15/11	2,750	2,906
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,010	5,313
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	2,450	2,469
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	6,953
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,010	1,064
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,435
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,897
Series A1:
5% 6/1/10	1,875	1,950
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,626
5.5% 6/1/14	3,675	3,770
Series C1:
5.5% 6/1/15	1,300	1,355
5.5% 6/1/17	4,200	4,419
		298,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,221
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,608
		5,829
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	257
5% 1/15/11	750	779
5% 1/15/12	400	419
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,098
Series C, 5% 1/1/08	1,190	1,190
Series D, 5.375% 1/1/10	3,730	3,843
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,264
		14,850
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,611
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,029
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,485
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,128
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	991
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,066
		25,699
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	876
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	$ 1,035	$ 1,078
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,207
		12,950
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,263
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	615
5% 5/1/11 (FSA Insured)	1,000	1,057
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,269
		8,204
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,387
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,760
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (d)	4,500	4,495
Allegheny County Sanitation Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,621
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,580
5% 12/15/11	2,835	2,851
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	10,000	10,003
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(f)	2,100	2,105
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,797
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,888
Philadelphia Gen. Oblig. Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,780
5% 8/1/12 (FSA Insured)	5,000	5,352
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	$ 1,465	$ 1,577
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,277
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,645
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,016
		52,773
Puerto Rico - 1.3%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,049
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,228
5% 12/1/12	1,000	1,036
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,927
Series Q, 5% 6/1/11	4,825	4,965
		22,205
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,336
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,211
		3,548
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,704
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,509
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,522
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	569
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,106
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,153
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,028
		12,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	$ 7,500	$ 7,621
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,173
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,079
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,718
Metropolitan Govt. Nashville & Davidson Series A, 5.25% 10/15/09	3,795	3,939
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,218
		18,748
Texas - 11.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,556
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	510
6% 1/1/13	1,270	1,298
6% 1/1/14	1,420	1,453
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,151
5% 11/15/11 (FSA Insured)	4,000	4,252
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,825
0% 11/15/10 (MBIA Insured)	5,300	4,805
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,043
Birdville Independent School District:
0% 2/15/11	5,000	4,496
5% 2/15/10	1,300	1,349
Brownsville Independent School District 5% 8/15/11	1,430	1,514
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,611
College Station Independent School District 5% 2/15/10	1,000	1,038
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,241
Fort Bend Independent School District 5%, tender 8/15/09 (d)	5,000	5,147
Fort Worth Independent School District 5% 2/15/12	1,500	1,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	$ 1,710	$ 1,774
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,807
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,220
5.25% 4/15/12 (FSA Insured)	2,000	2,154
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,808
5% 3/1/13 (MBIA Insured)	7,500	8,067
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,964
5.25% 11/15/11 (FSA Insured)	4,430	4,749
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,148
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,293
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,593
5% 2/15/10 (MBIA Insured)	1,845	1,913
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,136
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,397
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (d)	1,300	1,356
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,881
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (d)(g)	45	45
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	5,000	5,048
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	1,000	956
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,696
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	$ 2,500	$ 2,418
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,086
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,653
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,061
5% 5/15/12 (FGIC Insured)	7,000	7,445
Socorro Independent School District 5% 8/15/09	2,070	2,134
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,154
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,809
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,021
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,107
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,232
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	1,550	1,628
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,094
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,314
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,265
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,944
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,430
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,159
Series B:
5% 8/15/09	11,255	11,600
5.25% 8/15/11	5,025	5,370
Wichita Falls Independent School District 0% 2/1/10	2,325	2,170
Ysleta Independent School District 0% 8/15/09	4,065	3,861
		187,110
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,321
0% 10/1/12 (AMBAC Insured)	3,800	3,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/13 (AMBAC Insured)	$ 3,760	$ 3,017
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,794
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,993
		21,310
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	1,600	1,599
Washington - 2.1%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,255
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,760
5.25% 1/1/11 (FSA Insured)	1,935	2,047
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,839
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,230
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,900
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,024
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,073
5% 6/1/10 (FSA Insured)	1,000	1,043
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,065
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,057
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,700
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,788
		34,781
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,034
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	$ 875	$ 881
Series B, 6.25% 2/15/10	1,015	1,047
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5% 8/15/09	1,765	1,793
5% 8/15/10	1,870	1,897
5% 8/15/11	1,315	1,336
5.75% 8/15/11	1,000	1,041
		13,632
TOTAL MUNICIPAL BONDS (Cost $1,653,564)		1,666,503
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.49% (a)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,653,565)		1,666,504
NET OTHER ASSETS - 1.0%		16,761
NET ASSETS - 100%		$ 1,683,265
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ 846
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	(505)
		$ 64,000	$ 341
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,677,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 21
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.3%
Escrowed/Pre-Refunded	14.8%
Special Tax	11.1%
Electric Utilities	8.8%
Health Care	5.1%
Transportation	5.3%
Education	5.0%
Others* (individually less than 5%)	6.6%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $7,017,000 of which $699,000, $4,871,000 and $1,447,000 will expire on December 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,653,564)	$ 1,666,503
Fidelity Central Funds (cost $1)	1
Total Investments (cost $1,653,565)		$ 1,666,504
Cash		9,708
Receivable for fund shares sold		1,174
Interest receivable		22,496
Swap agreements, at value		341
Prepaid expenses		5
Other receivables		210
Total assets		1,700,438

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,318
Payable for fund shares redeemed	2,094
Distributions payable	1,734
Accrued management fee	512
Distribution fees payable	10
Other affiliated payables	455
Other payables and accrued expenses	50
Total liabilities		17,173

Net Assets		$ 1,683,265
Net Assets consist of:
Paid in capital		$ 1,677,094
Distributions in excess of net investment income		(92)
Accumulated undistributed net realized gain (loss) on investments		(7,017)
Net unrealized appreciation (depreciation) on investments		13,280
Net Assets		$ 1,683,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,700 ÷ 1,132.9 shares)	$ 10.33

Maximum offering price per share (100/97.25 of $10.33)	$ 10.62
Class T: Net Asset Value and redemption price per share ($9,923 ÷ 962.3 shares)	$ 10.31

Maximum offering price per share (100/97.25 of $10.31)	$ 10.60
Class B: Net Asset Value and offering price per share ($1,440 ÷ 139.5 shares)A	$ 10.32

Class C: Net Asset Value and offering price per share ($5,609 ÷ 543.9 shares)A	$ 10.31

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,649,948 ÷ 159,998.4 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,645 ÷ 450.2 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 57,072
Income from Fidelity Central Funds		21
Total income		57,093

Expenses
Management fee	$ 5,811
Transfer agent fees	1,455
Distribution fees	121
Accounting fees and expenses	299
Custodian fees and expenses	22
Independent trustees' compensation	6
Registration fees	104
Audit	59
Legal	11
Miscellaneous	14
Total expenses before reductions	7,902
Expense reductions	(954)	6,948
Net investment income		50,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,152)
Futures contracts	224
Total net realized gain (loss)		(928)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,935
Swap agreements	341
Total change in net unrealized appreciation (depreciation)		20,276
Net gain (loss)		19,348
Net increase (decrease) in net assets resulting from operations		$ 69,493

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 50,145	$ 48,409
Net realized gain (loss)	(928)	(4,249)
Change in net unrealized appreciation (depreciation)	20,276	1,984
Net increase (decrease) in net assets resulting from operations	69,493	46,144
Distributions to shareholders from net investment income	(50,136)	(48,409)
Share transactions - net increase (decrease)	143,977	(188,103)
Redemption fees	16	13
Total increase (decrease) in net assets	163,350	(190,355)

Net Assets
Beginning of period	1,519,915	1,710,270
End of period (including distributions in excess of net investment income of $92 and distributions in excess of net investment income of $2, respectively)	$ 1,683,265	$ 1,519,915

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.302	.292	.268	.250	.115
Net realized and unrealized gain (loss)	.118	(.001)	(.177)	(.090)	.071
Total from investment operations	.420	.291	.091	.160	.186
Distributions from net investment income	(.300)	(.291)	(.268)	(.251)	(.111)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.300)	(.291)	(.271)	(.270)	(.176)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Total Return B, C, D	4.19%	2.89%	.89%	1.55%	1.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.71%	.65%	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.71%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64%	.56%	.58%	.64%	.64% A
Net investment income	2.95%	2.86%	2.61%	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 10	$ 14	$ 12	$ 9
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.297	.281	.257	.238	.110
Net realized and unrealized gain (loss)	.120	(.011)	(.167)	(.089)	.050
Total from investment operations	.417	.270	.090	.149	.160
Distributions from net investment income	(.297)	(.280)	(.257)	(.240)	(.105)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.297)	(.280)	(.260)	(.259)	(.170)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Total Return B, C, D	4.17%	2.69%	.88%	1.44%	1.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.74%	.75%	.76%	.76%	.77% A
Expenses net of fee waivers, if any	.74%	.75%	.76%	.76%	.77% A
Expenses net of all reductions	.69%	.66%	.69%	.75%	.76% A
Net investment income	2.91%	2.76%	2.50%	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 13	$ 15	$ 20	$ 12
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.228	.215	.190	.172	.081
Net realized and unrealized gain (loss)	.121	(.012)	(.177)	(.080)	.059
Total from investment operations	.349	.203	.013	.092	.140
Distributions from net investment income	(.229)	(.213)	(.190)	(.173)	(.075)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.229)	(.213)	(.193)	(.192)	(.140)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Total Return B, C, D	3.47%	2.02%	.13%	.89%	1.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.41%	1.41%	1.41%	1.40%	1.40% A
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.40%	1.40% A
Expenses net of all reductions	1.36%	1.31%	1.34%	1.39%	1.39% A
Net investment income	2.23%	2.11%	1.85%	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 3	$ 4	$ 2
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.219	.204	.178	.159	.077
Net realized and unrealized gain (loss)	.120	(.011)	(.176)	(.080)	.048
Total from investment operations	.339	.193	.002	.079	.125
Distributions from net investment income	(.219)	(.203)	(.179)	(.160)	(.070)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.219)	(.203)	(.182)	(.179)	(.135)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return B, C, D	3.37%	1.92%	.02%	.77%	1.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.50% A
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.50% A
Expenses net of all reductions	1.45%	1.41%	1.45%	1.51%	1.49% A
Net investment income	2.14%	2.01%	1.74%	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52
Income from Investment Operations
Net investment income B	.323	.307	.284	.268	.283
Net realized and unrealized gain (loss)	.120	(.010)	(.177)	(.080)	.030
Total from investment operations	.443	.297	.107	.188	.313
Distributions from net investment income	(.323)	(.307)	(.284)	(.269)	(.283)
Distributions from net realized gain	-	-	(.003)	(.019)	(.070)
Total distributions	(.323)	(.307)	(.287)	(.288)	(.353)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return A	4.43%	2.95%	1.06%	1.82%	3.01%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.48%	.49%
Expenses net of all reductions	.43%	.41%	.42%	.47%	.47%
Net investment income	3.17%	3.01%	2.77%	2.57%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,650	$ 1,485	$ 1,665	$ 1,841	$ 1,843
Portfolio turnover rate D	23%	28%	27%	45%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.320	.306	.283	.265	.125
Net realized and unrealized gain (loss)	.120	- I	(.176)	(.088)	.059
Total from investment operations	.440	.306	.107	.177	.184
Distributions from net investment income	(.320)	(.306)	(.284)	(.268)	(.119)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.320)	(.306)	(.287)	(.287)	(.184)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Total Return B, C	4.39%	3.05%	1.05%	1.71%	1.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.49%	.49%	.48% A
Expenses net of fee waivers, if any	.52%	.50%	.49%	.49%	.48% A
Expenses net of all reductions	.45%	.41%	.42%	.48%	.47% A
Net investment income	3.14%	3.01%	2.77%	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,645	$ 3,357	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate F	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,603
Unrealized depreciation	(3,318)
Net unrealized appreciation (depreciation)	13,285

Capital loss carryforward	(7,017)
Cost for federal income tax purposes	$ 1,653,219

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 50,136	$ 48,409

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $523,945 and $368,654, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 21	$ 1
Class T	.00%	.25%	26	-
Class B	.65%	.25%	18	13
Class C	.75%	.25%	56	7
			$ 121	$ 21

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A and Class T shares (3.75% for Class A shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	3
Class C*	3
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 8.09
Class T	10.09
Class B	2.11
Class C	6.11
Short-Intermediate Municipal Income	1,425.09
Institutional Class	4.12
	$ 1,455

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

$22 and $299, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	4
Class B	1
Class C	2
Short-Intermediate Municipal Income	617
Institutional Class	2
$ 630

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 281	$ 317
Class T	296	388
Class B	44	63
Class C	121	157
Short-Intermediate Municipal Income	49,282	47,385
Institutional Class	112	99
Total	$ 50,136	$ 48,409

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	398	246	$ 4,082	$ 2,516
Reinvestment of distributions	23	25	231	253
Shares redeemed	(268)	(701)	(2,734)	(7,154)
Net increase (decrease)	153	(430)	$ 1,579	$ (4,385)
Class T
Shares sold	200	302	$ 2,060	$ 3,071
Reinvestment of distributions	24	30	241	307
Shares redeemed	(489)	(564)	(4,985)	(5,739)
Net increase (decrease)	(265)	(232)	$ (2,684)	$ (2,361)
Class B
Shares sold	72	27	$ 729	$ 268
Reinvestment of distributions	3	4	28	45
Shares redeemed	(165)	(138)	(1,685)	(1,399)
Net increase (decrease)	(90)	(107)	$ (928)	$ (1,086)
Class C
Shares sold	151	162	$ 1,547	$ 1,641
Reinvestment of distributions	7	9	76	96
Shares redeemed	(253)	(536)	(2,584)	(5,451)
Net increase (decrease)	(95)	(365)	$ (961)	$ (3,714)
Short-Intermediate Municipal Income
Shares sold	43,647	38,594	$ 445,094	$ 392,661
Reinvestment of distributions	3,143	3,345	32,070	34,020
Shares redeemed	(32,503)	(59,417)	(331,437)	(603,968)
Net increase (decrease)	14,287	(17,478)	$ 145,727	$ (177,287)
Institutional Class
Shares sold	258	258	$ 2,627	$ 2,623
Reinvestment of distributions	4	5	46	47
Shares redeemed	(141)	(191)	(1,429)	(1,940)
Net increase (decrease)	121	72	$ 1,244	$ 730

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Short-Intermediate Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Short-Intermediate Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-
present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Short-Intermediate Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Short-Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Short-Intermediate Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-
present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Short-Intermediate Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Short-Intermediate Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Short-Intermediate Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Short-Intermediate Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Short-Intermediate Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Short-Intermediate Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Short-Intermediate Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Short-Intermediate Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Short-Intermediate Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.02% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
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1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Short-Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge) A	1.32%	1.95%	3.42%
Class T (incl. 2.75% sales charge) B	1.30%	1.83%	3.36%
Class B (incl. contingent deferred sales charge) C	0.47%	1.89%	3.39%
Class C (incl. contingent deferred sales charge) D	2.37%	1.71%	3.30%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns between July 23, 2003 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Class T on December 31, 1997, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Class T took place on July 23, 2003. See the previous page for additional information regarding the performance of Class T.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight-to-quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 4.19%, 4.17%, 3.47% and 3.37%, respectively (excluding sales charges), while the Lehman Brothers 1-6 Year Municipal Bond Index rose 4.96%. The fund benefited from advantageous yield-curve positioning - which refers to how I allocated investments across bonds of various maturities in my investment universe. Specifically, overweighting bonds with maturities in the two- to three-year range and de-emphasizing bonds with maturities between five and six years worked in our favor as the shorter-term bonds outperformed. Although I emphasized bonds of various maturities at different points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, overweighting lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,033.90	$ 3.69
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.67
Class T
Actual	$ 1,000.00	$ 1,033.00	$ 3.74
Hypothetical A	$ 1,000.00	$ 1,021.53	$ 3.72
Class B
Actual	$ 1,000.00	$ 1,029.40	$ 7.16
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 7.12
Class C
Actual	$ 1,000.00	$ 1,029.00	$ 7.62
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,034.20	$ 2.46
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class
Actual	$ 1,000.00	$ 1,035.00	$ 2.62
Hypothetical A	$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.73%
Class B	1.40%
Class C	1.49%
Short-Intermediate Municipal Income	.48%
Institutional Class	.51%

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	17.7	16.1
Texas	11.1	11.2
California	9.8	8.5
Illinois	7.7	9.0
New Jersey	5.4	6.6
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.3	40.3
Escrowed/Pre-Refunded	14.8	14.7
Special Tax	11.1	9.1
Electric Utilities	8.8	9.0
Health Care	5.1	6.3
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	3.6	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	2.9	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 51.2%	AAA 51.8%
AA,A 41.7%	AA,A 37.8%
BBB 4.5%	BBB 6.1%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.1%	Not Rated 3.6%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,106
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,494
5% 11/15/11	1,000	1,038
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,159
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,201
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,222
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	504
5% 12/1/10	855	863
5% 12/1/12	750	754
		16,746
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,436
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,684
		6,120
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,552
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,150
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,125
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	3,000	3,010
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	660
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,578
		20,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 9.8%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	$ 11,470	$ 12,637
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,460
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,872
5.25% 7/1/13	2,400	2,622
5.25% 7/1/13 (MBIA Insured)	2,900	3,171
California Gen. Oblig.:
5% 2/1/10	2,000	2,072
5% 2/1/11	4,000	4,198
5% 2/1/11	2,525	2,650
5% 10/1/11	1,650	1,747
5% 2/1/12	1,650	1,749
5% 3/1/12	15,000	15,911
5% 9/1/12	1,700	1,813
5% 10/1/12	12,600	13,453
5% 11/1/13	10,000	10,762
5.125% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	1,000	1,045
5.25% 9/1/10	18,550	19,506
5.25% 2/1/11	6,775	7,160
5.5% 3/1/11 (FGIC Insured)	3,210	3,425
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,756
6.5% 9/1/10	1,760	1,904
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,039
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (d)	2,100	2,155
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,451
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,400	1,398
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,609
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,427
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,265
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,700	4,318
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	$ 8,433	$ 8,677
Series K:
5% 5/15/09	1,000	1,028
5% 5/15/10	4,955	5,174
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	3,170	3,194
		165,739
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,317
Series F, 5% 11/15/12	1,225	1,281
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	614
		4,212
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,356
Series F, 5% 12/1/11	23,100	24,598
		29,954
District Of Columbia - 0.3%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	935
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,031
Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,048
		5,014
Florida - 4.6%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,874
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,200
Florida Gen. Oblig. 6.375% 7/1/13	8,020	9,159
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.): - continued
Series A, 5% 11/15/10	$ 1,000	$ 1,031
Series B, 5% 11/15/08	800	813
Series G:
5% 11/15/08	420	427
5% 11/15/09	435	445
5% 11/15/10	400	413
5% 11/15/11	700	727
Series I, 5%, tender 11/16/09 (d)	4,700	4,822
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,369
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,652
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,032
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,160
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,500	1,563
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,195
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,583
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (d)	9,000	9,547
5.5% 12/1/11 (FGIC Insured)	3,470	3,740
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,516
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (d)	2,000	1,996
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (d)	1,000	995
		77,809
Georgia - 3.0%
Carroll County School District 5% 4/1/11	8,000	8,442
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,673
Henry County School District Series A, 5% 4/1/10	26,475	27,543
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	4,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Walton County:
5% 1/1/10 (FGIC Insured)	$ 2,000	$ 2,071
5% 1/1/11 (FGIC Insured)	3,000	3,150
		49,952
Hawaii - 2.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,234
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,238
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	182
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,183
		36,837
Illinois - 7.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,569
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,072
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,263
5% 1/1/11 (AMBAC Insured)	3,625	3,784
Chicago O'Hare Int'l. Arpt. Rev.:
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,229
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,996
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,185
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,035
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,639
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,067
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(f)	2,200	2,198
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,814
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,996
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (d)	12,800	12,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (d)	$ 3,250	$ 3,279
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,843
4.05%, tender 7/1/09 (d)	7,000	7,083
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,013
5% 10/1/11	1,450	1,518
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,612
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,210
5.5% 8/1/10	1,495	1,580
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,471
Series A, 5% 10/1/09	2,600	2,684
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,057
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	701
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,068
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,811
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,454
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,752
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,427
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,482
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,153
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,617
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,323
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	$ 1,360	$ 1,437
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,315
		129,877
Indiana - 2.7%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,051
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,923
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,031
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,812
5.25% 7/10/11 (FSA Insured)	2,295	2,442
5.25% 1/10/12 (FSA Insured)	1,355	1,451
5% 1/15/10 (FSA Insured)	1,835	1,901
5% 1/15/11 (FSA Insured)	1,910	2,005
5% 1/15/12 (FSA Insured)	1,990	2,113
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,999
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,683
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,469
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,445
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,054
5.25% 7/15/11 (MBIA Insured)	1,020	1,082
5.25% 1/15/12 (MBIA Insured)	1,045	1,113
5.25% 7/15/12 (MBIA Insured)	1,075	1,152
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,730
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,826
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,705
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 1,600	$ 1,643
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,124
5.25% 7/15/11 (MBIA Insured)	1,125	1,196
5.25% 1/15/12 (MBIA Insured)	1,150	1,227
		45,228
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	567
5.25% 11/15/12	680	717
		1,284
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,204
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,199
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,581
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	2,700	2,713
		7,554
Maryland - 1.6%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	721
5% 7/1/11 (AMBAC Insured)	1,985	2,099
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	601
Maryland Gen. Oblig. Series B, 5.25% 2/15/12	20,000	21,576
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,605
		26,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 5.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	$ 1,000	$ 1,041
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,210
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,854
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,700
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,318
6% 2/1/10	2,500	2,642
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,659
Series 2001 A, 5.5% 1/1/11	5,000	5,323
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,198
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,709
5.5% 11/1/10 (FSA Insured)	10,000	10,636
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,049
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,543
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,387
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,365
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,990
		83,624
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/12 (MBIA Insured) (c)	1,590	1,685
Chelsea School District 5% 5/1/13 (MBIA Insured) (c)	1,750	1,870
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (c)	3,000	3,184
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	$ 10,620	$ 10,874
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,120
4.105% 7/1/32 (FSA Insured) (d)	4,105	3,892
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured) (c)	1,280	1,326
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured) (c)	1,305	1,386
5% 5/1/13 (FSA Insured) (c)	1,305	1,397
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured) (c)	1,485	1,576
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,817
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,580
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,054
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,258
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,277
		39,583
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthpartners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,211
5.25% 12/1/10	500	513
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	252
5% 5/15/10	200	203
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	405	402
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	989
		3,876
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(f)	1,100	1,090
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	$ 1,000	$ 1,021
5% 8/15/11	1,000	1,035
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,256
		5,606
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	6,600	6,662
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,480
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,943
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,504
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,057
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,002
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,151
		14,799
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	5,675	5,732
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,697
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,728
		10,425
Nevada - 2.3%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,763
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,263
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	$ 3,230	$ 3,416
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,700
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,121
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,262
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,381
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,109
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	714
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,234
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,511
		39,334
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,500	2,497
3.5%, tender 2/1/09 (d)(f)	2,000	1,996
		4,493
New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,259
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,222
6.375% 11/1/11 (MBIA Insured)	7,470	8,260
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,397
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,380
6% 1/1/11 (MBIA Insured)	21,785	23,467
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,804
6.5% 6/15/11 (MBIA Insured)	5,000	5,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,641
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,337
		90,279
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,309
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,211
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	1,900	1,903
		3,114
New York - 17.7%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,241
5% 1/1/12	1,175	1,245
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,531
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,612
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,441
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 G, 5.5% 8/1/10	2,720	2,871
Series 2003 F, 5.5% 12/15/11	8,315	8,961
Series 2004 G, 5% 8/1/09	8,000	8,244
Series 2005 C, 5% 8/1/12	19,770	20,996
Series 2005 D, 5% 8/1/12	4,925	5,230
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,538
Series 2005 K:
5% 8/1/11	7,120	7,510
5% 8/1/12	4,360	4,630
Series 2005 O, 5% 6/1/12	7,500	7,952
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,089
Series E, 5% 8/1/12	5,000	5,310
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,062
Subseries 2005 F1, 5% 9/1/15	3,560	3,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	$ 10,000	$ 10,702
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	3,500	3,765
6% 11/1/28 (b)	44,300	48,444
Series B:
5% 11/1/11	13,680	14,549
5.25% 2/1/29 (b)	3,100	3,273
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,424
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,773
5.75% 7/1/13 (AMBAC Insured)	1,000	1,080
Series C, 7.5% 7/1/10	12,415	13,130
Series B, 5.25%, tender 5/15/12 (d)	13,000	13,918
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	21,112
New York Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,092
5% 11/15/11	2,750	2,906
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,010	5,313
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	2,450	2,469
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	6,953
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,010	1,064
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,435
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,897
Series A1:
5% 6/1/10	1,875	1,950
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,626
5.5% 6/1/14	3,675	3,770
Series C1:
5.5% 6/1/15	1,300	1,355
5.5% 6/1/17	4,200	4,419
		298,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,221
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,608
		5,829
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	257
5% 1/15/11	750	779
5% 1/15/12	400	419
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,098
Series C, 5% 1/1/08	1,190	1,190
Series D, 5.375% 1/1/10	3,730	3,843
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,264
		14,850
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,611
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,029
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,485
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,128
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	991
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,066
		25,699
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	876
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	$ 1,035	$ 1,078
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,207
		12,950
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,263
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	615
5% 5/1/11 (FSA Insured)	1,000	1,057
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,269
		8,204
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,387
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,760
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (d)	4,500	4,495
Allegheny County Sanitation Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,621
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,580
5% 12/15/11	2,835	2,851
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	10,000	10,003
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(f)	2,100	2,105
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,797
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,888
Philadelphia Gen. Oblig. Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,780
5% 8/1/12 (FSA Insured)	5,000	5,352
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	$ 1,465	$ 1,577
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,277
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,645
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,016
		52,773
Puerto Rico - 1.3%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,049
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,228
5% 12/1/12	1,000	1,036
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,927
Series Q, 5% 6/1/11	4,825	4,965
		22,205
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,336
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,211
		3,548
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,704
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,509
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,522
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	569
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,106
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,153
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,028
		12,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	$ 7,500	$ 7,621
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,173
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,079
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,718
Metropolitan Govt. Nashville & Davidson Series A, 5.25% 10/15/09	3,795	3,939
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,218
		18,748
Texas - 11.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,556
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	510
6% 1/1/13	1,270	1,298
6% 1/1/14	1,420	1,453
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,151
5% 11/15/11 (FSA Insured)	4,000	4,252
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,825
0% 11/15/10 (MBIA Insured)	5,300	4,805
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,043
Birdville Independent School District:
0% 2/15/11	5,000	4,496
5% 2/15/10	1,300	1,349
Brownsville Independent School District 5% 8/15/11	1,430	1,514
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,611
College Station Independent School District 5% 2/15/10	1,000	1,038
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,241
Fort Bend Independent School District 5%, tender 8/15/09 (d)	5,000	5,147
Fort Worth Independent School District 5% 2/15/12	1,500	1,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	$ 1,710	$ 1,774
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,807
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,220
5.25% 4/15/12 (FSA Insured)	2,000	2,154
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,808
5% 3/1/13 (MBIA Insured)	7,500	8,067
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,964
5.25% 11/15/11 (FSA Insured)	4,430	4,749
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,148
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,293
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,593
5% 2/15/10 (MBIA Insured)	1,845	1,913
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,136
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,397
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (d)	1,300	1,356
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,881
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (d)(g)	45	45
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	5,000	5,048
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	1,000	956
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,696
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	$ 2,500	$ 2,418
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,086
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,653
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,061
5% 5/15/12 (FGIC Insured)	7,000	7,445
Socorro Independent School District 5% 8/15/09	2,070	2,134
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,154
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,809
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,021
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,107
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,232
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	1,550	1,628
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,094
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,314
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,265
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,944
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,430
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,159
Series B:
5% 8/15/09	11,255	11,600
5.25% 8/15/11	5,025	5,370
Wichita Falls Independent School District 0% 2/1/10	2,325	2,170
Ysleta Independent School District 0% 8/15/09	4,065	3,861
		187,110
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,321
0% 10/1/12 (AMBAC Insured)	3,800	3,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/13 (AMBAC Insured)	$ 3,760	$ 3,017
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,794
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,993
		21,310
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	1,600	1,599
Washington - 2.1%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,255
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,760
5.25% 1/1/11 (FSA Insured)	1,935	2,047
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,839
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,230
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,900
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,024
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,073
5% 6/1/10 (FSA Insured)	1,000	1,043
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,065
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,057
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,700
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,788
		34,781
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,034
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	$ 875	$ 881
Series B, 6.25% 2/15/10	1,015	1,047
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5% 8/15/09	1,765	1,793
5% 8/15/10	1,870	1,897
5% 8/15/11	1,315	1,336
5.75% 8/15/11	1,000	1,041
		13,632
TOTAL MUNICIPAL BONDS (Cost $1,653,564)		1,666,503
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.49% (a)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,653,565)		1,666,504
NET OTHER ASSETS - 1.0%		16,761
NET ASSETS - 100%		$ 1,683,265
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ 846
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	(505)
		$ 64,000	$ 341
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,677,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 21
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.3%
Escrowed/Pre-Refunded	14.8%
Special Tax	11.1%
Electric Utilities	8.8%
Health Care	5.1%
Transportation	5.3%
Education	5.0%
Others* (individually less than 5%)	6.6%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $7,017,000 of which $699,000, $4,871,000 and $1,447,000 will expire on December 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,653,564)	$ 1,666,503
Fidelity Central Funds (cost $1)	1
Total Investments (cost $1,653,565)		$ 1,666,504
Cash		9,708
Receivable for fund shares sold		1,174
Interest receivable		22,496
Swap agreements, at value		341
Prepaid expenses		5
Other receivables		210
Total assets		1,700,438

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,318
Payable for fund shares redeemed	2,094
Distributions payable	1,734
Accrued management fee	512
Distribution fees payable	10
Other affiliated payables	455
Other payables and accrued expenses	50
Total liabilities		17,173

Net Assets		$ 1,683,265
Net Assets consist of:
Paid in capital		$ 1,677,094
Distributions in excess of net investment income		(92)
Accumulated undistributed net realized gain (loss) on investments		(7,017)
Net unrealized appreciation (depreciation) on investments		13,280
Net Assets		$ 1,683,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,700 ÷ 1,132.9 shares)	$ 10.33

Maximum offering price per share (100/97.25 of $10.33)	$ 10.62
Class T: Net Asset Value and redemption price per share ($9,923 ÷ 962.3 shares)	$ 10.31

Maximum offering price per share (100/97.25 of $10.31)	$ 10.60
Class B: Net Asset Value and offering price per share ($1,440 ÷ 139.5 shares)A	$ 10.32

Class C: Net Asset Value and offering price per share ($5,609 ÷ 543.9 shares)A	$ 10.31

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,649,948 ÷ 159,998.4 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,645 ÷ 450.2 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 57,072
Income from Fidelity Central Funds		21
Total income		57,093

Expenses
Management fee	$ 5,811
Transfer agent fees	1,455
Distribution fees	121
Accounting fees and expenses	299
Custodian fees and expenses	22
Independent trustees' compensation	6
Registration fees	104
Audit	59
Legal	11
Miscellaneous	14
Total expenses before reductions	7,902
Expense reductions	(954)	6,948
Net investment income		50,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,152)
Futures contracts	224
Total net realized gain (loss)		(928)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,935
Swap agreements	341
Total change in net unrealized appreciation (depreciation)		20,276
Net gain (loss)		19,348
Net increase (decrease) in net assets resulting from operations		$ 69,493

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 50,145	$ 48,409
Net realized gain (loss)	(928)	(4,249)
Change in net unrealized appreciation (depreciation)	20,276	1,984
Net increase (decrease) in net assets resulting from operations	69,493	46,144
Distributions to shareholders from net investment income	(50,136)	(48,409)
Share transactions - net increase (decrease)	143,977	(188,103)
Redemption fees	16	13
Total increase (decrease) in net assets	163,350	(190,355)

Net Assets
Beginning of period	1,519,915	1,710,270
End of period (including distributions in excess of net investment income of $92 and distributions in excess of net investment income of $2, respectively)	$ 1,683,265	$ 1,519,915

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.302	.292	.268	.250	.115
Net realized and unrealized gain (loss)	.118	(.001)	(.177)	(.090)	.071
Total from investment operations	.420	.291	.091	.160	.186
Distributions from net investment income	(.300)	(.291)	(.268)	(.251)	(.111)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.300)	(.291)	(.271)	(.270)	(.176)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Total Return B, C, D	4.19%	2.89%	.89%	1.55%	1.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.71%	.65%	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.71%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64%	.56%	.58%	.64%	.64% A
Net investment income	2.95%	2.86%	2.61%	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 10	$ 14	$ 12	$ 9
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.297	.281	.257	.238	.110
Net realized and unrealized gain (loss)	.120	(.011)	(.167)	(.089)	.050
Total from investment operations	.417	.270	.090	.149	.160
Distributions from net investment income	(.297)	(.280)	(.257)	(.240)	(.105)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.297)	(.280)	(.260)	(.259)	(.170)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Total Return B, C, D	4.17%	2.69%	.88%	1.44%	1.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.74%	.75%	.76%	.76%	.77% A
Expenses net of fee waivers, if any	.74%	.75%	.76%	.76%	.77% A
Expenses net of all reductions	.69%	.66%	.69%	.75%	.76% A
Net investment income	2.91%	2.76%	2.50%	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 13	$ 15	$ 20	$ 12
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.228	.215	.190	.172	.081
Net realized and unrealized gain (loss)	.121	(.012)	(.177)	(.080)	.059
Total from investment operations	.349	.203	.013	.092	.140
Distributions from net investment income	(.229)	(.213)	(.190)	(.173)	(.075)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.229)	(.213)	(.193)	(.192)	(.140)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Total Return B, C, D	3.47%	2.02%	.13%	.89%	1.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.41%	1.41%	1.41%	1.40%	1.40% A
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.40%	1.40% A
Expenses net of all reductions	1.36%	1.31%	1.34%	1.39%	1.39% A
Net investment income	2.23%	2.11%	1.85%	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 3	$ 4	$ 2
Portfolio turnover rate G	23%	28%	27%	45%	34%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.219	.204	.178	.159	.077
Net realized and unrealized gain (loss)	.120	(.011)	(.176)	(.080)	.048
Total from investment operations	.339	.193	.002	.079	.125
Distributions from net investment income	(.219)	(.203)	(.179)	(.160)	(.070)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.219)	(.203)	(.182)	(.179)	(.135)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return B, C, D	3.37%	1.92%	.02%	.77%	1.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.50% A
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.50% A
Expenses net of all reductions	1.45%	1.41%	1.45%	1.51%	1.49% A
Net investment income	2.14%	2.01%	1.74%	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52
Income from Investment Operations
Net investment income B	.323	.307	.284	.268	.283
Net realized and unrealized gain (loss)	.120	(.010)	(.177)	(.080)	.030
Total from investment operations	.443	.297	.107	.188	.313
Distributions from net investment income	(.323)	(.307)	(.284)	(.269)	(.283)
Distributions from net realized gain	-	-	(.003)	(.019)	(.070)
Total distributions	(.323)	(.307)	(.287)	(.288)	(.353)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return A	4.43%	2.95%	1.06%	1.82%	3.01%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.48%	.49%
Expenses net of all reductions	.43%	.41%	.42%	.47%	.47%
Net investment income	3.17%	3.01%	2.77%	2.57%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,650	$ 1,485	$ 1,665	$ 1,841	$ 1,843
Portfolio turnover rate D	23%	28%	27%	45%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.320	.306	.283	.265	.125
Net realized and unrealized gain (loss)	.120	- I	(.176)	(.088)	.059
Total from investment operations	.440	.306	.107	.177	.184
Distributions from net investment income	(.320)	(.306)	(.284)	(.268)	(.119)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.320)	(.306)	(.287)	(.287)	(.184)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Total Return B, C	4.39%	3.05%	1.05%	1.71%	1.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.49%	.49%	.48% A
Expenses net of fee waivers, if any	.52%	.50%	.49%	.49%	.48% A
Expenses net of all reductions	.45%	.41%	.42%	.48%	.47% A
Net investment income	3.14%	3.01%	2.77%	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,645	$ 3,357	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate F	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,603
Unrealized depreciation	(3,318)
Net unrealized appreciation (depreciation)	13,285

Capital loss carryforward	(7,017)
Cost for federal income tax purposes	$ 1,653,219

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 50,136	$ 48,409

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $523,945 and $368,654, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 21	$ 1
Class T	.00%	.25%	26	-
Class B	.65%	.25%	18	13
Class C	.75%	.25%	56	7
			$ 121	$ 21

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A and Class T shares (3.75% for Class A shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	3
Class C*	3
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 8.09
Class T	10.09
Class B	2.11
Class C	6.11
Short-Intermediate Municipal Income	1,425.09
Institutional Class	4.12
	$ 1,455

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Annual Report

8. Expense Reductions - continued

$22 and $299, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	4
Class B	1
Class C	2
Short-Intermediate Municipal Income	617
Institutional Class	2
$ 630

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 281	$ 317
Class T	296	388
Class B	44	63
Class C	121	157
Short-Intermediate Municipal Income	49,282	47,385
Institutional Class	112	99
Total	$ 50,136	$ 48,409

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	398	246	$ 4,082	$ 2,516
Reinvestment of distributions	23	25	231	253
Shares redeemed	(268)	(701)	(2,734)	(7,154)
Net increase (decrease)	153	(430)	$ 1,579	$ (4,385)
Class T
Shares sold	200	302	$ 2,060	$ 3,071
Reinvestment of distributions	24	30	241	307
Shares redeemed	(489)	(564)	(4,985)	(5,739)
Net increase (decrease)	(265)	(232)	$ (2,684)	$ (2,361)
Class B
Shares sold	72	27	$ 729	$ 268
Reinvestment of distributions	3	4	28	45
Shares redeemed	(165)	(138)	(1,685)	(1,399)
Net increase (decrease)	(90)	(107)	$ (928)	$ (1,086)
Class C
Shares sold	151	162	$ 1,547	$ 1,641
Reinvestment of distributions	7	9	76	96
Shares redeemed	(253)	(536)	(2,584)	(5,451)
Net increase (decrease)	(95)	(365)	$ (961)	$ (3,714)
Short-Intermediate Municipal Income
Shares sold	43,647	38,594	$ 445,094	$ 392,661
Reinvestment of distributions	3,143	3,345	32,070	34,020
Shares redeemed	(32,503)	(59,417)	(331,437)	(603,968)
Net increase (decrease)	14,287	(17,478)	$ 145,727	$ (177,287)
Institutional Class
Shares sold	258	258	$ 2,627	$ 2,623
Reinvestment of distributions	4	5	46	47
Shares redeemed	(141)	(191)	(1,429)	(1,940)
Net increase (decrease)	121	72	$ 1,244	$ 730

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).
Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.02% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-UANN-0208
1.796655.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2007

Institutional Class is a class of Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.39%	2.66%	3.78%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Institutional Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on July 23, 2003. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking, in an overall flight-to-quality. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Both ends of the municipal credit spectrum felt the crunch. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. Insured muni bonds cheapened under this cloud of uncertainty. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, the fund's Institutional Class shares returned 4.39%, while the Lehman Brothers 1-6 Year Municipal Bond Index rose 4.96%. The fund benefited from advantageous yield-curve positioning - which refers to how I allocated investments across bonds of various maturities in my investment universe. Specifically, overweighting bonds with maturities in the two- to three-year range and de-emphasizing bonds with maturities between five and six years worked in our favor as the shorter-term bonds outperformed. Although I emphasized bonds of various maturities at different points in time, I kept the fund's duration - meaning its overall sensitivity to interest rates - in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, overweighting lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,033.90	$ 3.69
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.67
Class T
Actual	$ 1,000.00	$ 1,033.00	$ 3.74
Hypothetical A	$ 1,000.00	$ 1,021.53	$ 3.72
Class B
Actual	$ 1,000.00	$ 1,029.40	$ 7.16
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 7.12
Class C
Actual	$ 1,000.00	$ 1,029.00	$ 7.62
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,034.20	$ 2.46
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class
Actual	$ 1,000.00	$ 1,035.00	$ 2.62
Hypothetical A	$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.73%
Class B	1.40%
Class C	1.49%
Short-Intermediate Municipal Income	.48%
Institutional Class	.51%

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	17.7	16.1
Texas	11.1	11.2
California	9.8	8.5
Illinois	7.7	9.0
New Jersey	5.4	6.6
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.3	40.3
Escrowed/Pre-Refunded	14.8	14.7
Special Tax	11.1	9.1
Electric Utilities	8.8	9.0
Health Care	5.1	6.3
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	3.6	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	2.9	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 51.2%	AAA 51.8%
AA,A 41.7%	AA,A 37.8%
BBB 4.5%	BBB 6.1%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.1%	Not Rated 3.6%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,106
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,494
5% 11/15/11	1,000	1,038
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,159
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,201
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,222
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	504
5% 12/1/10	855	863
5% 12/1/12	750	754
		16,746
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,436
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,684
		6,120
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,552
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,150
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,125
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	3,000	3,010
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	660
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,578
		20,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 9.8%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	$ 11,470	$ 12,637
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,460
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,872
5.25% 7/1/13	2,400	2,622
5.25% 7/1/13 (MBIA Insured)	2,900	3,171
California Gen. Oblig.:
5% 2/1/10	2,000	2,072
5% 2/1/11	4,000	4,198
5% 2/1/11	2,525	2,650
5% 10/1/11	1,650	1,747
5% 2/1/12	1,650	1,749
5% 3/1/12	15,000	15,911
5% 9/1/12	1,700	1,813
5% 10/1/12	12,600	13,453
5% 11/1/13	10,000	10,762
5.125% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	1,000	1,045
5.25% 9/1/10	18,550	19,506
5.25% 2/1/11	6,775	7,160
5.5% 3/1/11 (FGIC Insured)	3,210	3,425
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,756
6.5% 9/1/10	1,760	1,904
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,039
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (d)	2,100	2,155
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,451
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,400	1,398
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,609
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,427
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,265
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,700	4,318
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	$ 8,433	$ 8,677
Series K:
5% 5/15/09	1,000	1,028
5% 5/15/10	4,955	5,174
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	3,170	3,194
		165,739
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,317
Series F, 5% 11/15/12	1,225	1,281
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	614
		4,212
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,356
Series F, 5% 12/1/11	23,100	24,598
		29,954
District Of Columbia - 0.3%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	935
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,031
Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,048
		5,014
Florida - 4.6%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,874
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,200
Florida Gen. Oblig. 6.375% 7/1/13	8,020	9,159
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,550
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.): - continued
Series A, 5% 11/15/10	$ 1,000	$ 1,031
Series B, 5% 11/15/08	800	813
Series G:
5% 11/15/08	420	427
5% 11/15/09	435	445
5% 11/15/10	400	413
5% 11/15/11	700	727
Series I, 5%, tender 11/16/09 (d)	4,700	4,822
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,369
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,652
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,032
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,160
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,500	1,563
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,195
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,583
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (d)	9,000	9,547
5.5% 12/1/11 (FGIC Insured)	3,470	3,740
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,516
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (d)	2,000	1,996
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (d)	1,000	995
		77,809
Georgia - 3.0%
Carroll County School District 5% 4/1/11	8,000	8,442
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,673
Henry County School District Series A, 5% 4/1/10	26,475	27,543
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	4,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Walton County:
5% 1/1/10 (FGIC Insured)	$ 2,000	$ 2,071
5% 1/1/11 (FGIC Insured)	3,000	3,150
		49,952
Hawaii - 2.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,234
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,238
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	182
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,183
		36,837
Illinois - 7.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,569
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,072
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,263
5% 1/1/11 (AMBAC Insured)	3,625	3,784
Chicago O'Hare Int'l. Arpt. Rev.:
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,229
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,996
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,185
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,035
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,639
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,067
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(f)	2,200	2,198
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,814
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,996
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (d)	12,800	12,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (d)	$ 3,250	$ 3,279
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,843
4.05%, tender 7/1/09 (d)	7,000	7,083
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,013
5% 10/1/11	1,450	1,518
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,612
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,210
5.5% 8/1/10	1,495	1,580
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,471
Series A, 5% 10/1/09	2,600	2,684
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,057
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	701
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,068
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,811
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,454
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,752
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,427
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,482
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,153
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,617
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,323
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	$ 1,360	$ 1,437
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,315
		129,877
Indiana - 2.7%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,051
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,923
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,031
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,812
5.25% 7/10/11 (FSA Insured)	2,295	2,442
5.25% 1/10/12 (FSA Insured)	1,355	1,451
5% 1/15/10 (FSA Insured)	1,835	1,901
5% 1/15/11 (FSA Insured)	1,910	2,005
5% 1/15/12 (FSA Insured)	1,990	2,113
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,999
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,683
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,469
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,445
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,054
5.25% 7/15/11 (MBIA Insured)	1,020	1,082
5.25% 1/15/12 (MBIA Insured)	1,045	1,113
5.25% 7/15/12 (MBIA Insured)	1,075	1,152
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,730
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,826
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,705
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 1,600	$ 1,643
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,124
5.25% 7/15/11 (MBIA Insured)	1,125	1,196
5.25% 1/15/12 (MBIA Insured)	1,150	1,227
		45,228
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	567
5.25% 11/15/12	680	717
		1,284
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,204
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,199
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,581
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	2,700	2,713
		7,554
Maryland - 1.6%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	721
5% 7/1/11 (AMBAC Insured)	1,985	2,099
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	601
Maryland Gen. Oblig. Series B, 5.25% 2/15/12	20,000	21,576
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,605
		26,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 5.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	$ 1,000	$ 1,041
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,210
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,854
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,700
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,318
6% 2/1/10	2,500	2,642
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,659
Series 2001 A, 5.5% 1/1/11	5,000	5,323
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,198
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,709
5.5% 11/1/10 (FSA Insured)	10,000	10,636
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,049
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,543
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,387
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,365
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,990
		83,624
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/12 (MBIA Insured) (c)	1,590	1,685
Chelsea School District 5% 5/1/13 (MBIA Insured) (c)	1,750	1,870
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (c)	3,000	3,184
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	$ 10,620	$ 10,874
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,120
4.105% 7/1/32 (FSA Insured) (d)	4,105	3,892
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured) (c)	1,280	1,326
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured) (c)	1,305	1,386
5% 5/1/13 (FSA Insured) (c)	1,305	1,397
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured) (c)	1,485	1,576
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,817
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,580
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,054
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,258
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,277
		39,583
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthpartners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,211
5.25% 12/1/10	500	513
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	252
5% 5/15/10	200	203
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	405	402
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	989
		3,876
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(f)	1,100	1,090
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	$ 1,000	$ 1,021
5% 8/15/11	1,000	1,035
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,256
		5,606
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	6,600	6,662
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,480
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,943
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,504
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,057
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,002
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,151
		14,799
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	5,675	5,732
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,697
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,728
		10,425
Nevada - 2.3%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,763
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,263
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	$ 3,230	$ 3,416
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,700
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,121
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,262
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,381
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,109
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	714
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,234
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,511
		39,334
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,500	2,497
3.5%, tender 2/1/09 (d)(f)	2,000	1,996
		4,493
New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,259
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,222
6.375% 11/1/11 (MBIA Insured)	7,470	8,260
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,397
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,380
6% 1/1/11 (MBIA Insured)	21,785	23,467
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,804
6.5% 6/15/11 (MBIA Insured)	5,000	5,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,641
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,337
		90,279
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,309
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,211
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	1,900	1,903
		3,114
New York - 17.7%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,241
5% 1/1/12	1,175	1,245
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,531
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,612
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,441
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 G, 5.5% 8/1/10	2,720	2,871
Series 2003 F, 5.5% 12/15/11	8,315	8,961
Series 2004 G, 5% 8/1/09	8,000	8,244
Series 2005 C, 5% 8/1/12	19,770	20,996
Series 2005 D, 5% 8/1/12	4,925	5,230
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,538
Series 2005 K:
5% 8/1/11	7,120	7,510
5% 8/1/12	4,360	4,630
Series 2005 O, 5% 6/1/12	7,500	7,952
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,089
Series E, 5% 8/1/12	5,000	5,310
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,062
Subseries 2005 F1, 5% 9/1/15	3,560	3,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	$ 10,000	$ 10,702
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	3,500	3,765
6% 11/1/28 (b)	44,300	48,444
Series B:
5% 11/1/11	13,680	14,549
5.25% 2/1/29 (b)	3,100	3,273
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,424
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,773
5.75% 7/1/13 (AMBAC Insured)	1,000	1,080
Series C, 7.5% 7/1/10	12,415	13,130
Series B, 5.25%, tender 5/15/12 (d)	13,000	13,918
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	21,112
New York Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,092
5% 11/15/11	2,750	2,906
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,010	5,313
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	2,450	2,469
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	6,953
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,010	1,064
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,435
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,897
Series A1:
5% 6/1/10	1,875	1,950
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,626
5.5% 6/1/14	3,675	3,770
Series C1:
5.5% 6/1/15	1,300	1,355
5.5% 6/1/17	4,200	4,419
		298,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,221
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,608
		5,829
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	257
5% 1/15/11	750	779
5% 1/15/12	400	419
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,098
Series C, 5% 1/1/08	1,190	1,190
Series D, 5.375% 1/1/10	3,730	3,843
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,264
		14,850
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,611
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,029
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,485
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,128
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	991
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,066
		25,699
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	876
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	$ 1,035	$ 1,078
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,207
		12,950
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,263
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	615
5% 5/1/11 (FSA Insured)	1,000	1,057
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,269
		8,204
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,387
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,760
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (d)	4,500	4,495
Allegheny County Sanitation Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,621
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,580
5% 12/15/11	2,835	2,851
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	10,000	10,003
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(f)	2,100	2,105
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,797
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,888
Philadelphia Gen. Oblig. Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,780
5% 8/1/12 (FSA Insured)	5,000	5,352
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	$ 1,465	$ 1,577
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,277
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,645
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,016
		52,773
Puerto Rico - 1.3%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,049
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,228
5% 12/1/12	1,000	1,036
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,927
Series Q, 5% 6/1/11	4,825	4,965
		22,205
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,336
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,211
		3,548
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,704
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,509
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,522
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	569
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,106
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,153
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,028
		12,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	$ 7,500	$ 7,621
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,173
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,079
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,718
Metropolitan Govt. Nashville & Davidson Series A, 5.25% 10/15/09	3,795	3,939
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,218
		18,748
Texas - 11.1%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,556
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	510
6% 1/1/13	1,270	1,298
6% 1/1/14	1,420	1,453
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,151
5% 11/15/11 (FSA Insured)	4,000	4,252
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,825
0% 11/15/10 (MBIA Insured)	5,300	4,805
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,043
Birdville Independent School District:
0% 2/15/11	5,000	4,496
5% 2/15/10	1,300	1,349
Brownsville Independent School District 5% 8/15/11	1,430	1,514
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,611
College Station Independent School District 5% 2/15/10	1,000	1,038
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,241
Fort Bend Independent School District 5%, tender 8/15/09 (d)	5,000	5,147
Fort Worth Independent School District 5% 2/15/12	1,500	1,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	$ 1,710	$ 1,774
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,807
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,220
5.25% 4/15/12 (FSA Insured)	2,000	2,154
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,808
5% 3/1/13 (MBIA Insured)	7,500	8,067
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,964
5.25% 11/15/11 (FSA Insured)	4,430	4,749
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,148
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,293
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,593
5% 2/15/10 (MBIA Insured)	1,845	1,913
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,136
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,397
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (d)	1,300	1,356
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,881
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (d)(g)	45	45
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	5,000	5,048
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	1,000	956
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,696
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	$ 2,500	$ 2,418
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,086
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,653
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,061
5% 5/15/12 (FGIC Insured)	7,000	7,445
Socorro Independent School District 5% 8/15/09	2,070	2,134
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,154
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,809
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,021
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,107
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,232
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	1,550	1,628
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,094
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,314
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,265
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,944
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,430
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,159
Series B:
5% 8/15/09	11,255	11,600
5.25% 8/15/11	5,025	5,370
Wichita Falls Independent School District 0% 2/1/10	2,325	2,170
Ysleta Independent School District 0% 8/15/09	4,065	3,861
		187,110
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,321
0% 10/1/12 (AMBAC Insured)	3,800	3,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/13 (AMBAC Insured)	$ 3,760	$ 3,017
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,794
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,993
		21,310
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	1,600	1,599
Washington - 2.1%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,255
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,760
5.25% 1/1/11 (FSA Insured)	1,935	2,047
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,839
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,230
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,900
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,024
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,073
5% 6/1/10 (FSA Insured)	1,000	1,043
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,065
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,057
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,700
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,788
		34,781
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,034
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	$ 875	$ 881
Series B, 6.25% 2/15/10	1,015	1,047
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5% 8/15/09	1,765	1,793
5% 8/15/10	1,870	1,897
5% 8/15/11	1,315	1,336
5.75% 8/15/11	1,000	1,041
		13,632
TOTAL MUNICIPAL BONDS (Cost $1,653,564)		1,666,503
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.49% (a)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,653,565)		1,666,504
NET OTHER ASSETS - 1.0%		16,761
NET ASSETS - 100%		$ 1,683,265
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ 846
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	(505)
		$ 64,000	$ 341
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,677,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 21
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.3%
Escrowed/Pre-Refunded	14.8%
Special Tax	11.1%
Electric Utilities	8.8%
Health Care	5.1%
Transportation	5.3%
Education	5.0%
Others* (individually less than 5%)	6.6%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $7,017,000 of which $699,000, $4,871,000 and $1,447,000 will expire on December 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,653,564)	$ 1,666,503
Fidelity Central Funds (cost $1)	1
Total Investments (cost $1,653,565)		$ 1,666,504
Cash		9,708
Receivable for fund shares sold		1,174
Interest receivable		22,496
Swap agreements, at value		341
Prepaid expenses		5
Other receivables		210
Total assets		1,700,438

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,318
Payable for fund shares redeemed	2,094
Distributions payable	1,734
Accrued management fee	512
Distribution fees payable	10
Other affiliated payables	455
Other payables and accrued expenses	50
Total liabilities		17,173

Net Assets		$ 1,683,265
Net Assets consist of:
Paid in capital		$ 1,677,094
Distributions in excess of net investment income		(92)
Accumulated undistributed net realized gain (loss) on investments		(7,017)
Net unrealized appreciation (depreciation) on investments		13,280
Net Assets		$ 1,683,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,700 ÷ 1,132.9 shares)	$ 10.33

Maximum offering price per share (100/97.25 of $10.33)	$ 10.62
Class T: Net Asset Value and redemption price per share ($9,923 ÷ 962.3 shares)	$ 10.31

Maximum offering price per share (100/97.25 of $10.31)	$ 10.60
Class B: Net Asset Value and offering price per share ($1,440 ÷ 139.5 shares)A	$ 10.32

Class C: Net Asset Value and offering price per share ($5,609 ÷ 543.9 shares)A	$ 10.31

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,649,948 ÷ 159,998.4 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,645 ÷ 450.2 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 57,072
Income from Fidelity Central Funds		21
Total income		57,093

Expenses
Management fee	$ 5,811
Transfer agent fees	1,455
Distribution fees	121
Accounting fees and expenses	299
Custodian fees and expenses	22
Independent trustees' compensation	6
Registration fees	104
Audit	59
Legal	11
Miscellaneous	14
Total expenses before reductions	7,902
Expense reductions	(954)	6,948
Net investment income		50,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,152)
Futures contracts	224
Total net realized gain (loss)		(928)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,935
Swap agreements	341
Total change in net unrealized appreciation (depreciation)		20,276
Net gain (loss)		19,348
Net increase (decrease) in net assets resulting from operations		$ 69,493

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 50,145	$ 48,409
Net realized gain (loss)	(928)	(4,249)
Change in net unrealized appreciation (depreciation)	20,276	1,984
Net increase (decrease) in net assets resulting from operations	69,493	46,144
Distributions to shareholders from net investment income	(50,136)	(48,409)
Share transactions - net increase (decrease)	143,977	(188,103)
Redemption fees	16	13
Total increase (decrease) in net assets	163,350	(190,355)

Net Assets
Beginning of period	1,519,915	1,710,270
End of period (including distributions in excess of net investment income of $92 and distributions in excess of net investment income of $2, respectively)	$ 1,683,265	$ 1,519,915

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.302	.292	.268	.250	.115
Net realized and unrealized gain (loss)	.118	(.001)	(.177)	(.090)	.071
Total from investment operations	.420	.291	.091	.160	.186
Distributions from net investment income	(.300)	(.291)	(.268)	(.251)	(.111)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.300)	(.291)	(.271)	(.270)	(.176)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Total Return B, C, D	4.19%	2.89%	.89%	1.55%	1.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.71%	.65%	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.71%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64%	.56%	.58%	.64%	.64% A
Net investment income	2.95%	2.86%	2.61%	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 10	$ 14	$ 12	$ 9
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.297	.281	.257	.238	.110
Net realized and unrealized gain (loss)	.120	(.011)	(.167)	(.089)	.050
Total from investment operations	.417	.270	.090	.149	.160
Distributions from net investment income	(.297)	(.280)	(.257)	(.240)	(.105)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.297)	(.280)	(.260)	(.259)	(.170)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Total Return B, C, D	4.17%	2.69%	.88%	1.44%	1.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.74%	.75%	.76%	.76%	.77% A
Expenses net of fee waivers, if any	.74%	.75%	.76%	.76%	.77% A
Expenses net of all reductions	.69%	.66%	.69%	.75%	.76% A
Net investment income	2.91%	2.76%	2.50%	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 13	$ 15	$ 20	$ 12
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.228	.215	.190	.172	.081
Net realized and unrealized gain (loss)	.121	(.012)	(.177)	(.080)	.059
Total from investment operations	.349	.203	.013	.092	.140
Distributions from net investment income	(.229)	(.213)	(.190)	(.173)	(.075)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.229)	(.213)	(.193)	(.192)	(.140)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Total Return B, C, D	3.47%	2.02%	.13%	.89%	1.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.41%	1.41%	1.41%	1.40%	1.40% A
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.40%	1.40% A
Expenses net of all reductions	1.36%	1.31%	1.34%	1.39%	1.39% A
Net investment income	2.23%	2.11%	1.85%	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 3	$ 4	$ 2
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.219	.204	.178	.159	.077
Net realized and unrealized gain (loss)	.120	(.011)	(.176)	(.080)	.048
Total from investment operations	.339	.193	.002	.079	.125
Distributions from net investment income	(.219)	(.203)	(.179)	(.160)	(.070)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.219)	(.203)	(.182)	(.179)	(.135)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return B, C, D	3.37%	1.92%	.02%	.77%	1.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.50% A
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.50% A
Expenses net of all reductions	1.45%	1.41%	1.45%	1.51%	1.49% A
Net investment income	2.14%	2.01%	1.74%	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate G	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52
Income from Investment Operations
Net investment income B	.323	.307	.284	.268	.283
Net realized and unrealized gain (loss)	.120	(.010)	(.177)	(.080)	.030
Total from investment operations	.443	.297	.107	.188	.313
Distributions from net investment income	(.323)	(.307)	(.284)	(.269)	(.283)
Distributions from net realized gain	-	-	(.003)	(.019)	(.070)
Total distributions	(.323)	(.307)	(.287)	(.288)	(.353)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return A	4.43%	2.95%	1.06%	1.82%	3.01%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.48%	.49%
Expenses net of all reductions	.43%	.41%	.42%	.47%	.47%
Net investment income	3.17%	3.01%	2.77%	2.57%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,650	$ 1,485	$ 1,665	$ 1,841	$ 1,843
Portfolio turnover rate D	23%	28%	27%	45%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.320	.306	.283	.265	.125
Net realized and unrealized gain (loss)	.120	- I	(.176)	(.088)	.059
Total from investment operations	.440	.306	.107	.177	.184
Distributions from net investment income	(.320)	(.306)	(.284)	(.268)	(.119)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.320)	(.306)	(.287)	(.287)	(.184)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Total Return B, C	4.39%	3.05%	1.05%	1.71%	1.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.49%	.49%	.48% A
Expenses net of fee waivers, if any	.52%	.50%	.49%	.49%	.48% A
Expenses net of all reductions	.45%	.41%	.42%	.48%	.47% A
Net investment income	3.14%	3.01%	2.77%	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,645	$ 3,357	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate F	23%	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,603
Unrealized depreciation	(3,318)
Net unrealized appreciation (depreciation)	13,285

Capital loss carryforward	(7,017)
Cost for federal income tax purposes	$ 1,653,219

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 50,136	$ 48,409

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $523,945 and $368,654, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 21	$ 1
Class T	.00%	.25%	26	-
Class B	.65%	.25%	18	13
Class C	.75%	.25%	56	7
			$ 121	$ 21

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A and Class T shares (3.75% for Class A shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	3
Class C*	3
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 8.09
Class T	10.09
Class B	2.11
Class C	6.11
Short-Intermediate Municipal Income	1,425.09
Institutional Class	4.12
	$ 1,455

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

$22 and $299, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	4
Class B	1
Class C	2
Short-Intermediate Municipal Income	617
Institutional Class	2
$ 630

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 281	$ 317
Class T	296	388
Class B	44	63
Class C	121	157
Short-Intermediate Municipal Income	49,282	47,385
Institutional Class	112	99
Total	$ 50,136	$ 48,409

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	398	246	$ 4,082	$ 2,516
Reinvestment of distributions	23	25	231	253
Shares redeemed	(268)	(701)	(2,734)	(7,154)
Net increase (decrease)	153	(430)	$ 1,579	$ (4,385)
Class T
Shares sold	200	302	$ 2,060	$ 3,071
Reinvestment of distributions	24	30	241	307
Shares redeemed	(489)	(564)	(4,985)	(5,739)
Net increase (decrease)	(265)	(232)	$ (2,684)	$ (2,361)
Class B
Shares sold	72	27	$ 729	$ 268
Reinvestment of distributions	3	4	28	45
Shares redeemed	(165)	(138)	(1,685)	(1,399)
Net increase (decrease)	(90)	(107)	$ (928)	$ (1,086)
Class C
Shares sold	151	162	$ 1,547	$ 1,641
Reinvestment of distributions	7	9	76	96
Shares redeemed	(253)	(536)	(2,584)	(5,451)
Net increase (decrease)	(95)	(365)	$ (961)	$ (3,714)
Short-Intermediate Municipal Income
Shares sold	43,647	38,594	$ 445,094	$ 392,661
Reinvestment of distributions	3,143	3,345	32,070	34,020
Shares redeemed	(32,503)	(59,417)	(331,437)	(603,968)
Net increase (decrease)	14,287	(17,478)	$ 145,727	$ (177,287)
Institutional Class
Shares sold	258	258	$ 2,627	$ 2,623
Reinvestment of distributions	4	5	46	47
Shares redeemed	(141)	(191)	(1,429)	(1,940)
Net increase (decrease)	121	72	$ 1,244	$ 730

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).
Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.02% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-UANN-0208
1.796657.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Pennsylvania Municipal Income Fund and Fidelity Short-Intermediate Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Michigan Municipal Income Fund	$48,000	$46,000
Fidelity Minnesota Municipal Income Fund	$47,000	$45,000
Fidelity Municipal Income Fund	$72,000	$70,000
Fidelity Ohio Municipal Income Fund	$47,000	$46,000
Fidelity Pennsylvania Municipal Income Fund	$47,000	$45,000
Fidelity Short-Intermediate Municipal Income Fund	$51,000	$48,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Michigan Municipal Income Fund	$0	$0
Fidelity Minnesota Municipal Income Fund	$0	$0
Fidelity Municipal Income Fund	$0	$0
Fidelity Ohio Municipal Income Fund	$0	$0
Fidelity Pennsylvania Municipal Income Fund	$0	$0
Fidelity Short-Intermediate Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Michigan Municipal Income Fund	$2,900	$2,700
Fidelity Minnesota Municipal Income Fund	$2,900	$2,700
Fidelity Municipal Income Fund	$2,900	$2,700
Fidelity Ohio Municipal Income Fund	$2,900	$2,700
Fidelity Pennsylvania Municipal Income Fund	$2,900	$2,700
Fidelity Short-Intermediate Municipal Income Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Michigan Municipal Income Fund	$1,600	$1,600
Fidelity Minnesota Municipal Income Fund	$1,400	$1,400
Fidelity Municipal Income Fund	$4,300	$4,500
Fidelity Ohio Municipal Income Fund	$1,500	$1,500
Fidelity Pennsylvania Municipal Income Fund	$1,400	$1,400
Fidelity Short-Intermediate Municipal Income Fund	$2,200	$2,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,500,000A and $1,345,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$245,000	$155,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 28, 2008